UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Trend Driven Allocation Fund, and Goldman Sachs Government Money Market Fund is filed herewith.

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	20.2%
Health Care	11.3%
Information Technology	9.9%
Consumer Discretionary	8.4%
Consumer Staples	7.5%
Materials	6.2%
Communication Services	3.9%
Utilities	2.8%
Other	2.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$116,187,291
  # of Portfolio Holdings302
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$415,484

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987701-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.2%
Industrials	20.2%
Health Care	11.3%
Information Technology	9.9%
Consumer Discretionary	8.4%
Consumer Staples	7.5%
Materials	6.2%
Communication Services	3.9%
Utilities	2.8%
Other	2.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$58	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$116,187,291
  # of Portfolio Holdings302
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$415,484

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987776-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	13.8%
Health Care	12.3%
Information Technology	9.8%
Consumer Discretionary	8.0%
Consumer Staples	7.1%
Communication Services	6.5%
Energy	5.5%
Materials	4.8%
Other	8.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$263,964,404
  # of Portfolio Holdings67
  Portfolio Turnover Rate48%
  Total Net Advisory Fees Paid$889,793

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987107-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	13.8%
Health Care	12.3%
Information Technology	9.8%
Consumer Discretionary	8.0%
Consumer Staples	7.1%
Communication Services	6.5%
Energy	5.5%
Materials	4.8%
Other	8.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$263,964,404
  # of Portfolio Holdings67
  Portfolio Turnover Rate48%
  Total Net Advisory Fees Paid$889,793

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987677-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.1%
Information Technology	19.1%
Health Care	17.6%
Consumer Discretionary	13.7%
Financials	9.6%
Communication Services	5.4%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.9%
Other	4.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$66,227,108
  # of Portfolio Holdings70
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$243,016

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987636-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.1%
Information Technology	19.1%
Health Care	17.6%
Consumer Discretionary	13.7%
Financials	9.6%
Communication Services	5.4%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.9%
Other	4.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$66,227,108
  # of Portfolio Holdings70
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$243,016

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987719-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	17.8%
Industrials	16.2%
Utilities	9.1%
Information Technology	8.9%
Energy	8.4%
Real Estate	8.0%
Consumer Discretionary	7.2%
Consumer Staples	6.8%
Materials	6.7%
Other	9.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$436,854,840
  # of Portfolio Holdings104
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$1,586,101

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987602-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	17.8%
Industrials	16.2%
Utilities	9.1%
Information Technology	8.9%
Energy	8.4%
Real Estate	8.0%
Consumer Discretionary	7.2%
Consumer Staples	6.8%
Materials	6.7%
Other	9.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$436,854,840
  # of Portfolio Holdings104
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$1,586,101

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987743-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	19.1%
Health Care	17.0%
Information Technology	14.7%
Industrials	14.5%
Consumer Discretionary	12.0%
Real Estate	6.6%
Energy	5.0%
Utilities	2.8%
Communication Services	2.6%
Other	4.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$153,385,139
  # of Portfolio Holdings530
  Portfolio Turnover Rate79%
  Total Net Advisory Fees Paid$509,051

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987404-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	19.1%
Health Care	17.0%
Information Technology	14.7%
Industrials	14.5%
Consumer Discretionary	12.0%
Real Estate	6.6%
Energy	5.0%
Utilities	2.8%
Communication Services	2.6%
Other	4.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$153,385,139
  # of Portfolio Holdings530
  Portfolio Turnover Rate79%
  Total Net Advisory Fees Paid$509,051

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987669-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.7%
Communication Services	12.3%
Consumer Discretionary	9.8%
Health Care	9.3%
Industrials	6.8%
Financials	4.3%
Consumer Staples	2.2%
Materials	1.6%
Energy	1.5%
Money Market Instruments	1.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$440,900,632
  # of Portfolio Holdings54
  Portfolio Turnover Rate31%
  Total Net Advisory Fees Paid$1,320,920

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987503-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.7%
Communication Services	12.3%
Consumer Discretionary	9.8%
Health Care	9.3%
Industrials	6.8%
Financials	4.3%
Consumer Staples	2.2%
Materials	1.6%
Energy	1.5%
Money Market Instruments	1.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$440,900,632
  # of Portfolio Holdings54
  Portfolio Turnover Rate31%
  Total Net Advisory Fees Paid$1,320,920

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987750-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.1%
Financials	16.8%
Communication Services	11.4%
Health Care	10.1%
Consumer Discretionary	9.8%
Industrials	8.0%
Consumer Staples	4.2%
Real Estate	3.5%
Energy	2.1%
Other	3.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$371,527,957
  # of Portfolio Holdings157
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$957,120

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987206-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.1%
Financials	16.8%
Communication Services	11.4%
Health Care	10.1%
Consumer Discretionary	9.8%
Industrials	8.0%
Consumer Staples	4.2%
Real Estate	3.5%
Energy	2.1%
Other	3.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$371,527,957
  # of Portfolio Holdings157
  Portfolio Turnover Rate98%
  Total Net Advisory Fees Paid$957,120

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987768-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)^

	Gross	Long	Short	Net
Developed markets ex US Equity	13.1	13.1	-	13.1
Long-Term Fixed Income	31.0	31.0	-	31.0
Cash and Short-Term Investments	134.2	104.5	29.7	74.8
US Equity	56.2	56.2	-	56.2

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

^ Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$245,758,845
  # of Portfolio Holdings12
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$804,540

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987610-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)^

	Gross	Long	Short	Net
Developed markets ex US Equity	13.1	13.1	-	13.1
Long-Term Fixed Income	31.0	31.0	-	31.0
Cash and Short-Term Investments	134.2	104.5	29.7	74.8
US Equity	56.2	56.2	-	56.2

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

^ Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$245,758,845
  # of Portfolio Holdings12
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$804,540

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987651-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Mortgage-Backed Securities	34.1%
U.S. Treasury Obligations	27.2%
Corporate Bond	21.4%
Asset- Backed Securities	11.8%
Commercial Mortgage-Backed Securities	5.6%
Foreign Bond	5.1%
Collateralized Mortgage Obligations	2.0%
Foreign Government Securities	1.3%
Other	10.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$184,680,924
  # of Portfolio Holdings682
  Portfolio Turnover Rate285%
  Total Net Advisory Fees Paid$332,496

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987628-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Mortgage-Backed Securities	34.1%
U.S. Treasury Obligations	27.2%
Corporate Bond	21.4%
Asset- Backed Securities	11.8%
Commercial Mortgage-Backed Securities	5.6%
Foreign Bond	5.1%
Collateralized Mortgage Obligations	2.0%
Foreign Government Securities	1.3%
Other	10.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$184,680,924
  # of Portfolio Holdings682
  Portfolio Turnover Rate285%
  Total Net Advisory Fees Paid$332,496

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987727-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	62.8%
U.S. Treasury Obligations	35.3%
U.S. Government Agency Obligations	9.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$3,951,456,567
  # of Portfolio Holdings323
  Total Net Advisory Fees Paid$3,044,884

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987594-SAR-0625     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	62.8%
U.S. Treasury Obligations	35.3%
U.S. Government Agency Obligations	9.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$3,951,456,567
  # of Portfolio Holdings323
  Total Net Advisory Fees Paid$3,044,884

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987693-SAR-0625     Service Shares

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund Semi-Annual Financial Statements June 30, 2025

Goldman Sachs Government Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations - 9.8%

Federal Farm Credit Banks Funding Corp. (Prime Rate - 2.990%)
$3,132,000	4.510	%(a)	06/18/26	$3,132,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.000%)
2,078,000	4.500	(a)	07/28/25	2,078,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.020%)
1,514,000	4.480	(a)	09/08/25	1,514,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.025%)
1,265,000	4.472	(a)	03/18/26	1,265,296
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.030%)
1,439,000	4.468	(a)	04/17/26	1,439,094
2,378,000	4.470	(a)	04/17/26	2,378,154
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.035%)
1,608,000	4.465	(a)	04/29/26	1,608,000
3,146,000	4.465	(a)	01/13/27	3,146,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.040%)
1,383,000	4.460	(a)	05/21/26	1,383,000
434,000	4.460	(a)	05/28/26	434,000
1,118,000	4.460	(a)	06/12/26	1,118,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.060%)
1,604,000	4.440	(a)	03/24/26	1,604,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.070%)
2,154,000	4.430	(a)	01/02/26	2,154,000
2,221,000	4.430	(a)	01/29/26	2,221,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.040%)
2,499,000	4.430	(a)	02/11/26	2,499,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.055%)
2,754,000	4.445	(a)	11/25/25	2,754,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.070%)
2,255,000	4.460	(a)	12/07/26	2,255,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.075%)
1,804,000	4.465	(a)	11/16/26	1,804,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.080%)
2,846,000	4.470	(a)	03/11/27	2,846,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.085%)
2,776,000	4.475	(a)	12/29/25	2,776,000
1,069,000	4.475	(a)	08/07/26	1,069,000
6,250,000	4.475	(a)	02/26/27	6,250,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.090%)
1,650,000	4.480	(a)	02/09/26	1,650,000
1,031,000	4.480	(a)	02/24/27	1,031,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.095%)
3,327,000	4.485	(a)	07/17/26	3,327,000
4,189,000	4.485	(a)	02/12/27	4,189,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.100%)
3,130,000	4.490	(a)	04/15/26	3,130,000
1,285,000	4.490	(a)	02/09/27	1,285,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.105%)
1,085,000	4.495	(a)	03/18/26	1,085,054
2,887,000	4.495	(a)	05/26/26	2,887,000
5,284,000	4.495	(a)	02/01/27	5,284,000
7,500,000	4.495	(a)	03/05/27	7,500,000
4,248,000	4.495	(a)	05/14/27	4,248,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.110%)
1,149,000	4.500	(a)	03/13/26	1,149,000
1,261,000	4.500	(a)	04/16/26	1,261,000
1,568,000	4.500	(a)	04/21/26	1,568,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.115%)
426,000	4.505	(a)	04/08/26	426,000
15,395,000	4.505	(a)	01/28/27	15,395,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)

$5,505,000	4.505	%(a)	02/10/27	$5,505,000
7,026,000	4.505	(a)	05/06/27	7,026,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.120%)
1,427,000	4.510	(a)	07/15/26	1,427,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.125%)
1,736,000	4.515	(a)	06/10/26	1,736,000
1,700,000	4.515	(a)	06/15/26	1,700,000
3,514,000	4.515	(a)	06/18/26	3,514,000
4,049,000	4.515	(a)	08/06/26	4,049,000
1,036,000	4.515	(a)	09/21/26	1,036,000
7,525,000	4.515	(a)	04/29/27	7,525,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.130%)
1,561,000	4.520	(a)	08/13/25	1,561,000
2,015,000	4.520	(a)	08/28/26	2,015,000
6,465,000	4.520	(a)	04/23/27	6,465,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.135%)
2,012,000	4.525	(a)	12/18/26	2,011,964
2,704,000	4.525	(a)	01/08/27	2,704,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.140%)
2,699,000	4.530	(a)	08/22/25	2,699,000
539,000	4.530	(a)	08/26/26	539,000
1,909,000	4.525	(a)	09/03/26	1,910,609
2,046,000	4.530	(a)	09/04/26	2,046,000
1,210,000	4.530	(a)	09/09/26	1,210,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.150%)
2,003,000	4.540	(a)	12/15/25	2,003,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.155%)
1,989,000	4.545	(a)	09/15/25	1,988,979
2,024,000	4.541	(a)	09/25/25	2,024,438
3,220,000	4.545	(a)	11/28/25	3,220,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.160%)
2,306,000	4.550	(a)	07/21/25	2,306,000
3,323,000	4.550	(a)	08/04/25	3,323,000
756,000	4.550	(a)	10/27/25	756,000
Federal Home Loan Bank
857,000	4.146		12/26/25	839,852
4,020,000	4.224		12/26/25	3,939,563
2,209,000	4.252		01/06/26	2,161,625
2,274,000	4.244		01/20/26	2,221,593
5,354,000	4.251		01/20/26	5,230,610
2,274,000	4.250		01/21/26	2,221,361
2,433,000	4.241		01/22/26	2,376,509
2,274,000	4.246		01/22/26	2,221,201
Federal Home Loan Bank (SOFR + 0.030%)
6,350,000	4.420	(a)	02/19/26	6,350,000
Federal Home Loan Bank (SOFR + 0.045%)
3,175,000	4.435	(a)	05/18/26	3,175,000
Federal Home Loan Bank (SOFR + 0.085%)
3,880,000	4.475	(a)	02/26/27	3,880,000
Federal Home Loan Bank (SOFR + 0.090%)
585,000	4.480	(a)	02/19/26	585,000
3,225,000	4.480	(a)	02/12/27	3,225,000
6,565,000	4.480	(a)	02/19/27	6,565,000
Federal Home Loan Bank (SOFR + 0.100%)
2,505,000	4.490	(a)	04/17/26	2,505,000
3,815,000	4.490	(a)	10/21/26	3,815,000
2,215,000	4.490	(a)	05/27/27	2,215,000
6,235,000	4.490	(a)	06/10/27	6,235,000

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)

Federal Home Loan Bank (SOFR + 0.110%)
$3,105,000	4.500	%(a)	04/07/26	$3,105,000
635,000	4.500	(a)	02/12/27	635,000
Federal Home Loan Bank (SOFR + 0.115%)
2,155,000	4.505	(a)	01/25/27	2,155,000
Federal Home Loan Bank (SOFR + 0.130%)
3,180,000	4.520	(a)	04/16/27	3,180,000
2,875,000	4.520	(a)	04/23/27	2,875,000
Federal Home Loan Bank (SOFR + 0.135%)
9,420,000	4.525	(a)	01/06/27	9,420,000
Federal Home Loan Bank (SOFR + 0.140%)
4,735,000	4.530	(a)	08/25/25	4,735,000
4,960,000	4.530	(a)	09/09/26	4,960,000
2,970,000	4.525	(a)	10/29/26	2,972,641
Federal Home Loan Bank (SOFR + 0.155%)
4,575,000	4.545	(a)	07/08/25	4,575,000
6,495,000	4.545	(a)	08/21/25	6,495,000
4,325,000	4.545	(a)	08/22/25	4,325,000
3,320,000	4.545	(a)	09/26/25	3,320,000
2,365,000	4.545	(a)	11/14/25	2,365,000
3,850,000	4.545	(a)	12/08/25	3,850,000
Federal Home Loan Bank (SOFR + 0.160%)
7,980,000	4.550	(a)	07/10/25	7,980,000
6,790,000	4.550	(a)	07/14/25	6,790,000
2,920,000	4.550	(a)	07/25/25	2,920,000
1,785,000	4.550	(a)	08/08/25	1,785,000
Federal Home Loan Mortgage Corp. (SOFR + 0.090%)
5,604,000	4.480	(a)	01/26/26	5,604,000
Federal Home Loan Mortgage Corp. (SOFR + 0.115%)
33,411,000	4.505	(a)	05/05/27	33,410,988
Federal Home Loan Mortgage Corp. (SOFR + 0.140%)
5,343,000	4.530	(a)	09/04/26	5,343,000
2,350,000	4.527	(a)	10/29/26	2,351,199
Federal National Mortgage Association (SOFR + 0.120%)
1,184,000	4.510	(a)	07/29/26	1,184,000
Federal National Mortgage Association (SOFR + 0.135%)
11,725,000	4.525	(a)	08/21/26	11,724,874
Federal National Mortgage Association (SOFR + 0.140%)
11,281,000	4.530	(a)	09/11/26	11,281,000
U.S. International Development Finance Corp. (3 Mo. U.S. Treasury Bill Yield + 0.000%)
1,425,000	4.550	(a)	03/15/30	1,425,000
2,633,704	4.550	(a)(b)	12/15/33	2,633,704
250,000	4.550	(a)	09/15/26	250,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$388,856,308

U.S. Treasury Obligations - 35.3%

United States Treasury Bills
57,953,200	4.344		08/19/25	57,617,911
9,016,200	4.507		08/19/25	8,964,037
4,662,100	4.392		08/21/25	4,633,799
13,159,500	4.441	(c)	08/26/25	13,070,444
2,540,000	4.329		09/02/25	2,521,270
6,919,700	4.334		09/02/25	6,868,675
1,342,700	4.333	(c)	09/16/25	1,330,509
44,449,100	4.338	(c)	09/16/25	44,045,542
13,119,400	4.343	(c)	09/16/25	13,000,288
42,535,000	4.349	(c)	09/16/25	42,148,821
7,056,400	4.350		09/18/25	6,990,667

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$9,672,500	4.344%		09/23/25	$9,577,060
29,568,100	4.350		09/23/25	29,276,348
13,164,100	4.299		09/25/25	13,032,177
62,714,200	4.339		09/30/25	62,045,214
19,155,200	4.335	(c)	10/02/25	18,950,266
13,404,400	4.340	(c)	10/02/25	13,260,991
1,578,900	4.345	(c)	10/02/25	1,562,008
69,994,300	4.323		10/07/25	69,192,997
844,200	4.329		10/07/25	834,536
2,738,100	4.334		10/07/25	2,706,754
1,452,600	4.189		10/16/25	1,435,078
2,881,500	4.192		10/16/25	2,846,742
25,063,500	4.203		10/16/25	24,761,172
5,907,600	4.318		10/21/25	5,830,209
11,336,400	4.323		10/21/25	11,187,889
1,450,400	4.339		10/21/25	1,431,399
628,500	4.344		10/21/25	620,266
4,451,000	4.355		10/21/25	4,392,690
14,697,700	4.308	(c)	10/28/25	14,493,890
155,936,000	4.313	(c)	10/28/25	153,773,672
14,235,800	4.318	(c)	10/28/25	14,038,395
9,777,300	4.208		10/30/25	9,642,898
23,813,500	4.337		10/30/25	23,486,152
10,807,000	4.282		11/20/25	10,630,559
190,600	4.297		11/20/25	187,488
834,500	4.299		11/20/25	820,876
647,400	4.301		11/20/25	636,830
471,600	4.321		11/20/25	463,900
1,503,700	4.293		11/28/25	1,477,647
4,049,500	4.298		11/28/25	3,979,338
331,000	4.304		11/28/25	325,265
137,600	4.308		11/28/25	135,216
31,385,600	4.309		11/28/25	30,841,809
10,773,800	4.298		12/04/25	10,580,051
10,136,800	4.298		12/11/25	9,946,327
1,767,100	4.241		12/18/25	1,732,483
338,500	4.245		12/18/25	331,869
1,559,200	4.255	(c)	12/18/25	1,528,656
1,039,500	4.257		12/18/25	1,019,136
2,121,300	4.281		12/18/25	2,079,744
212,100	4.287		12/18/25	207,945
7,708,500	4.297		12/18/25	7,557,492
31,314,200	4.303		12/18/25	30,700,759
5,419,900	4.237		12/26/25	5,310,214
6,477,900	4.240		12/26/25	6,346,803
1,455,300	4.250		12/26/25	1,425,848
2,079,000	4.254	(c)	12/26/25	2,036,926
14,537,500	4.256		12/26/25	14,243,296
20,428,200	4.267		12/26/25	20,014,782
37,478,700	4.304		12/26/25	36,720,221
5,462,700	4.235	(c)	01/02/26	5,348,670
4,016,700	4.240	(c)	01/02/26	3,932,854
4,275,000	4.251	(c)	01/02/26	4,185,762
39,807,300	4.256	(c)	01/02/26	38,976,347
17,085,000	4.166		03/19/26	16,596,348
23,118,600	4.029		04/16/26	22,409,643
5,446,600	4.149		05/14/26	5,258,116
35,941,400	4.160		06/11/26	34,584,313

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

United States Treasury Floating Rate Note
$2,985,500	4.285%		08/15/25	$2,977,218
132,000	4.289		08/15/25	131,807
7,660,900	4.290		08/15/25	7,649,704
1,853,800	4.292		08/15/25	1,848,657
3,956,100	4.296		08/15/25	3,945,126
444,600	4.299		08/15/25	443,950
177,500	4.394		08/15/25	177,241
2,297,000	4.460		08/15/25	2,293,643
2,485,200	4.216		12/31/25	2,438,672
1,577,500	4.231		12/31/25	1,547,966
1,577,500	4.251		12/31/25	1,547,966
631,000	4.274		12/31/25	619,186
2,002,900	4.291		12/31/25	2,002,390
788,700	4.300		12/31/25	788,499
631,000	4.312		12/31/25	630,839
1,577,300	4.315		12/31/25	1,576,899
3,453,300	4.227		01/31/26	3,415,853
4,310,000	4.228		01/31/26	4,215,823
3,251,000	4.178		02/28/26	3,260,442
670,000	4.044		03/31/26	653,784
1,750,700	4.062		03/31/26	1,708,327
1,318,100	4.122		03/31/26	1,321,675
1,856,500	4.123		03/31/26	1,811,566
742,600	4.132		03/31/26	744,614
551,500	3.863		04/30/26	555,409
3,071,800	3.875		04/30/26	2,991,590
393,900	3.894		04/30/26	396,692
3,229,400	3.955		04/30/26	3,145,075
12,545,500	3.960		04/30/26	12,634,421
3,643,000	3.966		04/30/26	3,668,821
494,000	3.976		04/30/26	497,501
1,976,000	4.014		04/30/26	1,990,006
2,444,800	4.061		04/30/26	2,380,962
698,500	4.066		04/30/26	680,261
1,047,800	4.070	(c)	04/30/26	1,020,440
698,500	4.073		04/30/26	688,900
1,397,000	4.101		04/30/26	1,406,902
4,507,000	4.108		04/30/26	4,538,945
450,700	4.204		04/30/26	438,932
2,185,800	3.938		05/15/26	2,180,022
2,360,700	3.904		05/31/26	2,294,452
821,900	3.934		05/31/26	798,835
1,352,100	4.002		06/30/26	1,324,234
1,352,100	4.004		06/30/26	1,310,251
1,352,100	4.005	(c)	06/30/26	1,324,234
901,400	4.006	(c)	06/30/26	873,500
3,520,700	4.010		06/30/26	3,411,729
3,520,700	4.015		06/30/26	3,500,153
901,400	4.034		06/30/26	873,500
901,400	4.045		06/30/26	873,500
856,200	4.131		06/30/26	860,419
1,541,200	4.135		06/30/26	1,548,794
2,136,500	4.136		06/30/26	2,147,028
3,520,700	4.155		06/30/26	3,411,729
3,723,800	4.159		06/30/26	3,742,149
1,910,000	4.197		06/30/26	1,850,883
2,571,200	4.087		07/15/26	2,581,634
1,714,200	4.092		07/15/26	1,721,156

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$$2,995,100	4.107%		07/15/26	$3,007,254
United States Treasury Floating Rate Note (3M USD T-Bill + 0.125%)
3,585,800	4.405	(a)	07/31/25	3,585,990
80,700	4.410	(a)	07/31/25	80,704
United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
88,789,100	4.440	(a)	04/30/27	88,808,038
19,851,500	4.441	(a)	04/30/27	19,855,734
United States Treasury Floating Rate Note (3M USD T-Bill + 0.170%)
12,551,700	4.416	(a)	10/31/25	12,548,384
United States Treasury Floating Rate Note (3M USD T-Bill + 0.182%)
3,900	4.469	(a)	07/31/26	3,897
United States Treasury Floating Rate Note (3M USD T-Bill + 0.205%)
12,965,800	4.483	(a)	10/31/26	12,968,058
8,311,300	4.485	(a)	10/31/26	8,312,748
14,245,700	4.486	(a)	10/31/26	14,248,181
United States Treasury Floating Rate Note (3M USD T-Bill + 0.245%)
43,761,500	4.481	(a)	01/31/26	43,767,196
42,582,800	4.485	(a)	01/31/26	42,588,342

TOTAL U.S. TREASURY OBLIGATIONS				$1,393,333,731

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$1,782,190,039

Repurchase Agreements(d) - 62.8%

Bank of America, National Association
8,000,000	4.260		10/01/25	$8,000,000
Maturity Value: $8,170,400
Settlement Date: 04/04/25
Collateralized by a U.S. Treasury Note, 1.375%, due 12/31/28. The market value of the collateral, including accrued interest, was $8,160,088.
8,000,000	4.280		11/03/25	$8,000,000
Maturity Value: $8,173,102
Settlement Date: 05/05/25
Collateralized by a U.S. Treasury Note, 1.375%, due 12/31/28. The market value of the collateral, including accrued interest, was $8,160,088.
5,000,000	4.350		11/12/25	$5,000,000
Maturity Value: $5,111,167
Settlement Date: 05/12/25
Collateralized by a U.S. Treasury Note, 1.375%, due 12/31/28. The market value of the collateral, including accrued interest, was $5,100,090.
10,000,000	4.270		12/09/25	$10,000,000
Maturity Value: $10,253,828
Settlement Date: 05/09/25
Collateralized by a U.S. Treasury Note, 1.375%, due 12/31/28. The market value of the collateral, including accrued interest, was $10,200,088.
15,000,000	3.900		03/31/26	$15,000,000
Maturity Value: $15,580,125
Settlement Date: 04/08/25
Collateralized by a U.S. Treasury Note, 1.375%, due 12/31/28. The market value of the collateral, including accrued interest, was $15,300,085.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Bank of Montreal (SOFR + 0.300)
$6,000,000	4.420	%(e)	10/10/25	$6,000,000
Maturity Value: $6,316,767
Settlement Date: 08/06/24
Collateralized by Government National Mortgage Association, 2.000% to 8.000%, due 08/20/25 to 06/20/55. The aggregate market value of the collateral, including accrued interest, was $6,179,995.

Barclays Bank PLC
10,000,000	4.390		07/03/25	$10,000,000
Maturity Value: $10,041,461
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/24/25, a U.S. Treasury Bond, 2.250%, due 08/15/46, a U.S. Treasury Inflation-Indexed Bond, 1.500%, due 02/15/53, a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/28 to 05/15/41. The aggregate market value of the collateral, including accrued interest, was $10,204,994.

35,000,000	4.400		07/03/25	$35,000,000
Maturity Value: $35,145,444
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 5.420%, due 08/12/33, Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 01/01/28 to 09/01/48, Federal National Mortgage Association, 3.000% to 3.500%, due 08/01/39 to 01/01/47 and Government National Mortgage Association, 2.000% to 6.500%, due 11/15/26 to 06/20/55. The aggregate market value of the collateral, including accrued interest, was $36,055,097.

Barclays Bank PLC (SOFR + 0.000)
25,000,000	4.390	(e)	07/07/25	$25,000,000
Maturity Value: $25,094,507
Settlement Date: 06/06/25

Collateralized by U.S. Treasury Bonds, 1.625% to 3.000%, due 05/15/42 to 11/15/50, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 2.125%, due 02/15/41 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 04/15/26 to 01/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/25 to 08/15/43, a U.S. Treasury Note, 2.750%, due 02/15/28 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/55. The aggregate market value of the collateral, including accrued interest, was $25,512,485.

35,000,000	4.390	(e)	07/09/25	$35,000,000
Maturity Value: $35,772,518
Settlement Date: 01/09/25

Collateralized by U.S. Treasury Bonds, 2.875% to 3.000%, due 05/15/42 to 05/15/49 and a U.S. Treasury Note, 1.375%, due 11/15/31. The aggregate market value of the collateral, including accrued interest, was $35,785,580.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Barclays Bank PLC (SOFR + 0.000) – (continued)
$10,000,000	4.390	%(e)	07/10/25	$10,000,000
Maturity Value: $10,220,719
Settlement Date: 01/10/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/11/25, a U.S. Treasury Bond, 3.750%, due 08/15/41 and U.S. Treasury Notes, 0.500% to 3.875%, due 02/28/27 to 06/15/28. The aggregate market value of the collateral, including accrued interest, was $10,224,509.

BNP Paribas
20,000,000	4.250	(f)	07/08/25	$20,000,000
Maturity Value: $20,427,361
Settlement Date: 01/08/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 07/01/41 to 07/01/55, Federal National Mortgage Association, 2.000% to 6.500%, due 07/01/32 to 05/01/55 and Government National Mortgage Association, 2.500% to 7.000%, due 04/15/43 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 20,600,002.

10,000,000	4.240	(f)	07/10/25	$10,000,000
Maturity Value: $10,213,178
Settlement Date: 01/10/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/07/25, a U.S. Treasury Bond, 4.625%, due 11/15/44, U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 05/15/31 to 05/15/48, a U.S. Treasury Note, 3.750%, due 12/31/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/45 to 02/15/52. The aggregate market value of the collateral, including accrued interest, was $10,199,999.

10,000,000	4.270	(f)	07/14/25	$10,000,000
Maturity Value: $10,215,872
Settlement Date: 01/13/25

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/45, a U.S. Treasury Floating Rate Note, 4.463%, due 07/31/26, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/25 to 05/15/39, U.S. Treasury Notes, 0.625% to 3.875%, due 11/30/27 to 09/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/51 to 11/15/54. The aggregate market value of the collateral, including accrued interest, was $10,200,001.

12,000,000	4.230	(f)	08/14/25	$12,000,000
Maturity Value: $12,215,730
Settlement Date: 03/14/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/16/25, a U.S. Treasury Bond, 4.500%, due 11/15/54 and U.S. Treasury Inflation-Indexed Bonds, 1.000% to 2.000%, due 01/15/26 to 02/15/48. The aggregate market value of the collateral, including accrued interest, was $12,240,025.

25,000,000	4.250	(f)	09/18/25	$25,000,000
Maturity Value: $25,543,056
Settlement Date: 03/18/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 12/01/36 to 07/01/55, Federal National Mortgage Association, 1.500% to 8.000%, due 10/01/30 to 04/01/55 and Government National Mortgage Association, 4.000% to 6.000%, due 10/20/48 to 01/20/55. The aggregate market value of the collateral, including accrued interest, was $ 25,750,003.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

BNP Paribas – (continued)
$15,000,000	4.300	%(f)	10/20/25	$15,000,000
Maturity Value: $15,222,167
Settlement Date: 06/18/25
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25. The market value of the collateral, including accrued interest, was $15,300,090.
15,000,000	4.240	(f)	11/10/25	$15,000,000
Maturity Value: $15,326,834
Settlement Date: 05/09/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/01/44 to 06/01/55, Federal National Mortgage Association, 2.500% to 6.500%, due 11/01/45 to 04/01/55, Government National Mortgage Association, 2.500% to 6.500%, due 07/20/30 to 04/20/55 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/36. The aggregate market value of the collateral, including accrued interest, was $15,442,120.

5,000,000	4.280	(f)	11/28/25	$5,000,000
Maturity Value: $5,108,783
Settlement Date: 05/29/25

Collateralized by a U.S. Treasury Floating Rate Note, 4.463%, due 07/31/26, a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26 and a U.S. Treasury Note, 3.750%, due 08/31/26. The aggregate market value of the collateral, including accrued interest, was $5,100,079.

10,000,000	4.300	(f)	11/28/25	$10,000,000
Maturity Value: $10,218,583
Settlement Date: 05/29/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 05/01/48 to 05/01/55, Federal National Mortgage Association, 1.500% to 6.500%, due 04/01/26 to 05/01/55 and a U.S. Treasury Note, 3.750%, due 08/31/31. The aggregate market value of the collateral, including accrued interest, was $10,299,716.

11,000,000	4.270	(f)	12/11/25	$11,000,000
Maturity Value: $11,238,764
Settlement Date: 06/11/25

Collateralized by U.S. Treasury Bonds, 3.625% to 4.750%, due 02/15/41 to 05/15/54, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.500% to 1.875%, due 01/15/28 to 07/15/34, U.S. Treasury Notes, 3.750% to 4.625%, due 04/30/27 to 02/15/35 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/55. The aggregate market value of the collateral, including accrued interest, was $11,220,013.

BofA Securities, Inc. (SOFR + 0.500)
25,000,000	4.440	(e)	07/15/25	$25,000,000
Maturity Value: $25,283,666
Settlement Date: 04/14/25

Collateralized by Federal National Mortgage Association, 2.125%, due 04/24/26 and a U.S. Treasury Note, 4.750%, due 07/31/25. The aggregate market value of the collateral, including accrued interest, was $25,500,068.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

BofA Securities, Inc. (SOFR + 0.500) – (continued)
$27,000,000	4.440	%(e)	10/29/25	$27,000,000
Maturity Value: $27,915,750
Settlement Date: 01/27/25

Collateralized by a U.S. Treasury Bond, 4.375%, due 05/15/40 and U.S. Treasury Notes, 0.500% to 5.000%, due 08/31/25 to 10/31/28. The aggregate market value of the collateral, including accrued interest, was $27,540,012.

BofA Securities, Inc. (SOFR + 0.400)
3,000,000	4.430	(e)	07/09/25	$3,000,000
Maturity Value: $3,066,819
Settlement Date: 01/09/25

Collateralized by U.S. Treasury Bills, 0.000%, due 07/03/25 to 08/28/25 and U.S. Treasury Notes, 0.500% to 4.250%, due 12/31/26 to 08/31/27. The aggregate market value of the collateral, including accrued interest, was $ 3,060,028.

27,000,000	4.430	(e)	07/28/25	$27,000,000
Maturity Value: $27,604,695
Settlement Date: 01/27/25

Collateralized by Federal Home Loan Mortgage Corp., 4.610%, due 05/23/28 and a U.S. Treasury Note, 4.125%, due 03/31/31. The aggregate market value of the collateral, including accrued interest, was $27,540,099.

Citibank, National Association (SOFR + 0.100)
12,000,000	4.400	(e)	07/14/25	$12,000,000
Maturity Value: $12,378,400
Settlement Date: 10/29/24
Collateralized by Government National Mortgage Association, 3.500% to 5.500%, due 05/20/49 to 11/20/52. The aggregate market value of the collateral, including accrued interest, was $12,240,000.

Citigroup Global Markets, Inc. (SOFR + 0.100)
30,000,000	4.400	(e)	07/18/25	$30,000,000
Maturity Value: $30,674,667
Settlement Date: 01/15/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.875%, due 01/15/29 and U.S. Treasury Notes, 1.375% to 4.250%, due 12/31/28 to 02/28/29. The aggregate market value of the collateral, including accrued interest, was $ 30,600,029.

10,000,000	4.400	(e)	09/22/25	$10,000,000
Maturity Value: $10,227,333
Settlement Date: 03/20/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/29 and U.S. Treasury Notes, 2.250% to 4.125%, due 02/15/27 to 10/31/29. The aggregate market value of the collateral, including accrued interest, was $ 10,200,065.

Citigroup Global Markets, Inc. (SOFR + 0.200)
20,000,000	4.410	(e)	07/15/25	$20,000,000
Maturity Value: $20,455,700
Settlement Date: 01/10/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%, due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 20,400,063.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Citigroup Global Markets, Inc. (SOFR + 0.200) – (continued)
$40,000,000	4.410	%(e)	07/18/25	$40,000,000
Maturity Value: $40,901,600
Settlement Date: 01/15/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%,
due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%,
due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 40,800,014.

15,000,000	4.410	(e)	09/22/25	$15,000,000
Maturity Value: $15,341,775
Settlement Date: 03/20/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%,
due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%,
due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 15,300,047.

40,000,000	4.410	(e)	10/10/25	$40,000,000
Maturity Value: $41,185,800
Settlement Date: 02/10/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%,
due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%,
due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 40,800,014.

Citigroup Global Markets, Inc.
5,000,000	4.310	(f)	07/07/25	$5,000,000
Maturity Value: $5,110,743
Settlement Date: 01/03/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%,
due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%,
due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 5,100,024.

5,000,000	4.320		07/09/25	$5,000,000
Maturity Value: $5,108,600
Settlement Date: 01/09/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%,
due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%,
due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 5,100,024.

5,000,000	4.320		07/09/25	$5,000,000
Maturity Value: $5,108,600
Settlement Date: 01/09/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%, due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 5,100,024.

10,000,000	4.400		07/21/25	$10,000,000
Maturity Value: $10,184,556
Settlement Date: 02/20/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%,
due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%,
due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 10,200,036.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Citigroup Global Markets, Inc. – (continued)
$5,000,000	4.300%	09/17/25	$5,000,000
Maturity Value: $5,109,889
Settlement Date: 03/17/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/55 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $5,100,022.

2,000,000	4.250	10/02/25	$2,000,000
Maturity Value: $2,042,972
Settlement Date: 04/03/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/55 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $2,040,031.

2,000,000	4.250	10/02/25	$2,000,000
Maturity Value: $2,042,972
Settlement Date: 04/03/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/55 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $2,040,031.

2,000,000	4.250	10/02/25	$2,000,000
Maturity Value: $2,042,972
Settlement Date: 04/03/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/55 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $2,040,031.

5,000,000	4.290	10/31/25	$5,000,000
Maturity Value: $5,162,663
Settlement Date: 01/31/25

Collateralized by Federal Home Loan Mortgage Corp.,

5.000%, due 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/55 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $5,100,022.

7,000,000	4.380	11/28/25	$7,000,000
Maturity Value: $7,155,855
Settlement Date: 05/29/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/55 and a U.S. Treasury Note, 2.625%, due 07/31/29. The aggregate market value of the collateral, including accrued interest, was $7,140,008.

7,000,000	4.310	01/16/26	$7,000,000
Maturity Value: $7,179,344
Settlement Date: 06/16/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/55 and a U.S. Treasury Note, 2.625%, due 07/31/29. The aggregate market value of the collateral, including accrued interest, was $7,140,008.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Citigroup Global Markets, Inc. (SOFR + 0.000)
$15,000,000	4.390	%(e)	01/05/26	$15,000,000
Maturity Value: $15,504,850
Settlement Date: 04/04/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27 and U.S. Treasury Notes, 2.250% to 4.125%, due 02/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $ 15,300,047.

Credit Agricole Corporate and Investment Bank (SOFR + 0.000)
25,000,000	4.390	(e)	07/03/25	$25,000,000
Maturity Value: $25,530,458
Settlement Date: 01/10/25
Collateralized by U.S. Treasury Notes, 0.625% to 4.375%, due 01/31/28 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $ 25,500,091.
45,000,000	4.390	(e)	07/03/25	$45,000,000
Maturity Value: $45,954,825
Settlement Date: 01/10/25
Collateralized by U.S. Treasury Notes, 0.625% to 4.375%, due 01/31/28 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $ 45,900,092.
8,000,000	4.390	(e)	09/18/25	$8,000,000
Maturity Value: $8,198,038
Settlement Date: 02/27/25
Collateralized by U.S. Treasury Notes, 1.500% to 4.625%, due 06/30/26 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $ 8,160,068.
19,000,000	4.390	(e)	09/25/25	$19,000,000
Maturity Value: $19,486,558
Settlement Date: 02/27/25
Collateralized by U.S. Treasury Notes, 1.500% to 4.625%, due 06/30/26 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $ 19,380,036.
20,000,000	4.390	(e)	01/12/26	$20,000,000
Maturity Value: $20,521,922
Settlement Date: 06/12/25
Collateralized by U.S. Treasury Notes, 1.500% to 4.625%, due 06/30/26 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $ 20,400,055.
20,000,000	4.390	(e)	01/12/26	$20,000,000
Maturity Value: $20,521,922
Settlement Date: 06/12/25
Collateralized by U.S. Treasury Notes, 1.500% to 4.625%, due 06/30/26 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $ 20,400,055.

HSBC Bank PLC (SOFR + 0.100)
18,000,000	4.400	(e)	07/14/25	$18,000,000
Maturity Value: $18,576,400
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.625% to 1.750%, due 01/15/28 to 02/15/43 and a U.S. Treasury Note, 2.250%, due 08/15/27. The aggregate market value of the collateral, including accrued interest, was $ 18,362,327.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

HSBC Securities (USA), Inc. (SOFR + 0.100)
$40,000,000	4.400	%(e)	07/14/25	$40,000,000
Maturity Value: $41,285,778
Settlement Date: 10/24/24

Collateralized by Federal National Mortgage Association, 5.000% to 6.000%, due 07/01/54 to 01/01/55 and Government National Mortgage Association, 2.500% to 5.000%, due 10/20/27 to 03/20/51. The aggregate market value of the collateral, including accrued interest, was $41,205,035.

HSBC Securities (USA), Inc. (SOFR + 0.000)
12,000,000	4.390	(e)	07/14/25	$12,000,000
Maturity Value: $12,384,856
Settlement Date: 10/24/24
Collateralized by a U.S. Treasury Bill, 0.000%, due 07/31/25. The market value of the collateral, including accrued interest, was $12,241,545.

J.P. Morgan Securities LLC (SOFR + 0.200)
10,000,000	4.410	(e)	07/07/25	$10,000,000
Maturity Value: $10,218,050
Settlement Date: 01/10/25
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 03/01/54. The market value of the collateral, including accrued interest, was $10,335,943.
30,000,000	4.410	(e)	07/14/25	$30,000,000
Maturity Value: $30,139,650
Settlement Date: 06/06/25

Collateralized by Federal Farm Credit Bank, 2.000% to 4.630%, due 03/24/26 to 01/28/41, Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 09/01/31 to 01/01/55 and Government National Mortgage Association, 3.000% to 7.000%, due 09/15/26 to 06/20/55. The aggregate market value of the collateral, including accrued interest, was $30,798,212.

13,000,000	4.410	(e)	07/28/25	$13,000,000
Maturity Value: $13,288,242
Settlement Date: 01/28/25
Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 01/01/39 to 06/01/55. The aggregate market value of the collateral, including accrued interest, was $13,436,724.
26,000,000	4.410	(e)	08/06/25	$26,000,000
Maturity Value: $26,576,485
Settlement Date: 02/06/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 5.500%, due 01/01/34 to 10/01/54, Federal National Mortgage Association, 3.500% to 7.500%, due 02/01/27 to 01/01/54, Government National Mortgage Association, 2.000% to 7.000%, due 11/20/32 to 06/20/55 and a U.S. Treasury Bond, 3.375%, due 08/15/42. The aggregate market value of the collateral, including accrued interest, was $26,843,723.

Joint Account III
948,600,000	4.404		07/01/25	$948,600,000
Maturity Value: $948,716,033

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Royal Bank of Canada
$40,000,000	4.240	%(f)	11/03/25	$40,000,000
Maturity Value: $40,838,578
Settlement Date: 05/09/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 05/01/32 to 02/01/55 and Federal National Mortgage Association, 6.000%, due 12/01/54. The aggregate market value of the collateral, including accrued interest, was $40,799,998.

8,000,000	4.270	(f)	11/10/25	$8,000,000
Maturity Value: $8,171,749
Settlement Date: 05/13/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 07/01/51 to 02/01/55 and Federal National Mortgage Association, 3.000% to 3.500%, due 11/01/42 to 12/01/46. The aggregate market value of the collateral, including accrued interest, was $8,160,000.

35,000,000	4.300	(f)	11/14/25	$35,000,000
Maturity Value: $35,702,333
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 6.500%, due 07/01/51 to 02/01/55 and Federal National Mortgage Association, 2.500% to 6.000%, due 07/01/52 to 07/01/54. The aggregate market value of the collateral, including accrued interest, was $35,700,001.

15,000,000	4.230	(f)	01/07/26	$15,000,000
Maturity Value: $15,357,787
Settlement Date: 06/18/25

Collateralized by Federal Home Loan Mortgage Corp., 6.500%, due 02/01/55 and Federal National Mortgage Association, 6.000%, due 07/01/54. The aggregate market value of the collateral, including accrued interest, was $15,300,000.

10,000,000	4.240	(f)	01/07/26	$10,000,000
Maturity Value: $10,240,267
Settlement Date: 06/17/25

Collateralized by Federal Home Loan Mortgage Corp., 6.500%, due 02/01/55 and Federal National Mortgage Association, 6.000%, due 07/01/54. The aggregate market value of the collateral, including accrued interest, was $10,200,001.

15,000,000	4.240	(f)	01/07/26	$15,000,000
Maturity Value: $15,360,400
Settlement Date: 06/17/25

Collateralized by Federal Home Loan Mortgage Corp., 6.500%, due 02/01/55 and Federal National Mortgage Association, 6.000%, due 07/01/54. The aggregate market value of the collateral, including accrued interest, was $15,300,000.

10,000,000	4.240	(f)	01/09/26	$10,000,000
Maturity Value: $10,239,089
Settlement Date: 06/20/25

Collateralized by Federal Home Loan Mortgage Corp., 6.500%, due 02/01/55 and Federal National Mortgage Association, 6.000%, due 07/01/54. The aggregate market value of the collateral, including accrued interest, was $10,200,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Royal Bank of Canada – (continued)
$15,000,000	4.110	%(f)	02/27/26	$15,000,000
Maturity Value: $15,422,988
Settlement Date: 06/25/25

Collateralized by Federal Home Loan Mortgage Corp., 6.500%, due 02/01/55 and Federal National Mortgage Association, 5.000%, due 11/01/54. The aggregate market value of the collateral, including accrued interest, was $15,300,000.

Wells Fargo Bank, National Association (SOFR + 0.000)
35,000,000	4.390	(e)	07/14/25	$35,000,000
Maturity Value: $35,072,557
Settlement Date: 06/27/25
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 05/01/55. The market value of the collateral, including accrued interest, was $36,050,000.
85,000,000	4.390	(e)	07/14/25	$85,000,000
Maturity Value: $85,269,497
Settlement Date: 06/18/25

Collateralized by Government National Mortgage Association, 4.500%, due 05/20/52, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 10/15/27 to 07/15/31 and a U.S. Treasury Note, 4.375%, due 01/31/32. The aggregate market value of the collateral, including accrued interest, was $ 86,841,885.

Wells Fargo Securities, LLC
350,000,000	4.400		07/01/25	$350,000,000
Maturity Value: $350,042,778
Collateralized by Government National Mortgage Association, 1.500% to 7.500%, due 10/20/28 to 06/20/55. The aggregate market value of the collateral, including accrued interest, was $360,500,002.
10,000,000	4.310	(f)	07/07/25	$10,000,000
Maturity Value: $10,217,894
Settlement Date: 01/06/25
Collateralized by Federal National Mortgage Association, 2.500% to 7.000%, due 05/01/27 to 04/01/55. The aggregate market value of the collateral, including accrued interest, was $10,300,002.

TOTAL REPURCHASE AGREEMENTS				$2,481,600,000

TOTAL INVESTMENTS - 107.9%				$4,263,790,039

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.9)%				(312,333,472)

NET ASSETS - 100.0%				$3,951,456,567

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2025.
(c)	All or a portion represents a forward commitment.
(d)	Unless noted, all repurchase agreements were entered into on June 30, 2025. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2025.
(f)	The instrument is subject to a demand feature. Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
Mo.	—Month
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III— At June 30, 2025, the Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of July 1, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Government Money Market Fund	$948,600,000	$948,716,033	$972,868,520

REPURCHASE AGREEMENTS— At June 30, 2025, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	4.430%	$111,600,000
Bank of America, N.A.	4.400	418,500,000
Wells Fargo Securities, LLC	4.400	418,500,000
Total		$948,600,000

At June 30, 2025, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates
Federal Home Loan Mortgage Corp.	1.500% to 7.500%	07/01/29 to 06/01/55
Federal National Mortgage Association	2.000 to 7.000	08/01/33 to 04/01/55
Government National Mortgage Association	2.500 to 7.500	11/20/37 to 06/20/55
U.S. Treasury Inflation-Indexed Notes	0.375	1/15/2027
U.S. Treasury Notes	0.375 to 1.750	09/30/27 to 11/15/29

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Assets and Liabilities June 30, 2025 (Unaudited)

Goldman Sachs Government Money Market Fund

Assets:

Investments based on amortized cost	$1,782,190,039
Repurchase agreements based on amortized cost	2,481,600,000
Cash	35,171,251
Receivables:
Investments sold	91,316,282
Interest	9,102,888
Fund shares sold	6,856,380
Reimbursement from investment adviser	11,708

Total assets	4,406,248,548

Liabilities:

Payables:
Investments purchased	388,903,455
Fund shares redeemed	65,295,835
Management fees	261,787
Distribution and Service fees and Transfer Agency fees	108,871
Accrued expenses	222,033

Total liabilities	454,791,981

Net Assets:

Paid-in capital	3,951,405,198
Total distributable earnings	51,369

NET ASSETS	$3,951,456,567
Net Assets:
Institutional Shares	$3,203,192,085
Service Shares	748,264,482
Total Net Assets	$3,951,456,567
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	3,203,150,212
Service Shares	748,254,967
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00
Service Shares	1.00

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Operations For the Six Months Ended June 30, 2025 (Unaudited)

Goldman Sachs Government Money Market Fund

Investment income:

Interest income	$83,527,018

Expenses:

Management fees	3,044,884

Distribution and Service fees—Service Shares	927,769

Transfer Agency fees(a)	380,576

Custody, accounting and administrative services	63,254

Professional fees	54,728

Printing and mailing costs	25,037

Registration fees	23,630

Trustee fees	16,876

Other	8,750

Total expenses	4,545,504

Less — expense reductions	(136,050)

Net expenses	4,409,454

NET INVESTMENT INCOME	79,117,564

Net realized gain from investment transactions	146,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,263,814

(a)	Institutional and Service Shares incurred Transfer Agency fees of $306,360 and $74,216, respectively.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statements of Changes in Net Assets

	Goldman Sachs Government Money Market Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$79,117,564	$140,395,818

Net realized gain from investment transactions	146,250	834,649

Net increase in net assets resulting from operations	79,263,814	141,230,467

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(64,782,780)	(103,853,032)

Service Shares	(14,773,079)	(37,103,765)

Total distributions to shareholders	(79,555,859)	(140,956,797)

From share transactions (at $ 1.00 per share):

Proceeds from sales of shares	1,436,818,755	2,380,943,637

Reinvestment of distributions	79,563,840	140,916,235

Cost of shares redeemed	(1,184,698,717)	(1,440,158,719)

Net increase in net assets resulting from share transactions	331,683,878	1,081,701,153

TOTAL INCREASE	331,391,833	1,081,974,823

Net Assets:

Beginning of period	$3,620,064,734	$2,538,089,911

End of period	$3,951,456,567	$3,620,064,734

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021		2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.021		0.050	0.050	0.016	–(b)		0.004

Distributions to shareholders from net investment income(c)	(0.021)		(0.050)	(0.050)	(0.016)	–(b)		(0.004)

Distributions to shareholders from net realized gains	–	(b)	–	–	–	–		–

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)	2.12%		5.17%	5.05%	1.58%	0.01%		0.43%

Net assets, end of period (in 000’s)	$3,203,192		$2,871,689	$1,756,707	$1,834,293	$523,751		$582,216

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.19%	0.17%	0.09%		0.18%

Ratio of total expenses to average net assets	0.19	%(e)	0.20%	0.21%	0.20%	0.21%		0.20%

Ratio of net investment income to average net assets	4.21	%(e)	5.00%	4.96%	1.92%	–	%(f)	0.35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021		2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.020		0.048	0.047	0.014	–	(b)	0.003

Distributions to shareholders from net investment income(c)	(0.020)		(0.048)	(0.047)	(0.014)	–	(b)	(0.003)

Distributions to shareholders from net realized gains	–	(b)	–	–	–	–		–

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)	1.99%		4.91%	4.79%	1.37%	0.01%		0.27%

Net assets, end of period (in 000’s)	$748,264		$748,376	$781,383	$678,468	$501,008		$579,416

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.44%	0.38%	0.09%		0.33%

Ratio of total expenses to average net assets	0.44	%(e)	0.46%	0.46%	0.45%	0.46%		0.45%

Ratio of net investment income to average net assets	3.96	%(e)	4.79%	4.70%	1.48%	–	%(f)	0.19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

G. Segment Reporting — The Fund follows Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the fund’s prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the fund’s single segment, is consistent with that presented within The Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of June 30, 2025, all investments, including repurchase agreements, are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B. Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D. Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. For the six month period ended June 30, 2025, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Fund	Transfer Agency Waiver	Other Expense Reimbursements	Total Expense Reductions

Goldman Sachs Government Money Market Fund	$ 19,897	$ 116,153	$136,050

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Contractual and Net Fund Expenses — The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Institutional Shares		Service Shares
Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2025	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2025

Management Fee	0.16%	0.16%	0.16%	0.16%

Distribution and Service Fees	N/A	N/A	0.25	0.25

Transfer Agency Fees	0.02	0.02	0.02	0.02

Other Expenses	—	0.01	—	0.01

Total Annual Fund Operating Expenses		0.19		0.44

Other Reimbursements		(0.01)		(0.01)

Net Expenses		0.18%		0.43%

N/A	— Fees not applicable to respective share class.

F. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six month period ended June 30, 2025, there were no purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds in compliance with Rule 17a-7 under the Act.

G. Line of Credit Facility — As of June 30, 2025, the Fund participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six month period ended June 30, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

5. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. OTHER RISKS (continued)

addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

6. INDEMNIFICATION

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

8. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Government Money Market Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

	Shares	Shares

Institutional Shares*

Shares sold	1,308,182,705	2,103,638,162

Reinvestment of distributions	64,789,011	103,810,381

Shares redeemed	(1,041,237,302)	(1,092,691,213)

	331,734,414	1,114,757,330

22

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

9. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Government Money Market Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

	Shares	Shares

Service Shares*

Shares sold	128,636,049	277,305,475

Reinvestment of distributions	14,774,829	37,105,854

Shares redeemed	(143,461,414)	(347,467,506)

	(50,536)	(33,056,177)

NET INCREASE IN SHARES	331,683,878	1,081,701,153

* Valued at $1.00 per share.

23

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Government Money Market Fund (the “Fund”) is an investment portfolio of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”); and information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

24

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Fund in light of its investment objective and strategies. The Trustees considered that, from March 2022 through July 2023, the Federal Reserve implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and that, during this period, the Money Market Funds’ yield improved as a result. They noted that the Investment Adviser has subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during prior periods. The Trustees acknowledged that although the Federal Reserve cut interest rates in September—December 2024, rates remain elevated compared to recent norms and the interest rate environment remained uncertain in light of broader economic and political conditions and persistent inflationary concerns. The Trustees also considered that the Fund had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Fund was providing investment performance within a competitive range for investors.

25

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/ reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund. In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Fund by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the

26

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (f) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2026.

27

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282 © 2025 Goldman Sachs. All rights reserved. VITMMSAR-25

Goldman Sachs Variable Insurance Trust Goldman Sachs Core Fixed Income Fund Goldman Sachs Trend Driven Allocation Fund Semi-Annual Financial Statements June 30, 2025

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 34.1%

Fannie Mae REMICS, Series 2025-11, Class FB SOFR + 1.000%
$413,047	5.305%	03/25/55(a)	$410,624
FHLMC
1,739	7.500	12/01/29	1,826
742	5.000	10/01/33	755
979	5.000	07/01/35	996
1,535	5.000	12/01/35	1,555
300	5.000	03/01/38	305
800	5.000	06/01/41	810
3,879	4.500	08/01/48	3,766
4,851	4.500	11/01/48	4,710
486,085	3.000	09/01/49	429,773
355,536	4.000	03/01/50	335,677
707,081	4.500	03/01/50	686,779
244,275	3.000	10/01/50	214,831
837,800	2.500	02/01/51	699,882
1,710,285	2.000	05/01/51	1,361,982
781,077	2.500	05/01/51	656,097
786,926	2.500	05/01/51	664,759
1,772,554	2.500	08/01/51	1,495,639
727,702	2.500	09/01/51	610,864
753,319	4.500	04/01/52	723,743
495,917	4.500	06/01/52	478,425
314,727	6.000	12/01/52	324,144
889,278	6.500	06/01/54	931,175
FNMA
2,670	7.000	08/01/26	2,684
1,131	8.000	10/01/29	1,167
619	8.500	04/01/30	653
1,176	8.000	05/01/30	1,198
2,170	8.000	08/01/32	2,317
2,853	4.500	08/01/39	2,828
5,089	3.000	01/01/43	4,697
10,267	3.000	01/01/43	9,463
5,883	3.000	03/01/43	5,449
15,729	3.000	03/01/43	14,393
49,769	3.000	03/01/43	45,527
6,491	3.000	04/01/43	5,971
8,132	3.000	04/01/43	7,443
11,961	3.000	04/01/43	10,938
14,605	3.000	04/01/43	13,358
61,821	3.000	04/01/43	56,547
8,446	3.000	05/01/43	7,714
30,949	3.000	05/01/43	28,296
34,922	3.000	05/01/43	31,952
191,042	4.500	04/01/45	188,184
23,205	4.500	05/01/45	22,843
113,263	4.000	02/01/48	107,467
132,694	4.000	03/01/48	125,904
2,437	4.000	07/01/48	2,311
8,045	4.000	07/01/48	7,641
218,294	4.500	07/01/48	211,958
143,021	4.000	08/01/48	135,659
113,736	5.000	11/01/48	113,842
1,728,565	2.000	10/01/50	1,381,400
393,971	3.000	10/01/50	347,468
493,384	3.000	10/01/50	433,913
502,826	3.000	10/01/50	443,474

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA – (continued)
$1,728,001	2.000%	11/01/50	$1,379,330
66,271	2.500	03/01/51	56,004
83,313	2.500	09/01/51	70,327
326,737	2.500	10/01/51	275,767
150,979	2.500	11/01/51	127,305
192,117	2.500	11/01/51	162,088
1,219,078	6.000	11/01/52	1,252,507
785,978	5.500	04/01/53	792,850
1,515,275	6.500	09/01/53	1,571,867
6,000,000	2.500	TBA-30yr(b)	4,975,470
2,000,000	3.500	TBA-30yr(b)	1,800,690
1,000,000	4.000	TBA-30yr(b)	929,574
16,000,000	5.500	TBA-30yr(b)	15,999,344
1,000,000	6.000	TBA-30yr(b)	1,016,330
FNMA, Series 2012-111, Class B
3,894	7.000	10/25/42	4,163
FNMA, Series 2012-153, Class B
10,424	7.000	07/25/42	11,338
Freddie Mac REMICS, Series 5502, Class FG SOFR + 1.000%
287,553	5.305	02/25/55(a)	284,759
GNMA
216	7.000	11/15/25	216
51	7.000	04/15/26	51
176	7.000	04/15/26	176
318	7.000	03/15/27	318
112	7.000	11/15/27	112
679	7.000	11/15/27	691
1,523	7.000	02/15/28	1,533
39	7.000	05/15/28	40
749	7.000	06/15/28	759
402	7.000	07/15/28	408
730	7.000	07/15/28	738
33,482	6.000	08/20/34	35,071
31,859	5.000	06/15/40	32,446
134,239	4.000	08/20/43	128,869
51,442	4.000	10/20/45	48,860
774,363	4.000	07/20/48	729,699
25,114	5.000	08/20/48	25,105
83,452	4.500	09/20/48	81,397
88,972	5.000	10/20/48	88,883
239,012	5.000	11/20/48	238,772
30,594	5.000	12/20/48	30,536
195,399	4.500	01/20/49	190,283
26,487	4.500	03/20/49	25,794
545,542	3.000	08/20/49	484,616
172,831	4.500	10/20/49	168,748
354,733	3.000	03/20/50	314,522
167,777	4.500	03/20/50	163,814
707,326	3.000	11/20/51	626,012
848,126	3.000	11/20/51	746,685
807,678	4.500	09/20/52	780,031
810,309	4.500	10/20/52	782,572
3,000,000	2.000	TBA-30yr(b)	2,443,170
2,000,000	2.500	TBA-30yr(b)	1,699,274
1,000,000	5.000	TBA-30yr(b)	982,217
4,000,000	5.500	TBA-30yr(b)	4,003,974
1,000,000	6.000	TBA-30yr(b)	1,014,340

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

GNMA – (continued)
$2,000,000	3.500%	TBA-30yr(b)	$1,812,782
GNMA, Series 2021-135, Class A
828,463	2.000	08/20/51	673,003

TOTAL MORTGAGE-BACKED SECURITIES (Cost $63,664,544)			62,880,006

Corporate Bonds – 21.4%

Aerospace/Defense – 0.8%
Boeing Co. (The)
50,000	3.450	11/01/28(c)	48,202
2,000	2.950	02/01/30(c)	1,855
176,000	5.150	05/01/30(c)	179,235
187,000	6.528	05/01/34(c)	203,356
325,000	5.705	05/01/40(c)	320,545
100,000	5.805	05/01/50(c)	95,936
174,000	6.858	05/01/54(c)	190,570
Howmet Aerospace, Inc.
122,000	4.850	10/15/31(c)	123,750
Northrop Grumman Corp.
75,000	3.250	01/15/28(c)	73,281
25,000	4.750	06/01/43	22,590
50,000	5.250	05/01/50(c)	46,974
RTX Corp.
50,000	3.950	08/16/25(c)	49,926
50,000	4.125	11/16/28(c)	49,818
25,000	4.050	05/04/47(c)	19,910

			1,425,948

Agriculture – 0.1%
Archer-Daniels-Midland Co.
100,000	2.900	03/01/32(c)	90,204
Bunge Ltd. Finance Corp.
139,000	4.200	09/17/29(c)	137,471

			227,675

Auto Manufacturers – 0.4%
Ford Motor Credit Co. LLC
215,000	5.850	05/17/27(c)	216,693
General Motors Financial Co., Inc.
125,000	4.300	07/13/25(c)	124,895
125,000	1.500	06/10/26(c)	121,338
125,000	2.350	01/08/31(c)	108,224
Hyundai Capital America
160,000	5.400	06/24/31(c)(d)	163,512

			734,662

Banks – 5.2%
Bank of America Corp.
SOFR + 1.290%
140,000	5.080	01/20/27(a)(c)	140,409
TSFR3M + 1.302%
85,000	3.419	12/20/28(a)(c)	83,070
SOFR + 1.630%
370,000	5.202	04/25/29(a)(c)	378,124
SOFR + 2.150%
175,000	2.592	04/29/31(a)(c)	160,028
SOFR + 1.220%
110,000	2.299	07/21/32(a)(c)	95,845

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Banks – (continued)
SOFR + 1.830%
$390,000	4.571%	04/27/33(a)(c)	$383,550
SOFR + 1.310%
75,000	5.511	01/24/36(a)(c)	77,136
US 5 Year CMT T-Note + 1.200%
100,000	2.482	09/21/36(a)(c)	84,761
Bank of America Corp., GMTN
TSFR3M + 1.632%
25,000	3.593	07/21/28(a)(c)	24,614
Bank of America Corp., MTN
TSFR3M + 1.837%
75,000	3.824	01/20/28(a)(c)	74,361
SOFR + 1.050%
400,000	2.551	02/04/28(a)(c)	388,799
SOFR + 2.040%
305,000	4.948	07/22/28(a)(c)	308,492
TSFR3M + 1.572%
50,000	4.271	07/23/29(a)(c)	49,861
SOFR + 1.530%
50,000	1.898	07/23/31(a)(c)	43,915
SOFR + 2.160%
73,000	5.015	07/22/33(a)(c)	73,862
Bank of America Corp., Series N
SOFR + 1.220%
50,000	2.651	03/11/32(a)(c)	44,842
Bank of New York Mellon Corp. (The)
SOFR + 1.755%
20,000	4.596	07/26/30(a)(c)	20,212
Citigroup, Inc.
45,000	3.400	05/01/26	44,653
150,000	4.450	09/29/27	150,096
SOFR + 1.422%
75,000	2.976	11/05/30(a)(c)	70,153
SOFR + 2.086%
165,000	4.910	05/24/33(a)(c)	164,611
SOFR + 1.830%
210,000	6.020	01/24/36(a)(c)	215,616
First Horizon Corp.
SOFR + 1.766%
160,000	5.514	03/07/31(a)(c)	162,307
Huntington Bancshares, Inc.
SOFRINDX + 1.870%
830,000	5.709	02/02/35(a)(c)	848,033
JPMorgan Chase & Co.
TSFR3M + 1.507%
100,000	3.960	01/29/27(a)(c)	99,720
15,000	3.625	12/01/27(c)	14,796
TSFR3M + 1.599%
972,000	3.782	02/01/28(a)(c)	963,506
TSFR3M + 1.207%
45,000	3.509	01/23/29(a)(c)	44,076
TSFR3M + 3.790%
25,000	4.493	03/24/31(a)(c)	24,953
SOFR + 2.040%
25,000	2.522	04/22/31(a)(c)	22,849
SOFR + 1.340%
430,000	4.946	10/22/35(a)(c)	425,562

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Banks – (continued)
SOFR + 1.680%
$430,000	5.572%	04/22/36(a)(c)	$446,060
M&T Bank Corp.
SOFR + 2.800%
265,000	7.413	10/30/29(a)(c)	287,540
M&T Bank Corp., MTN
SOFR + 1.610%
450,000	5.385	01/16/36(a)(c)	447,881
Morgan Stanley
25,000	3.625	01/20/27	24,792
20,000	3.950	04/23/27	19,873
SOFR + 1.295%
213,000	5.050	01/28/27(a)(c)	213,619
SOFR + 1.000%
200,000	2.475	01/21/28(a)(c)	194,194
SOFR + 2.076%
165,000	4.889	07/20/33(a)(c)	165,193
SOFR + 1.555%
420,000	5.320	07/19/35(a)(c)	425,084
SOFR + 1.757%
155,000	5.664	04/17/36(a)(c)	160,676
SOFR + 1.360%
150,000	2.484	09/16/36(a)(c)	127,435
Morgan Stanley, GMTN
TSFR3M + 1.890%
25,000	4.431	01/23/30(a)(c)	24,943
SOFR + 1.143%
400,000	2.699	01/22/31(a)(c)	368,664
Morgan Stanley, MTN
SOFR + 1.590%
305,000	5.164	04/20/29(a)(c)	310,996
SOFR + 3.120%
50,000	3.622	04/01/31(a)(c)	47,933
SOFR + 1.034%
75,000	1.794	02/13/32(a)(c)	64,149
Truist Financial Corp., MTN
SOFR + 2.050%
50,000	6.047	06/08/27(a)(c)	50,667
US Bancorp
SOFR + 2.020%
145,000	5.775	06/12/29(a)(c)	150,491
Wells Fargo & Co.
175,000	3.000	10/23/26	172,002
Wells Fargo & Co., GMTN
50,000	4.300	07/22/27	50,004
Wells Fargo & Co., MTN
SOFR + 1.980%
215,000	4.808	07/25/28(a)(c)	216,776

			9,651,784

Beverages – 0.5%
Coca-Cola Consolidated, Inc.
98,000	5.450	06/01/34(c)	100,997
Constellation Brands, Inc.
50,000	4.400	11/15/25(c)	49,913
50,000	3.600	02/15/28(c)	49,121
25,000	3.150	08/01/29(c)	23,750
100,000	2.250	08/01/31(c)	86,744

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Beverages – (continued)
Keurig Dr Pepper, Inc.
$225,000	4.597%	05/25/28(c)	$226,794
25,000	3.800	05/01/50(c)	18,473
Pernod Ricard International Finance LLC
520,000	1.625	04/01/31(c)(d)	438,246

			994,038

Biotechnology – 0.4%
Amgen, Inc.
239,000	5.250	03/02/30(c)	246,355
238,000	5.250	03/02/33(c)	243,754
Royalty Pharma PLC
75,000	1.200	09/02/25(c)	74,470
198,000	5.400	09/02/34(c)	200,602

			765,181

Building Materials – 0.3%
Carrier Global Corp.
150,000	2.493	02/15/27(c)	145,997
75,000	2.722	02/15/30(c)	69,767
200,000	2.700	02/15/31(c)	181,942
166,000	5.900	03/15/34(c)	176,734
Masco Corp.
50,000	1.500	02/15/28(c)	46,407

			620,847

Chemicals – 0.1%
DuPont de Nemours, Inc.
50,000	4.493	11/15/25(c)	49,929
Ecolab, Inc.
4,000	2.750	08/18/55(c)	2,385
Huntsman International LLC
25,000	4.500	05/01/29(c)	23,704
International Flavors & Fragrances, Inc.
20,000	1.832	10/15/27(c)(d)	18,837
74,000	2.300	11/01/30(c)(d)	65,448
Sherwin-Williams Co. (The)
25,000	3.450	06/01/27(c)	24,662
50,000	2.950	08/15/29(c)	47,226

			232,191

Commercial Services – 0.2%
PayPal Holdings, Inc.
75,000	2.650	10/01/26(c)	73,651
25,000	2.850	10/01/29(c)	23,597
Quanta Services, Inc.
182,000	5.250	08/09/34(c)	184,193
S&P Global, Inc.
75,000	4.250	05/01/29(c)	74,997

			356,438

Computers – 0.2%
Dell International LLC / EMC Corp.
89,000	6.020	06/15/26(c)	89,853
25,000	5.300	10/01/29(c)	25,723
Hewlett Packard Enterprise Co.
45,000	4.900	10/15/25(c)	44,969
151,000	5.000	10/15/34(c)	146,509

			307,054

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Diversified Financial Services – 0.6%
Air Lease Corp.
$75,000	3.375%	07/01/25(c)	$75,000
Air Lease Corp., GMTN
75,000	3.750	06/01/26(c)	74,493
Air Lease Corp., MTN
75,000	2.875	01/15/26(c)	74,236
275,000	5.200	07/15/31(c)	281,095
Aviation Capital Group LLC
50,000	1.950	01/30/26(c)(d)	49,211
Capital One Financial Corp.
SOFR + 1.990%
415,000	5.884	07/26/35(a)(c)	427,835
Intercontinental Exchange, Inc.
75,000	3.625	09/01/28(c)	73,539
Mastercard, Inc.
25,000	3.300	03/26/27(c)	24,737
Nuveen LLC
25,000	4.000	11/01/28(c)(d)	24,801

			1,104,947

Electric – 0.6%
American Electric Power Co., Inc.
50,000	2.300	03/01/30(c)	45,147
Arizona Public Service Co.
45,000	2.950	09/15/27(c)	43,550
Berkshire Hathaway Energy Co.
25,000	3.250	04/15/28(c)	24,456
50,000	3.700	07/15/30(c)	48,523
Dominion Energy, Inc., Series C
25,000	3.375	04/01/30(c)	23,771
Entergy Corp.
45,000	2.950	09/01/26(c)	44,253
Exelon Corp.
50,000	4.050	04/15/30(c)	49,217
FirstEnergy Corp.
100,000	2.650	03/01/30(c)	91,830
FirstEnergy Corp., Series B
50,000	2.250	09/01/30(c)	44,385
Florida Power & Light Co.
68,000	4.125	02/01/42(c)	57,815
MidAmerican Energy Co.
25,000	3.650	04/15/29(c)	24,533
NextEra Energy Capital Holdings, Inc.
70,000	1.900	06/15/28(c)	65,431
Ohio Power Co., Series P
25,000	2.600	04/01/30(c)	23,033
Pacific Gas and Electric Co.
25,000	2.100	08/01/27(c)	23,688
50,000	2.500	02/01/31(c)	43,402
25,000	3.300	08/01/40(c)	17,918
Progress Energy, Inc.
95,000	7.000	10/30/31	107,302
Southern Co. (The)
60,000	3.250	07/01/26(c)	59,357
Xcel Energy, Inc.
250,000	3.350	12/01/26(c)	246,409

			1,084,020

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Electronics – 0.1%
Allegion U.S. Holding Co., Inc.
$110,000	5.600%	05/29/34(c)	$112,966

Entertainment – 0.1%
Warnermedia Holdings, Inc.
200,000	4.054	03/15/29(c)	162,910
16,000	4.279	03/15/32(c)	11,898

			174,808

Environmental Control – 0.3%
Republic Services, Inc.
100,000	1.750	02/15/32(c)	84,161
Veralto Corp.
345,000	5.450	09/18/33(c)	355,757
Waste Management, Inc.
75,000	3.150	11/15/27(c)	73,477
50,000	1.150	03/15/28(c)	46,357

			559,752

Food – 1.4%
General Mills, Inc.
75,000	4.200	04/17/28(c)	74,879
J M Smucker Co. (The)
179,000	5.900	11/15/28(c)	188,117
198,000	6.200	11/15/33(c)	212,576
Kraft Heinz Foods Co.
95,000	3.750	04/01/30(c)	91,983
Kroger Co. (The)
191,000	5.000	09/15/34(c)	189,946
Mars, Inc.
425,000	4.800	03/01/30(c)(d)	430,550
25,000	3.200	04/01/30(c)(d)	23,704
375,000	5.000	03/01/32(c)(d)	380,015
650,000	5.200	03/01/35(c)(d)	657,652
The Campbell’s Company
279,000	5.400	03/21/34(c)	283,326

			2,532,748

Gas – 0.1%
East Ohio Gas Co. (The)
25,000	2.000	06/15/30(c)(d)	22,228
NiSource, Inc.
95,000	3.490	05/15/27(c)	93,576
25,000	3.600	05/01/30(c)	24,013

			139,817

Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
24,000	4.250	11/15/28(c)	23,849

Healthcare-Products – 0.6%
Alcon Finance Corp.
413,000	3.000	09/23/29(c)(d)	388,918
DH Europe Finance II Sarl
25,000	2.600	11/15/29(c)	23,344
Solventum Corp.
290,000	5.400	03/01/29(c)	298,668
140,000	5.600	03/23/34(c)	144,052
STERIS Irish FinCo UnLtd Co.
75,000	2.700	03/15/31(c)	67,364
Stryker Corp.
100,000	1.950	06/15/30(c)	89,211

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Healthcare-Products – (continued)
Thermo Fisher Scientific, Inc.
$25,000	1.750%	10/15/28(c)	$23,151

			1,034,708

Healthcare-Services – 1.3%
Adventist Health System
30,000	2.952	03/01/29(c)	27,862
95,000	5.757	12/01/34(c)	95,142
Banner Health
120,000	2.338	01/01/30(c)	110,245
Baylor Scott & White Holdings, Series 2021
40,000	1.777	11/15/30(c)	35,153
Centene Corp.
96,000	4.250	12/15/27(c)	94,575
68,000	2.625	08/01/31(c)	58,300
Cigna Group (The)
34,000	2.400	03/15/30(c)	31,018
250,000	2.375	03/15/31(c)	222,244
260,000	5.125	05/15/31(c)	267,488
125,000	4.800	08/15/38(c)	117,353
CommonSpirit Health
225,000	6.461	11/01/52(c)	238,247
HCA, Inc.
80,000	3.500	09/01/30(c)	75,642
345,000	5.450	04/01/31(c)	355,665
Humana, Inc.
55,000	5.950	03/15/34(c)	57,111
Laboratory Corp. of America Holdings
86,000	4.800	10/01/34(c)	84,221
Rush Obligated Group, Series 2020
60,000	3.922	11/15/29(c)	58,843
Sutter Health, Series 20A
40,000	2.294	08/15/30(c)	36,125
UnitedHealth Group, Inc.
275,000	5.000	04/15/34(c)	274,718
125,000	3.050	05/15/41(c)	91,833

			2,331,785

Insurance – 0.3%
American International Group, Inc.
25,000	3.400	06/30/30(c)	23,787
Arch Capital Group US, Inc.
36,000	5.144	11/01/43	33,523
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/30(c)	67,974
Chubb Corp. (The)
171,000	6.800	11/15/31	190,665
Marsh & McLennan Cos., Inc.
50,000	4.375	03/15/29(c)	50,207
Principal Financial Group, Inc.
50,000	3.100	11/15/26(c)	49,156
75,000	2.125	06/15/30(c)	66,858
Willis North America, Inc.
25,000	2.950	09/15/29(c)	23,531

			505,701

Internet – 0.5%
Amazon.com, Inc.
147,000	5.200	12/03/25(c)	147,190

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Internet – (continued)
Expedia Group, Inc.
$14,000	4.625%	08/01/27(c)	$14,056
35,000	3.800	02/15/28(c)	34,481
85,000	3.250	02/15/30(c)	80,265
14,000	2.950	03/15/31(c)	12,753
Meta Platforms, Inc.
250,000	3.500	08/15/27(c)	247,640
Netflix, Inc.
210,000	5.875	11/15/28	221,362
Uber Technologies, Inc.
175,000	4.500	08/15/29(c)(d)	174,099

			931,846

Investment Companies – 0.1%
Blackstone Private Credit Fund
75,000	6.000	01/29/32(c)	75,453
Blackstone Secured Lending Fund
125,000	5.875	11/15/27(c)	127,677

			203,130

Iron/Steel – 0.0%
Steel Dynamics, Inc.
50,000	1.650	10/15/27(c)	47,128

Lodging – 0.6%
Choice Hotels International, Inc.
114,000	5.850	08/01/34(c)	114,937
Hyatt Hotels Corp.
365,000	5.500	06/30/34(c)	365,422
Las Vegas Sands Corp.
120,000	5.625	06/15/28(c)	122,434
40,000	6.000	06/14/30(c)	41,256
Marriott International, Inc.
125,000	5.000	10/15/27(c)	127,042
91,000	4.875	05/15/29(c)	92,306
Marriott International, Inc., Series HH
325,000	2.850	04/15/31(c)	295,172

			1,158,569

Machinery-Diversified – 0.5%
AGCO Corp.
112,000	5.800	03/21/34(c)	113,674
IDEX Corp.
105,000	2.625	06/15/31(c)	93,664
Ingersoll Rand, Inc.
90,000	5.700	08/14/33(c)	94,228
Otis Worldwide Corp.
25,000	2.293	04/05/27(c)	24,204
150,000	2.565	02/15/30(c)	138,350
Regal Rexnord Corp.
453,000	6.300	02/15/30(c)	474,703

			938,823

Media – 0.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital
74,000	4.908	07/23/25(c)	73,992
Comcast Corp.
25,000	3.300	02/01/27(c)	24,657
75,000	3.300	04/01/27(c)	73,884
25,000	3.750	04/01/40(c)	20,716

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Media – (continued)
Fox Corp.
$25,000	4.709%	01/25/29(c)	$25,214

			218,463

Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000	7.875	09/15/31	77,508
Phillips 66
25,000	1.300	02/15/26(c)	24,488

			101,996

Packaging & Containers – 0.0%
Berry Global, Inc.
50,000	1.570	01/15/26(c)	49,051

Pharmaceuticals – 0.7%
AbbVie, Inc.
107,000	4.050	11/21/39(c)	93,750
Becton Dickinson and Co.
100,000	2.823	05/20/30(c)	92,539
Cardinal Health, Inc.
265,000	5.350	11/15/34(c)	270,068
Cencora, Inc.
75,000	3.450	12/15/27(c)	73,569
CVS Health Corp.
350,000	2.125	09/15/31(c)	299,358
162,000	4.780	03/25/38(c)	148,628
Pfizer, Inc.
75,000	3.450	03/15/29(c)	73,448
Zoetis, Inc.
45,000	3.000	09/12/27(c)	43,912
150,000	2.000	05/15/30(c)	134,757

			1,230,029

Pipelines – 0.7%
Cheniere Energy Partners LP
75,000	5.950	06/30/33(c)	78,262
Columbia Pipelines Operating Co. LLC
240,000	6.036	11/15/33(c)(d)	251,965
Energy Transfer LP
25,000	5.250	04/15/29(c)	25,599
275,000	5.750	02/15/33(c)	285,464
Kinder Morgan, Inc.
275,000	4.300	03/01/28(c)	275,231
MPLX LP
75,000	2.650	08/15/30(c)	67,896
35,000	4.500	04/15/38(c)	30,988
25,000	5.500	02/15/49(c)	22,615
Plains All American Pipeline LP / PAA Finance Corp.
25,000	3.800	09/15/30(c)	23,897
Sabine Pass Liquefaction LLC
75,000	5.000	03/15/27(c)	75,448
Targa Resources Corp.
55,000	4.200	02/01/33(c)	51,536
Western Midstream Operating LP
25,000	5.450	04/01/44(c)	21,757
Williams Cos., Inc. (The)
35,000	4.000	09/15/25(c)	34,932
125,000	5.650	03/15/33(c)	129,904

			1,375,494

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Real Estate – 0.0%
CoStar Group, Inc.
$100,000	2.800%	07/15/30(c)(d)	$90,304

REITS – 0.8%
Agree LP
170,000	4.800	10/01/32(c)	168,257
Alexandria Real Estate Equities, Inc.
25,000	3.375	08/15/31(c)	23,110
American Homes 4 Rent LP
50,000	4.900	02/15/29(c)	50,546
30,000	2.375	07/15/31(c)	26,112
American Tower Corp.
75,000	2.100	06/15/30(c)	66,649
Crown Castle, Inc.
60,000	3.650	09/01/27(c)	58,983
CubeSmart LP
45,000	4.000	11/15/25(c)	44,841
20,000	2.500	02/15/32(c)	17,200
Essex Portfolio LP
50,000	3.000	01/15/30(c)	46,755
Healthcare Realty Holdings LP
25,000	2.050	03/15/31(c)	20,936
Host Hotels & Resorts LP, Series J
42,000	2.900	12/15/31(c)	36,811
Invitation Homes Operating Partnership LP
75,000	2.300	11/15/28(c)	70,208
195,000	2.000	08/15/31(c)	165,609
Kilroy Realty LP
20,000	4.750	12/15/28(c)	19,850
Mid-America Apartments L.P.
50,000	1.700	02/15/31(c)	42,960
National Retail Properties, Inc.
45,000	4.000	11/15/25(c)	44,866
Prologis L.P.
25,000	1.750	07/01/30(c)	21,965
125,000	4.625	01/15/33(c)	124,323
Realty Income Corp.
25,000	3.950	08/15/27(c)	24,857
75,000	3.400	01/15/30(c)	71,803
Regency Centers LP
100,000	2.950	09/15/29(c)	94,584
UDR, Inc., MTN
25,000	2.100	08/01/32(c)	20,698
100,000	1.900	03/15/33(c)	79,931
WP Carey, Inc.
25,000	3.850	07/15/29(c)	24,336
25,000	2.400	02/01/31(c)	21,996

			1,388,186

Retail – 0.4%
7-Eleven, Inc.
100,000	1.300	02/10/28(c)(d)	92,270
AutoNation, Inc.
83,000	4.500	10/01/25(c)	82,856
25,000	1.950	08/01/28(c)	23,189
Dollar General Corp.
170,000	3.875	04/15/27(c)	168,542
Dollar Tree, Inc.
50,000	4.200	05/15/28(c)	49,554

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Retail – (continued)
Home Depot, Inc. (The)
$25,000	3.900%	12/06/28(c)	$24,923
Lowe’s Cos., Inc.
25,000	3.100	05/03/27(c)	24,509
75,000	1.700	09/15/28(c)	69,387
25,000	3.000	10/15/50(c)	15,626
McDonald’s Corp., MTN
25,000	4.200	04/01/50(c)	19,868
Starbucks Corp.
100,000	4.000	11/15/28(c)	99,274
Tractor Supply Co.
50,000	1.750	11/01/30(c)	43,328

			713,326

Semiconductors – 0.3%
Applied Materials, Inc.
25,000	1.750	06/01/30(c)	22,216
Broadcom, Inc.
74,000	4.150	04/15/32(c)(d)	71,253
100,000	3.419	04/15/33(c)(d)	90,576
162,000	3.137	11/15/35(c)(d)	136,649
100,000	3.500	02/15/41(c)(d)	79,114
Intel Corp.
175,000	5.200	02/10/33(c)	176,477
65,000	5.150	02/21/34(c)	64,787

			641,072

Software – 1.5%
Adobe, Inc.
50,000	2.150	02/01/27(c)	48,613
AppLovin Corp.
422,000	5.500	12/01/34(c)	428,582
Fiserv, Inc.
25,000	4.200	10/01/28(c)	24,871
Intuit, Inc.
25,000	1.350	07/15/27(c)	23,700
MSCI, Inc.
180,000	4.000	11/15/29(c)(d)	174,076
Oracle Corp.
150,000	4.500	05/06/28(c)	150,823
34,000	2.950	04/01/30(c)	31,731
175,000	4.650	05/06/30(c)	176,674
275,000	2.875	03/25/31(c)	250,720
256,000	5.250	02/03/32(c)	262,648
250,000	6.250	11/09/32(c)	270,395
157,000	4.900	02/06/33(c)	157,372
125,000	6.900	11/09/52(c)	138,994
Roper Technologies, Inc.
50,000	4.200	09/15/28(c)	49,870
Synopsys, Inc.
160,000	5.000	04/01/32(c)	162,039
126,000	5.150	04/01/35(c)	127,020
Take-Two Interactive Software, Inc.
85,000	3.700	04/14/27(c)	84,166
VMware, Inc.
25,000	1.800	08/15/28(c)	23,129
100,000	2.200	08/15/31(c)	86,773

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Software – (continued)
Workday, Inc.
$75,000	3.500%	04/01/27(c)	$74,056

			2,746,252

Telecommunications – 1.2%
AT&T, Inc.
288,000	2.300	06/01/27(c)	277,584
150,000	4.350	03/01/29(c)	150,314
50,000	2.750	06/01/31(c)	45,310
10,000	2.550	12/01/33(c)	8,371
25,000	4.900	08/15/37(c)	23,957
60,000	4.850	03/01/39(c)	56,733
75,000	3.500	06/01/41(c)	58,822
25,000	4.350	06/15/45(c)	20,709
25,000	5.150	11/15/46(c)	23,020
T-Mobile USA, Inc.
75,000	1.500	02/15/26(c)	73,521
391,000	3.750	04/15/27(c)	387,056
25,000	4.750	02/01/28(c)	25,035
175,000	2.050	02/15/28(c)	165,403
83,000	3.875	04/15/30(c)	80,589
75,000	3.500	04/15/31(c)	70,461
500,000	5.200	01/15/33(c)	507,956
Verizon Communications, Inc.
108,000	4.329	09/21/28	108,451
200,000	2.550	03/21/31(c)	179,411

			2,262,703

Transportation – 0.2%
Burlington Northern Santa Fe LLC
25,000	4.050	06/15/48(c)	20,184
CSX Corp.
175,000	3.800	03/01/28(c)	173,469
FedEx Corp.
45,000	3.400	02/15/28(c)(d)	43,882
Union Pacific Corp.
125,000	2.800	02/14/32(c)	112,768

			350,303

Trucking & Leasing – 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000	5.250	07/01/29(c)(d)	122,876

TOTAL CORPORATE BONDS (Cost $39,908,458)			39,490,470

Asset- Backed Securities – 11.8%

Collateralized Debt Obligations – 0.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022- FL1, Class A (SOFR + 1.450%)
143,308	5.754	01/15/37(a)(c)(d)	143,308

Collateralized Loan Obligations – 8.5%
AGL CLO 40 Ltd., Series 2025-40A, Class A1 (TSFR3M + 1.240%)
1,000,000	5.551	07/22/38(a)(c)(d)	999,884
Apidos CLO XV, Series 2013-15A, Class A1RR (TSFR3M + 1.272%)
135,904	5.541	04/20/31(a)(c)(d)	135,973

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Ares European CLO XXI DAC, Series 21A, Class B (3 mo. Euribor + 1.700%)
$250,000	4.147%	04/15/38(a)(c)(d)	$294,616
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class A (TSFR3M + 1.300%)
1,250,000	0.010	07/25/38(a)(d)(e)	1,250,000
Carlyle US CLO Ltd., Series 2024-2A, Class B (TSFR3M + 2.050%)
400,000	6.332	04/25/37(a)(c)(d)	401,838
Carlyle US CLO Ltd., Series 2025-3A, Class A (TSFR3M + 1.380%)
850,000	5.636	07/25/38(a)(d)(e)	852,338
Cathedral Lake VIII Ltd., Series 2021-8A, Class C (TSFR3M + 2.882%)
200,000	7.151	01/20/35(a)(c)(d)	200,364
CBAM Ltd., Series 2018-5A, Class A (TSFR3M + 1.282%)
168,186	5.561	04/17/31(a)(c)(d)	168,338
CBAMR Ltd., Series 2017-4A, Class A1R (TSFR3M + 1.420%)
800,000	0.010	03/31/38(a)(d)	802,000
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR (TSFR3M + 1.420%)
270,000	5.689	07/20/37(a)(c)(d)	271,021
CFIP CLO Ltd., Series 2021-1A, Class A (TSFR3M + 1.482%)
700,000	5.751	01/20/35(a)(c)(d)	700,946
CFIP CLO Ltd., Series 2021-1A, Class C1 (TSFR3M + 2.662%)
300,000	6.931	01/20/35(a)(c)(d)	300,344
CIFC Funding Ltd., Series 2018-1A, Class A1R (TSFR3M + 1.320%)
350,000	5.589	01/18/38(a)(c)(d)	350,962
CIFC Funding Ltd., Series 2019-4A, Class A1R2 (TSFR3M + 1.300%)
1,300,000	0.010	07/15/38(a)(d)(e)	1,300,000
Crown City CLO I, Series 2020-1A, Class A1AR (TSFR3M + 1.452%)
250,000	5.721	07/20/34(a)(c)(d)	250,084
Diameter Capital Clo 1 Ltd., Series 2021-1A, Class A1R (TSFR3M + 1.390%)
425,000	5.646	10/15/37(a)(c)(d)	426,154
Elmwood CLO X Ltd., Series 2021-3A, Class AR2 (TSFR3M + 1.300%)
550,000	0.010	07/20/38(a)(d)(e)	550,000
Fidelity Grand Harbour CLO DAC, Series 2023-1A, Class B1R (3 mo. Euribor + 1.750%)
350,000	3.893	02/15/38(a)(c)(d)	411,179
Goldentree Loan Management U.S. CLO 6 Ltd., Series 2019-6A, Class AR2 (TSFR3M + 0.970%)
300,000	5.239	04/20/35(a)(c)(d)	298,611
Greenacre Park CLO LLC, Series 2021-2A, Class AR (TSFR3M + 1.370%)
800,000	5.667	07/20/37(a)(d)	803,110
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R (TSFR3M + 1.450%)
600,000	5.801	07/20/38(a)(d)	600,000
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R (TSFR3M + 1.370%)
300,000	5.626	07/15/35(a)(c)(d)	300,185

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1 (SOFR + 1.600%)
$70,395	5.902%	05/20/54(a)(c)(d)	$70,737
Mountain View CLO XV Ltd., Series 2019-2A, Class A1R (TSFR3M + 1.670%)
275,000	5.926	07/15/37(a)(c)(d)	276,239
OCP CLO Ltd., Series 2019-16A, Class AR (TSFR3M + 1.262%)
217,329	5.472	04/10/33(a)(c)(d)	217,438
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1BR (TSFR3M + 1.400%)
325,000	5.656	04/15/31(a)(c)(d)	325,001
Pikes Peak CLO 5, Series 2020-5A, Class A1R (TSFR3M + 1.400%)
450,000	5.669	10/20/37(a)(c)(d)	451,002
Polus U.S. CLO II Ltd., Series 2025-2A, Class A1 (TSFR3M + 1.520%)
400,000	5.804	07/20/38(a)(c)(d)	401,407
Regatta 30 Funding Ltd., Series 2024-4A, Class A1 (TSFR3M + 1.320%)
400,000	5.633	01/25/38(a)(c)(d)	401,080
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B (3 mo. Euribor + 1.600%)
250,000	3.894	04/20/39(a)(c)(d)	292,980
Southwick Park CLO LLC, Series 2019-4A, Class A1R (TSFR3M + 1.322%)
239,084	5.591	07/20/32(a)(c)(d)	239,257
Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1 (TSFR3M + 1.350%)
575,000	5.622	01/22/38(a)(c)(d)	576,406
Voya CLO Ltd., Series 2020-2A, Class A1RR (TSFR3M +
1.310%)
850,000	5.590	01/20/38(a)(c)(d)	851,230

			15,770,724

Diversified Financial Services – 3.2%
American Express Credit Account Master Trust, Series 2025-3, Class A
550,000	4.510	04/15/32	557,377
Bank of America Auto Trust, Series 2023-2A, Class A2
2,930	5.850	08/17/26(c)(d)	2,931
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
600,000	4.720	02/15/29	601,342
Barclays Dryrock Issuance Trust, Series 2023-2, Class A (SOFR + 0.900%)
300,000	5.204	08/15/28(a)	300,490
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
300,000	4.950	10/15/27	300,330
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
275,000	5.230	12/08/27	275,757
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
375,000	4.490	06/21/32	377,216
Citizens Auto Receivables Trust, Series 2024-1, Class A2A
73,977	5.430	10/15/26(c)(d)	74,002
Discover Card Execution Note Trust, Series 2023-A1, Class A
300,000	4.310	03/15/28	299,796
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2
187,942	4.700	09/15/27(c)	187,909
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
150,000	4.670	08/15/28(c)	150,115

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Diversified Financial Services – (continued)
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
$350,000	4.780%	07/16/29(c)	$351,499
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
6,712	5.240	07/15/26(c)	6,713
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
32,939	5.680	09/15/26(c)	32,952
Ford Credit Auto Owner Trust, Series 2024-1, Class A
350,000	4.870	08/15/36(c)(d)	356,305
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
15,921	5.890	11/16/26(c)	15,930
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A2A
82,133	5.120	02/16/27(c)	82,189
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
525,000	5.670	06/21/28(c)	530,610
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2A
132,514	5.150	06/15/26(c)(d)	132,564
Nissan Auto Lease Trust, Series 2024-A, Class A2A
291,264	5.110	10/15/26(c)	291,402
Santander Drive Auto Receivables Trust, Series 2025-1, Class A2
184,343	4.760	08/16/27(c)	184,406
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
375,000	4.740	01/16/29(c)	375,461
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
464,568	4.710	02/15/28(c)	465,475

			5,952,771

TOTAL ASSET- BACKED SECURITIES (Cost $21,706,241)			21,866,803

Commercial Mortgage-Backed Securities – 5.6%

3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
150,000	2.778	11/15/54(a)	126,477
BANK, Series 2019-BN21, Class A5
150,000	2.851	10/17/52(c)	139,054
BANK, Series 2021-BN31, Class AS
275,000	2.211	02/15/54(a)(c)	235,865
BANK, Series 2021-BN32, Class A5
150,000	2.643	04/15/54(a)(c)	134,103
BANK, Series 2022-BNK43, Class A5
200,000	4.399	08/15/55(c)	193,393
BANK, Series 2023-BNK46, Class A4
200,000	5.745	08/15/56(c)	210,248
BANK, Series 2025-BNK50, Class A5
250,000	5.652	05/15/68(a)(c)	261,671
BANK5, Series 2024-5YR11, Class A3
250,000	5.893	11/15/57(c)	261,549
BANK5, Series 2024-5YR11, Class AS
150,000	6.139	11/15/57(c)	156,413
BANK5, Series 2024-5YR7, Class A3
475,000	5.769	06/15/57(c)	493,092
BANK5, Series 2024-5YR8, Class A3
150,000	5.884	08/15/57(c)	156,321
BANK5, Series 2024-5YR9, Class AS
200,000	6.182	08/15/57(a)(c)	208,490

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)

BANK5, Series 2025-5YR15, Class A3
$350,000	5.452%	06/15/30(c)(e)	$360,137
BBCMS Mortgage Trust, Series 2024-5C25, Class AS
210,000	6.358	03/15/57(a)(c)	219,247
BBCMS Mortgage Trust, Series 2025-5C34, Class A3
500,000	5.659	05/15/58(c)	519,647
Benchmark Mortgage Trust, Series 2024-V8, Class A3
200,000	6.189	07/15/57(a)(c)	210,969
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A (TSFR1M + 1.342%)
237,207	5.654	03/15/41(a)(d)	237,503
BMO Mortgage Trust, Series 2023-C7, Class A5
200,000	6.160	12/15/56(c)	215,942
BMO Mortgage Trust, Series 2024-5C6, Class A3
150,000	5.316	09/15/57(c)	153,039
BMO Mortgage Trust, Series 2024-C9, Class A5
350,000	5.759	07/15/57(c)	368,166
BMO Mortgage Trust, Series 2025-5C11, Class A3
300,000	5.669	07/15/58(c)	312,689
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A (TSFR1M + 1.691%)
194,144	6.003	08/15/39(a)(d)	194,872
BX Commercial Mortgage Trust, Series 2024-XL4, Class A (TSFR1M + 1.442%)
213,068	5.754	02/15/39(a)(d)	213,298
BX Trust, Series 2022-PSB, Class A (TSFR1M + 2.451%)
39,087	6.763	08/15/39(a)(d)	39,064
BX Trust, Series 2024-BIO, Class A (TSFR1M + 1.642%)
350,000	5.954	02/15/41(a)(d)	349,781
BX Trust, Series 2024-PAT, Class A (TSFR1M + 2.090%)
150,000	6.402	03/15/41(a)(d)	150,000
EQUS Mortgage Trust, Series 2021-EQAZ, Class A (TSFR1M + 1.019%)
199,977	5.331	10/15/38(a)(c)(d)	199,915
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class A2
200,000	3.780	11/25/32(a)(c)	191,830
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2
300,000	4.900	10/25/33(a)(c)	307,534
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2
100,000	5.069	10/25/28(a)(c)	102,784
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF153, Class AS (SOFR + 0.680%)
153,149	4.992	02/25/33(a)(c)	153,441
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
225,000	5.644	02/05/45(a)(d)	231,006
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A
290,000	5.649	01/13/40(a)(d)	298,736
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B
100,000	5.950	01/13/40(a)(d)	102,774
IRV Trust, Series 2025-200P, Class A
350,000	5.471	03/14/47(a)(c)(d)	353,029
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
250,000	3.024	01/05/39(d)	227,540

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
$150,000	5.990%	10/05/39(a)(d)	$153,000
KIND Commercial Mortgage Trust, Series 2024-1, Class A (TSFR1M + 1.890%)
350,000	6.202	08/15/41(a)(d)	350,438
LEX Mortgage Trust, Series 2024-BBG, Class A
300,000	5.036	10/13/33(a)(c)(d)	300,948
MSWF Commercial Mortgage Trust, Series 2023-2, Class A2
325,000	6.890	12/15/56(c)	342,173
ROCK Trust, Series 2024-CNTR, Class A
400,000	5.388	11/13/41(d)	407,224
ROCK Trust, Series 2024-CNTR, Class B
100,000	5.930	11/13/41(d)	102,891
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class A12 (TSFR1M + 1.691%)
300,000	6.003	08/15/41(a)(d)	298,500
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class B12 (TSFR1M + 2.290%)
100,000	6.602	08/15/41(a)(d)	98,500

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,320,320)			10,343,293

Foreign Bonds – 5.1%

Agriculture – 0.3%
BAT Capital Corp. (United Kingdom)
100,000	2.259	03/25/28(c)	94,602
400,000	6.000	02/20/34(c)	421,526

			516,128

Banks – 2.2%
Banco Santander SA (Spain)
400,000	6.921	08/08/33	433,345
Barclays PLC (United Kingdom) SOFR + 1.590%
340,000	5.785	02/25/36(a)(c)	347,521
BNP Paribas SA (France)
SOFR + 1.004%
200,000	1.323	01/13/27(a)(c)(d)	196,546
SOFR + 1.620%
290,000	5.786	01/13/33(a)(c)(d)	301,657
Canadian Imperial Bank of Commerce (Canada)
SOFR + 1.105%
285,000	5.245	01/13/31(a)(c)	291,822
Credit Suisse AG (Switzerland)
250,000	1.250	08/07/26	241,908
ING Groep NV (Netherlands)
US 1 Year CMT T-Note + 1.100%
200,000	1.400	07/01/26(a)(c)(d)	200,000
Kreditanstalt fuer Wiederaufbau (Germany)
780,000	5.125	09/29/25	781,170
Macquarie Group Ltd. (Australia)
SOFR + 1.069%
50,000	1.340	01/12/27(a)(c)(d)	49,161

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Banks – (continued)
NatWest Group PLC (United Kingdom)
US 1 Year CMT T-Note + 1.050%
$200,000	5.115%	05/23/31(a)(c)	$203,383
Toronto-Dominion Bank (The) (Canada)
175,000	4.456	06/08/32	171,720
UBS Group AG (Switzerland)
250,000	4.550	04/17/26	250,019
SOFR + 5.020%
250,000	9.016	11/15/33(a)(c)(d)	308,999
SOFR + 1.760%
255,000	5.580	05/09/36(a)(c)(d)	261,034
Westpac Banking Corp. (Australia)
US 5 Year CMT T-Note + 2.000%
25,000	4.110	07/24/34(a)(c)	24,157
Westpac Banking Corp., GMTN (Australia)
USISOA05 + 2.236%
25,000	4.322	11/23/31(a)(c)	24,841

			4,087,283

Beverages – 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
135,000	4.700	02/01/36(c)	131,721
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
25,000	8.200	01/15/39	31,890
40,000	5.450	01/23/39(c)	40,667
Bacardi-Martini BV (Bermuda)
450,000	5.550	02/01/30(c)(d)	461,842
JDE Peet’s NV (Netherlands)
150,000	1.375	01/15/27(c)(d)	142,712

			808,832

Biotechnology – 0.0%
CSL Finance PLC (Australia)
25,000	3.850	04/27/27(c)(d)	24,813

Commercial Services – 0.3%
Ashtead Capital, Inc. (United Kingdom)
209,000	5.800	04/15/34(c)(d)	214,135
DP World Crescent Ltd. (United Arab Emirates)
200,000	5.500	05/08/35(d)	202,117
DP World Crescent Ltd., EMTN (United Arab Emirates)
200,000	3.875	07/18/29	192,000

			608,252

Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	2.450	10/29/26(c)	243,575
225,000	3.000	10/29/28(c)	214,391
320,000	5.375	12/15/31(c)	327,240
Avolon Holdings Funding Ltd. (Ireland)
90,000	6.375	05/04/28(c)(d)	93,805
60,000	5.150	01/15/30(c)(d)	60,440

			939,451

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Mining – 0.1%
Glencore Funding LLC (Australia)
$150,000	2.625%	09/23/31(c)(d)	$131,796

Oil & Gas – 0.4%
Petronas Capital Ltd. (Malaysia)
200,000	4.950	01/03/31(c)(d)	203,895
200,000	5.340	04/03/35(c)(d)	205,278
Saudi Arabian Oil Co. (Saudi Arabia)
220,000	3.500	04/16/29	212,339
200,000	5.750	07/17/54(c)(d)	186,937

			808,449

Pipelines – 0.2%
Enbridge, Inc. (Canada)
111,000	5.700	03/08/33(c)	115,083
125,000	2.500	08/01/33(c)	104,020
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
176,648	2.940	09/30/40	144,797

			363,900

Semiconductors – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands)
25,000	3.400	05/01/30(c)	23,669
125,000	2.500	05/11/31(c)	110,327
125,000	2.650	02/15/32(c)	108,699

			242,695

Software – 0.1%
Constellation Software, Inc. (Canada)
97,000	5.461	02/16/34(c)(d)	98,930

Telecommunications – 0.4%
British Telecommunications PLC (United Kingdom)
230,000	9.625	12/15/30	282,935
Rogers Communications, Inc. (Canada)
505,000	3.200	03/15/27(c)	495,175

			778,110

Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
25,000	2.050	03/05/30(c)	22,523

TOTAL FOREIGN BONDS (Cost $9,413,125)			9,431,162

Collateralized Mortgage Obligations – 2.0%

Alternative Loan Trust, Series 2005-38, Class A1 (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.500%)
31,567	5.899	09/25/35(a)(c)	28,329
COLT Mortgage Loan Trust, Series 2024-INV1, Class A1
252,397	5.903	12/25/68(c)(d)	253,683
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(SOFR + 1.550%)
28,675	5.855	10/25/41(a)(c)(d)	28,767
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(SOFR + 1.650%)
42,000	5.955	12/25/41(a)(c)(d)	42,242
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1
(SOFR + 1.900%)
12,346	6.205	04/25/42(a)(c)(d)	12,401

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2
(SOFR + 3.000%)
$36,000	7.305%	04/25/42(a)(c)(d)	$36,953
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(SOFR + 1.800%)
100,000	6.105	01/25/44(a)(c)(d)	101,069
FHLMC, Series 2021-DNA5, Class M2 (SOFR + 1.650%)
10,110	5.955	01/25/34(a)(c)(d)	10,169
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M1
(SOFR + 1.200%)
344,742	5.505	05/25/44(a)(c)(d)	345,121
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1
(SOFR + 1.100%)
336,875	5.405	05/25/45(a)(c)(d)	337,413
J.P. Morgan Mortgage Trust, Series 2024-1, Class A4
153,311	6.000	06/25/54(a)(c)(d)	154,591
JP Morgan Mortgage Trust, Series 2021-6, Class A3
81,149	2.500	10/25/51(a)(c)(d)	66,142
JP Morgan Mortgage Trust Series, Series 2024-VIS2, Class A1
682,228	5.853	11/25/64(c)(d)	687,720
JP Morgan Mortgage Trust Series, Series 2025-DSC1, Class A1
446,545	–	09/25/65(a)(c)(d)	450,448
JP Morgan Mortgage Trust Series, Series 2025-NQM2, Class A1
417,685	5.567	09/25/65(a)(c)(d)	420,071
Verus Securitization Trust, Series 2021-7, Class A1
318,762	1.829	10/25/66(c)(d)	286,445
Verus Securitization Trust, Series 2022-1, Class A3
217,657	3.288	01/25/67(a)(c)(d)	197,876
Verus Securitization Trust, Series 2023-INV3, Class A2
272,956	7.330	11/25/68(a)(c)(d)	277,907
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
5,029	3.500	07/25/49(a)(c)(d)	4,514

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,737,358)			3,741,861

Foreign Government Securities – 1.3%

Regional (state/province) – 0.4%
Province of Quebec Canada
810,000	0.600	07/23/25	808,057

Sovereign – 0.9%
Chile Government International Bond
200,000	5.650	01/13/37(c)	206,463
Indonesia Government International Bond
200,000	4.850	01/11/33(c)	200,490
Mexico Government International Bond
400,000	3.250	04/16/30(c)	368,800
110,000	1.450	10/25/33(c)	101,748
200,000	4.280	08/14/41(c)	154,120
Panama Government International Bond
200,000	6.875	01/31/36(c)	199,328
Peruvian Government International Bond
70,000	5.500	03/30/36(c)	70,122
50,000	3.230	07/28/21(c)	26,843
Republic of Poland Government International Bond, Series 10Y
120,000	5.125	09/18/34(c)	120,430
Romanian Government International Bond
40,000	3.000	02/27/27(d)	38,523

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Government Securities – (continued)

Sovereign – (continued)
Romanian Government International Bond – (continued)
$10,000	2.124%	07/16/31(d)	$9,799
30,000	2.625	12/02/40(d)	21,987
10,000	4.625	04/03/49(d)	8,771
Romanian Government International Bond, EMTN
50,000	2.875	03/11/29	56,390

			1,583,814

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,521,119)			2,391,871

U.S. Government Agency Securities – 1.2%

Federal Farm Credit Banks Funding Corp.
460,000	2.900	04/12/32	426,569
230,000	3.300	05/19/32	218,441
130,000	3.500	09/01/32	123,938
600,000	2.850	03/28/34	533,946
340,000	3.080	03/30/37	290,777
Federal Home Loan Banks
250,000	3.375	09/10/32	236,702
430,000	4.750	12/10/32	445,746

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,451,351)			2,276,119

Municipal Bonds – 0.5%

California – 0.1%
State of California
105,000	7.625	03/01/40(c)	125,682

Florida – 0.0%
State Board of Administration Finance Corp., Series A
70,000	2.154	07/01/30(c)	62,632

Illinois – 0.1%
Illinois State Taxable Pension Funding GO Bonds Series 2003
21,814	5.100	06/01/33	21,879
State of Illinois GO Bonds
78,571	7.350	07/01/35(c)	84,008

			105,887

Louisiana – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A3
140,000	4.275	02/01/36(c)	136,128

Maryland – 0.1%
Maryland Economic Development Corp.
160,000	4.968	11/30/32(c)	163,036
65,000	5.018	11/30/33(c)	66,050

			229,086

Ohio – 0.1%
American Municipal Power, Inc., Series E
95,000	6.270	02/15/50(c)	97,661

TOTAL MUNICIPAL BONDS (Cost $740,773)			757,076

Principal Amount	Interest Rate		Maturity Date	Value

Certificate of Deposit – 0.2%

National Bank of Kuwait
$441,000	4.630%		08/28/25	$441,137
(Cost $441,007)

U.S. Treasury Obligations – 27.2%

U.S. Treasury Bonds
2,370,000	4.750	(f)	02/15/41	2,399,995
1,640,000	3.125	(f)	11/15/41	1,344,288
1,550,000	2.750	(f)	08/15/42	1,185,508
2,310,000	2.750	(f)	11/15/42	1,758,848
450,000	4.000	(f)	11/15/42	410,484
560,000	3.875	(f)	05/15/43	500,238
100,000	4.375	(f)	08/15/43	95,344
2,200,000	4.625	(f)	05/15/44	2,157,719
480,000	3.125	(f)	05/15/48	364,200
480,000	3.000	(f)	08/15/48	354,975
510,000	2.375	(f)	11/15/49	328,073
610,000	2.000	(f)	02/15/50	358,184
480,000	2.375	(f)	05/15/51	304,425
170,000	2.000	(f)	08/15/51	98,016
1,288,400	4.000	(f)	11/15/52	1,126,947
1,130,000	4.750	(f)	11/15/53	1,120,113
U.S. Treasury Inflation Indexed Bonds
450,000	1.500	(f)	02/15/53	384,099
U.S. Treasury Notes
2,020,000	0.750	(f)	05/31/26	1,960,347
3,670,000	0.875	(f)	06/30/26	3,558,180
1,720,000	0.625	(f)	07/31/26	1,659,262
620,000	4.375	(f)	08/15/26	622,688
640,000	0.750	(f)	08/31/26	616,825
640,000	2.625	(f)	05/31/27	626,825
4,330,000	0.500	(f)	06/30/27	4,063,096
970,000	2.875	(f)	05/15/28	948,327
2,830,000	1.250	(f)	05/31/28	2,640,080
3,050,000	1.250	(f)	06/30/28	2,839,598
250,000	3.125	(f)	11/15/28	245,332
6,070,000	1.500	(f)	02/15/30	5,493,350
364,900	3.625	(f)	03/31/30	362,306
760,000	3.750	(f)	05/31/30	758,337
1,120,000	3.750	(f)	06/30/30	1,117,287
1,560,000	3.875	(f)	06/30/30	1,566,094
1,570,000	4.000	(f)	06/30/32	1,571,227
U.S. Treasury Strip Coupon
2,079,100	–	(f)	11/15/29(g)	1,757,273
430,000	–	(f)	08/15/30(g)	351,916
430,000	–	(f)	11/15/30(g)	347,954
720,000	–	(f)	08/15/31(g)	562,691
1,130,000	–	(f)	11/15/31(g)	872,766
929,900	–	(f)	05/15/32(g)	701,469
430,000	–	(f)	08/15/33(g)	305,197
550,000	–	(f)	08/15/35(g)	351,517

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,286,670)				50,191,400

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Shares	Dividend Rate	Value

Investment Company – 8.1%(h)

Goldman Sachs Financial Square Government Fund - Institutional Shares
14,995,574	4.231%	$14,995,574
(Cost $14,995,574)

TOTAL INVESTMENTS – 118.5% (Cost $222,186,540)		$218,806,772

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.5)%		(34,125,848)

NET ASSETS – 100.0%		$184,680,924

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
June 30, 2025.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $36,677,165 which represents approximately 19.9% of the Fund’s net assets as of June 30, 2025.
(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	When-issued security.
(f)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(g)	Zero coupon bond until next reset date.
(h)	Represents an affiliated issuer.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
CORRA	—Canadian Overnight Repo Rate Average
ESTRON	—Euro Short-Term Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Insured by Government National Mortgage Association
LP	—Limited Partnership
Mo.	—Month
MTN	—Medium Term Note
NIBOR	—Norwegian Interbank Offered Rate
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
SONIO	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
TSFR	—Term Secured Overnight Financing Rate

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	CAD	238,383	USD	168,456	7/2/2025	$6,601
	CHF	182,587	USD	223,333	7/29/2025	7,645
	GBP	156,808	USD	212,328	8/28/2025	2,993
	SEK	2,287,592	USD	241,177	9/18/2025	1,882
	EUR	100,433	USD	118,277	9/23/2025	692
	CAD	238,384	USD	175,255	9/25/2025	562

TOTAL						$20,375

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD	180,775	CAD	255,817	7/2/2025	$(7,084)
	USD	221,921	CHF	181,432	7/29/2025	(7,597)
	USD	273,641	GBP	202,089	8/28/2025	(3,857)
	USD	228,105	SEK	2,163,597	9/18/2025	(1,780)
	USD	1,206,722	EUR	1,024,669	9/23/2025	(7,058)
	USD	188,071	CAD	255,817	9/25/2025	(603)

TOTAL						$(27,979)

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	4.500%	TBA-30yr	07/15/55	$(6,000,000)	$(5,738,712)
Federal National Mortgage Association	6.500	TBA-30yr	07/15/55	(5,000,000)	(5,161,650)
Government National Mortgage Association	3.000	TBA-30yr	07/15/55	(1,000,000)	(883,939)
Government National Mortgage Association	4.500	TBA-30yr	07/15/55	(1,000,000)	(956,768)

Total (Proceed Receivable $12,602,813)					$(12,741,069)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
ICE 3 Month SONIA Index Future	20	03/17/26	$6,615,833	$9,954
U.S. Treasury 10 Year Note	24	09/19/25	2,691,375	814
U.S. Treasury 2 Year Note	31	09/30/25	6,449,211	13,914
U.S. Treasury 5 Year Note	144	09/30/25	15,699,375	84,162
U.S. Treasury Long Bond	22	09/19/25	2,538,250	66,980
U.S. Treasury Ultra Bond	73	09/19/25	8,684,719	301,225

Total				$477,049

Short position contracts:
Euro Bund Future	(1)	09/08/25	(153,405)	680
U.S. Treasury 10 Year Ultra Note	(26)	09/19/25	(2,970,906)	(61,549)

Total				$(60,869)

Total Futures Contracts				$416,180

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2025(a)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
ICE CDX Investment Grade Index(b)	1.000%	2.1799%	12/20/2028	1,425	$31,063	$17,594	$13,469
ICE CDX Investment Grade Index(b)	1.000%	2.2323	06/20/2029	7,708	172,067	128,445	43,622
ICE CDX Investment Grade Index(b)	1.000%	2.2520	12/20/2029	9,025	203,239	187,481	15,758
Chile Government International Bond(b)	1.000%	2.1089	06/20/2030	90	1,898	1,650	248
ICE CDX Investment Grade Index(b)	1.000%	2.2147	06/20/2030	1,800	39,864	34,425	5,439

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2025(a)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond(b)	1.000%	1.0075%	06/20/2030	200	$2,015	$1,086	$929
Philippine Government International Bond(b)	1.000%	1.6610	06/20/2030	200	3,322	2,344	978

TOTAL					$453,468	$373,025	$80,443

(a)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.892%(b)	1 Day ESTRON	9/17/2025	EUR	46,530	$(1,787)	$–	$(1,787)
3.620 (b)	1 Day SOFR	6/30/2027	USD	5,030	19,982	–	19,982
3 Month BBSW(c)	3.750%	9/17/2027	AUD	12,520	(104,242)	(89,980)	(14,262)
3.500 (c)	3 Month BBSW	9/17/2027	AUD	1,030	5,323	3,892	1,431
2.750 (d)	CORRA	9/17/2027	CAD	6,930	29,949	17,953	11,996
2.500 (d)	CORRA	9/17/2027	CAD	120	94	16	78
2.000 (b)	1 Day ESTRON	9/17/2027	EUR	660	3,425	3,232	193
1.500 (b)	1 Day ESTRON	9/17/2027	EUR	540	(6,164)	–	(6,164)
3.750 (b)	1 Day SONIO	9/17/2027	GBP	4,440	25,042	3,846	21,196
3.500 (b)	1 Day SONIO	9/17/2027	GBP	120	(98)	–	(98)
12 Month BOJDTR(b)	0.750	9/17/2027	JPY	420,000	1,561	–	1,561
4.250 (b)	6 Month NIBOR	9/17/2027	NOK	44,460	42,753	17,168	25,585
2.250 (b)	3 Month STIBOR	9/17/2027	SEK	46,520	35,610	21,582	14,028
1 Day SOFR(b)	3.750	9/17/2027	USD	7,630	(58,704)	(18,374)	(40,330)
1 Day SOFR(b)	3.500	9/17/2027	USD	180	(526)	–	(526)
1 Day ESTRON(b)	2.180	11/20/2027	EUR	23,360	(18,632)	(18,984)	352
2.143 (b)	1 Day ESTRON	11/20/2027	EUR	23,360	28,395	–	28,395
2.500 (b)	1 Day ESTRON	5/14/2028	EUR	1,432	12,654	2,247	10,408
3.368 (b)	1 Day SOFR	6/23/2028	USD	5,720	8,872	3,356	5,516
1 Day SONIO(b)	3.750	9/17/2028	GBP	30	(240)	–	(240)
2.325 (b)	1 Day ESTRON	2/25/2029	EUR	1,241	931	–	931
1 Day SOFR(b)	3.620	11/30/2029	USD	5,930	(62,147)	(5,114)	(57,033)
1 Day SOFR(b)	3.600	11/30/2029	USD	4,810	(46,641)	–	(46,641)
1 Day SOFR(b)	3.600	6/23/2030	USD	6,040	(14,896)	(4,603)	(10,293)
2.750 (d)	CORRA	9/17/2030	CAD	1,010	4,477	407	4,070
2.000 (b)	1 Day ESTRON	9/17/2030	EUR	1,440	(22,826)	–	(22,826)
3.750 (b)	1 Day SONIO	9/17/2030	GBP	1,210	8,378	–	8,378
12 Month BOJDTR(b)	1.000	9/17/2030	JPY	1,426,490	(30,753)	(25,264)	(5,489)
3.750 (d)	3 Month NZD BKBM	9/17/2030	NZD	2,270	9,023	6,973	2,050
12 Month BOJDTR(b)	1.295	8/2/2034	JPY	213,361	7,244	(2,598)	9,842
4.098 (b)	1 Day SOFR	6/24/2035	USD	1,470	5,448	1,955	3,493
6 Month BBSW(d)	4.500	9/17/2035	AUD	130	(3,069)	(2,469)	(600)
3.000 (d)	CORRA	9/17/2035	CAD	310	245	–	245
0.500 (b)	1 Day SOFR	9/17/2035	CHF	80	(510)	–	(510)
2.000 (b)	1 Day ESTRON	9/17/2035	EUR	70	(4,524)	–	(4,524)
3.750 (b)	1 Day SONIO	9/17/2035	GBP	270	(7,293)	–	(7,293)
12 Month BOJDTR(b)	1.250	9/17/2035	JPY	344,000	(97)	–	(97)
6 Month NIBOR(b)	4.250	9/17/2035	NOK	5,260	(21,337)	(10,666)	(10,671)
4.250 (d)	3 Month NZD BKBM	9/17/2035	NZD	1,050	7,303	6,320	983
2.750 (b)	3 Month STIBOR	9/17/2035	SEK	3,900	7,353	2,812	4,541

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Day SOFR(b)	3.750%	9/17/2035	USD	580	$(3,486)	$–	$(3,486)
2.160%(b)	12 Month BOJDTR	8/2/2044	JPY	239,990	(52,648)	–	(52,648)
2.000 (b)	1 Day ESTRON	9/17/2045	EUR	160	(23,798)	–	(23,798)
1 Day ESTRON(b)	2.000	5/17/2053	EUR	513	43,010	(1,270)	44,280
1 Day ESTRON(b)	2.500	11/10/2053	EUR	379	11,614	(22,714)	34,328
1 Day ESTRON(b)	1.750	9/17/2055	EUR	390	95,075	–	95,075
1.750 (b)	12 Month BOJDTR	9/17/2055	JPY	96,000	(72,012)	–	(72,012)
2.530 (b)	1 Day ESTRON	3/19/2056	EUR	430	(15,599)	–	(15,599)
1 Day ESTRON(b)	2.610	3/19/2056	EUR	430	17,561	–	17,561
1 Day ESTRON(b)	2.500	9/17/2075	EUR	90	5,132	–	5,132

TOTAL					$(135,575)	$(110,277)	$(25,297)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At June 30, 2025, the Fund had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
3M IRS	Bank of America	EUR	2.25	03/09/2027	1,570,000	$1,570,000	$11,986	$11,034	$952
3M IRS	JPMorgan Chase		2.45	03/25/2026	310,000	310,000	4,157	4,966	(809)

Total purchased option contracts					1,880,000	$1,880,000	$16,143	$16,000	$143

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
3M IRS	Bank of America	EUR	2.35	03/09/2027	(150,000)	$(150,000)	$(6,535)	$(11,201)	$4,665
3M IRS	JPMorgan Chase		2.50	03/25/2026	(130,000)	(130,000)	(3,895)	(5,013)	1,118

Total written option contracts					(280,000)	$(280,000)	$(10,430)	$(16,214)	$5,783

Abbreviations:
3M IRS	—3 Months Interest Rate Swaptions

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares		Dividend Rate	Value

Investment Companies (Institutional Shares) – 67.7%(a)

Goldman Sachs Financial Square Government Fund
28,236,475		4.231%	$28,236,475

Goldman Sachs Financial Square Treasury Instruments Fund
33,675,436		4.122	33,675,436

Goldman Sachs Financial Square Treasury Obligations Fund
33,681,028		4.186	33,681,029

Goldman Sachs Financial Square Treasury Solutions Fund
33,202,554		4.130	33,202,554

Goldman Sachs VIT Government Money Market Fund
37,643,610		4.230	37,643,610

Total Investment Companies (Cost $166,439,104)			166,439,104

		Description

Exchange-Traded Funds – 25.1%
	51,765	iShares Core S&P 500 ETF	32,140,888
	52,100	Vanguard S&P 500 ETF	29,594,363

TOTAL EXCHANGE-TRADED FUNDS (Cost $33,135,832)			61,735,251

TOTAL INVESTMENTS – 92.8% (Cost $199,574,936)			$228,174,355

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.2%			17,584,490

NET ASSETS – 100.0%			$245,758,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	242	09/19/25	$15,185,362	$100,213
FTSE 100 Index	55	09/19/25	6,635,702	(47,200)
S&P 500 E-Mini Index	244	09/19/25	76,295,750	2,264,824
TOPIX Index	52	09/11/25	10,311,170	247,389
U.S. Treasury 10 Year Note	679	09/19/25	76,143,484	1,144,880

Total Futures Contracts				$3,710,106

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	Core Fixed Income Fund	Trend Driven Allocation Fund

Assets:

Investments in unaffiliated issuers, at value (cost $207,190,966 and $33,135,832, respectively)	$203,811,198	$61,735,251
Investments in affiliated issuers, at value (cost $14,995,574 and $166,439,104, respectively)	14,995,574	166,439,104
Purchased Options, at value (premiums paid $16,000 and $–, respectively)	16,143	—
Cash	3,605,988	6,902,946
Foreign Currency, at value (cost $16,745 and $231,004, respectively)	17,117	239,567
Receivables:
Investments sold	29,747,645	—
Collateral on certain derivative contracts(a)	1,137,772	9,365,957
Interest and Dividends	1,117,981	563,932
Fund shares sold	238,071	439,452
Reimbursement from investment adviser	11,081	9,480
Unrealized gain on forward foreign currency exchange contracts	20,375	—
Unrealized gain on swap contracts	80,443	—
Upfront payments received on swap contracts	373,025	—
Variation margin on futures contracts	120,132	441,428
Variation margin on swap contracts	19,018	—
Other assets	1,031	1,798

Total assets	255,312,594	246,138,915

Liabilities:

Written options, at value (premiums received $16,213 and $–, respectively)	10,430	—
Forward sale contracts, at value (proceeds received $– and $12,602,813, respectively)	12,741,069	—
Unrealized loss on forward foreign currency exchange contracts	27,979	—
Payables:
Investments purchased	57,722,113	128,912
Management fees	29,003	64,859
Distribution and Service fees and Transfer Agency fees	12,021	26,808
Fund shares redeemed	10,736	106,208
Accrued expenses	78,319	53,283

Total liabilities	70,631,670	380,070

Net Assets:

Paid-in capital	198,315,701	215,630,197
Total distributable earnings (loss)	(13,634,777)	30,128,648

NET ASSETS	$184,680,924	$245,758,845
Net Assets:
Institutional	$80,910,679	$380,815
Service	103,770,245	245,378,030
Total Net Assets	$184,680,924	$245,758,845
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	8,445,892	30,091
Service	10,849,458	19,559,004
Net asset value, offering and redemption price per share:
Institutional	$9.58	$12.66
Service	9.56	12.55
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Core Fixed Income Fund	$722,381	$—	$415,391
Trend Driven Allocation Fund	9,365,957	—	—

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statements of Operations For the Six Months Ended June 30, 2025 (Unaudited)

	Core Fixed Income Fund	Trend Driven Allocation Fund

Investment income:

Interest	$3,448,980	$—

Dividends — affiliated issuers	280,604	3,623,777

Dividends — unaffiliated issuers	3,744	497,384

Total Investment Income	3,733,328	4,121,161

Expenses:

Management fees	342,980	978,477

Distribution and/or Service (12b-1) fees – Service Shares	125,500	309,183

Professional fees	67,690	48,395

Custody, accounting and administrative services	46,415	36,219

Transfer Agency fees(a)	17,149	24,772

Trustee fees	13,778	13,995

Printing and mailing costs	12,731	15,530

Other	6,264	8,007

Total expenses	632,507	1,434,578

Less — expense reductions	(153,932)	(291,128)

Net expenses	478,575	1,143,450

NET INVESTMENT INCOME	3,254,753	2,977,711

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(485,569)	7,384,990

Foreign currency transactions	(38,255)	26,165

Swap Contracts	77,196	—

Purchased Options	4,564	—

Forward foreign currency exchange contracts	(80,265)	—

Written options	(3,772)	—

Futures contracts	(601,284)	(8,112,639)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	4,117,036	(4,855,121)

Futures contracts	778,820	7,165,686

Foreign currency translations	255,281	121,669

Swap Contracts	(201,001)	—

Purchased Options	2,489	—

Forward foreign currency exchange contracts	(20,373)	—

Written options	5,783	—

Forward sales contracts	(254,789)	—

Net realized and unrealized gain	3,555,861	1,730,750

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,810,614	$4,708,461

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Core Fixed Income Fund	$7,109	$10,040
Trend Driven Allocation Fund	37	24,735

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statements of Changes in Net Assets

	Core Fixed Income Fund		Trend Driven Allocation Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$3,254,753	$5,680,521	$2,977,711	$8,246,776

Net realized gain (loss)	(1,127,385)	(2,532,957)	(701,484)	25,729,465

Net change in unrealized gain (loss)	4,683,246	(1,504,499)	2,432,234	(2,973,395)

Net increase in net assets resulting from operations	6,810,614	1,643,065	4,708,461	31,002,846

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(1,676,246)	(2,246,995)	–	(12,289)

Service Shares	(2,170,572)	(3,476,734)	–	(8,251,555)

Total distributions to shareholders	(3,846,818)	(5,723,729)	–	(8,263,844)

From share transactions:

Proceeds from sales of shares	20,108,448	40,288,542	5,301,257	11,260,759

Reinvestment of distributions	3,846,818	5,713,711	–	8,263,844

Cost of shares redeemed	(9,749,211)	(9,311,900)	(26,408,747)	(58,118,700)

Net increase (decrease) in net assets resulting from share transactions	14,206,055	36,690,353	(21,107,490)	(38,594,097)

TOTAL INCREASE (DECREASE)	17,169,851	32,609,689	(16,399,029)	(15,855,095)

Net Assets:

Beginning of period	$167,511,073	$134,901,384	$262,157,874	$278,012,969

End of period	$184,680,924	$167,511,073	$245,758,845	$262,157,874

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.42		$9.68	$9.41	$11.13	$11.53	$10.85

Net investment income(a)	0.19		0.38	0.33	0.21	0.12	0.18

Net realized and unrealized gain (loss)	0.18		(0.26)	0.23	(1.77)	(0.36)	0.86

Total from investment operations	0.37		0.12	0.56	(1.56)	(0.24)	1.04

Distributions to shareholders from net investment income	(0.21)		(0.38)	(0.29)	(0.16)	(0.14)	(0.26)

Distributions to shareholders from net realized gains	–		–	–	–	(0.02)	(0.10)

Total distributions	(0.21)		(0.38)	(0.29)	(0.16)	(0.16)	(0.36)

Net asset value, end of period	$9.58		$9.42	$9.68	$9.41	$11.13	$11.53

Total Return(b)	3.99%		1.24%	6.08%	(14.03)%	(2.06)%	9.64%

Net assets, end of period (in 000’s)	$80,911		$68,175	$47,421	$38,157	$31,179	$25,194

Ratio of net expenses to average net assets	0.41	%(c)	0.42%	0.43%	0.41%	0.41%	0.41%

Ratio of total expenses to average net assets	0.59	%(c)	0.62%	0.62%	0.70%	0.81%	0.93%

Ratio of net investment income to average net assets	3.94	%(c)	3.97%	3.45%	2.07%	1.09%	1.61%

Portfolio turnover rate(d)	285%		766%	841%	693%	513%	501%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Service Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.40		$9.67	$9.40	$11.13	$11.53	$10.85

Net investment income(a)	0.17		0.35	0.30	0.18	0.09	0.16

Net realized and unrealized gain (loss)	0.19		(0.26)	0.24	(1.77)	(0.34)	0.85

Total from investment operations	0.36		0.09	0.54	(1.59)	(0.25)	1.01

Distributions to shareholders from net investment income	(0.20)		(0.36)	(0.27)	(0.14)	(0.13)	(0.23)

Distributions to shareholders from net realized gains	–		–	–	–	(0.02)	(0.10)

Total distributions	(0.20)		(0.36)	(0.27)	(0.14)	(0.15)	(0.33)

Net asset value, end of period	$9.56		$9.40	$9.67	$9.40	$11.13	$11.53

Total Return(b)	3.88%		0.89%	5.83%	(14.28)%	(2.23)%	9.37%

Net assets, end of period (in 000’s)	$103,770		$99,336	$87,480	$72,540	$71,867	$46,631

Ratio of net expenses to average net assets	0.66	%(c)	0.67%	0.68%	0.66%	0.66%	0.66%

Ratio of total expenses to average net assets	0.84	%(c)	0.87%	0.87%	0.95%	1.06%	1.18%

Ratio of net investment income to average net assets	3.69	%(c)	3.72%	3.19%	1.82%	0.85%	1.39%

Portfolio turnover rate(d)	285%		766%	841%	693%	513%	501%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Trend Driven Allocation Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.39		$11.43	$10.06	$12.92	$12.61	$12.32

Net investment income (loss)(a)	0.16		0.40	0.26	0.07	(0.04)	0.02

Net realized and unrealized gain (loss)	0.11		0.99	1.33	(2.51)	2.10	0.52

Total from investment operations	0.27		1.39	1.59	(2.44)	2.06	0.54

Distributions to shareholders from net investment income	–		(0.43)	(0.22)	–	–	(0.07)

Distributions to shareholders from net realized gains	–		–	–	(0.42)	(1.75)	(0.18)

Total distributions	–		(0.43)	(0.22)	(0.42)	(1.75)	(0.25)

Net asset value, end of period	$12.66		$12.39	$11.43	$10.06	$12.92	$12.61

Total Return(b)	2.18%		12.05%	15.85%	(19.00)%	16.46%	4.35%

Net assets, end of period (in 000’s)	$381		$377	$442	$506	$337	$289

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.67%	0.66%	0.65%	0.60%

Ratio of total expenses to average net assets	0.91	%(c)	0.89%	0.89%	0.92%	0.87%	0.90%

Ratio of net investment income (loss) to average net assets	2.66	%(c)	3.22%	2.38%	0.63%	(0.32)%	0.13%

Portfolio turnover rate(d)	47%		7%	10%	344%	12%	168%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Trend Driven Allocation Fund

	Service Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.30		$11.35	$9.99	$12.86	$12.59	$12.30

Net investment income (loss)(a)	0.15		0.37	0.23	0.02	(0.08)	(0.01)

Net realized and unrealized gain (loss)	0.10		0.97	1.32	(2.47)	2.10	0.51

Total from investment operations	0.25		1.34	1.55	(2.45)	2.02	0.50

Distributions to shareholders from net investment income	–		(0.39)	(0.19)	–	–	(0.03)

Distributions to shareholders from net realized gains	–		–	–	(0.42)	(1.75)	(0.18)

Total distributions	–		(0.39)	(0.19)	(0.42)	(1.75)	(0.21)

Net asset value, end of period	$12.55		$12.30	$11.35	$9.99	$12.86	$12.59

Total Return(b)	2.03%		11.76%	15.57%	(19.16)%	16.17%	4.10%

Net assets, end of period (in 000’s)	$245,378		$261,781	$277,571	$266,934	$357,316	$335,784

Ratio of net expenses to average net assets	0.92	%(c)	0.92%	0.92%	0.91%	0.92%	0.85%

Ratio of total expenses to average net assets	1.16	%(c)	1.14%	1.14%	1.17%	1.14%	1.15%

Ratio of net investment income (loss) to average net assets	2.40	%(c)	2.99%	2.14%	0.13%	(0.58)%	(0.12)%

Portfolio turnover rate(d)	47%		7%	10%	344%	12%	168%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Core Fixed Income Fund	Institutional and Service	Diversified

Goldman Sachs Trend Driven Allocation Fund	Institutional and Service	Diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

27

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Core Fixed Income Fund	Quarterly	Annually

Trend Driven Allocation Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing

28

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, each Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices,

29

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Core Fixed Income Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

30

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

Core Fixed Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Asset- Backed Securities	$—	$21,866,803	$—

Certificate of Deposit	—	441,137	—

Collateralized Mortgage Obligations	—	3,741,861	—

Commercial Mortgage-Backed Securities	—	10,343,293	—

Corporate Bond	—	39,490,470	—

Foreign Bond	—	9,431,162	—

Foreign Government Securities	808,057	1,583,814	—

Futures Contracts	301,225	—	—

Mortgage-Backed Securities	—	62,880,006	—

Municipal Bond	—	757,076	—

U.S. Government Agency Securities	—	2,276,119	—

U.S. Treasury Obligations	50,191,400	—	—

31

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Investment Company	$14,995,574	$—	$—

Total	$66,296,256	$152,811,741	$—

Liabilities

Fixed Income

Forward Sales Contracts	$—	$(12,741,069)	$—

Derivative Type

Assets

Credit Default Swap Contracts(a)	$—	$80,443	$—

Forward Foreign Currency Exchange Contracts(a)	—	20,376	—

Futures Contracts(a)	176,504	—	—

Interest Rate Swap Contracts(a)	—	371,630	—

Purchased Options Contracts	16,143	—	—

Total	$192,647	$472,449	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(27,980)	$—

Futures Contracts(a)	(61,549)	—	—

Interest Rate Swap Contracts(a)	—	(396,927)	—

Written Options Contracts	(10,430)	—	—

Total	$(71,979)	$(424,907)	$—

Trend Driven Allocation Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange-Traded Funds	$61,735,251	$—	$—

Investment Companies	166,439,104	—	—

Total	$228,174,355	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$3,757,306	$—	$—

Liabilities

Futures Contracts(a)	$(47,200)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

32

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Credit	Receivable for unrealized gain on swap contracts	$80,443	Payable for unrealized loss on swap contracts	$—

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$20,375	Payable for unrealized loss on forward foreign currency exchange contracts	$(27,979)

Interest Rate	Purchased options at value, Variation margin on futures and swap contracts	$865,503	Written options at value, Variation margin on futures and swap contracts	$(468,906)

Total		$966,321		$(496,885)

Trend Driven Allocation Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$2,612,426	Variation margin on futures contracts	$(47,200)

Interest Rate	Variation margin on futures contracts	$1,144,880		$—

Total		$3,757,306		$(47,200)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Core Fixed Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$(72,596)	$(20,373)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	41,461	(6,436)

Interest Rate	Net realized gain (loss) from futures, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures, purchased options, written options and swap contracts	(572,426)	592,526

Total		$(603,561)	$565,717

Trend Driven Allocation Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(8,565,295)	5,229,696

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	452,656	1,935,990

Total		$(8,112,639)	$7,165,686

33

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six month period ended June 30, 2025, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options

Core Fixed Income Fund	292	12,699,240	2,495,317,298	1,948,000	232,500

Trend Driven Allocation Fund	1,312	–	–	–	–

(a)

Amounts disclosed represent average number of futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Core Fixed Income Fund	0.40%	0.36%	0.34%	0.33%	0.32%	0.40%	0.39%

Trend Driven Allocation Fund	0.79	0.71	0.68	0.66	0.65	0.79	0.65*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

The Investment Advisor has agreed to waive a portion of its management fee in order to achieve an effective net management rate as defined in the Funds’ most recent prospectus. These waivers will remain in effect through at least April 30, 2026, and prior to such date the Investment Advisor may not terminate the arrangements without approval of the Trustees.

Trend Driven Allocation Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Treasury Instruments, Goldman Sachs Financial Square Treasury Obligations, Goldman Sachs Financial Square Treasury Solutions and the Goldman Sachs VIT Government Money Market Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds’ in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds’ invest. For the six months ended June 30, 2025, GSAM waived $10,484 and $25,307 of the Core Fixed Income Fund’s and Trend Driven Allocation Fund’s management fee, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Funds, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor, is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares.

D. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are

34

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for each Fund is 0.004%. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Core Fixed Income Fund	$10,484	$143,448	$153,932

Trend Driven Allocation Fund	173,937	117,191	291,128

E. Line of Credit Facility — As of June 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

F. Other Transactions with Affiliates — The following table provides information about Core Fixed Income Fund investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2025:

Core Fixed Income Fund
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$11,381,392	$49,023,782	$45,409,600	$14,995,574	14,995,574	$280,603

The following table provides information about Trend Driven Allocation Fund’s investments in the Institutional Shares of the Goldman Sachs VIT Government Money Market Fund, Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Treasury Instruments, Goldman Sachs Financial Square Treasury Obligations, and Goldman Sachs Financial Square Treasury Solutions Funds as of and for the six months ended June 30, 2025:

Trend Driven Allocation Fund
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund

	$31,511,321	$61,351,631	$(64,626,477)	$–	$–	$28,236,475	28,236,475	$667,616	$–

Goldman Sachs Financial Square Treasury Instruments Fund

	38,056,474	1,692,052	(6,073,090)	–	–	33,675,436	33,675,436	727,292	–

Goldman Sachs Financial Square Treasury Obligations Fund

	38,062,066	1,692,052	(6,073,090)	–	–	33,681,029	33,681,028	731,083	–

Goldman Sachs Financial Square Treasury Solutions Fund

	37,583,592	1,692,052	(6,073,090)	–	–	33,202,554	33,202,554	716,629	–

35

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Trend Driven Allocation Fund

Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs VIT Government Money Market Fund

	$36,863,405	$780,205	$–	$–	$–	$37,643,610	37,643,610	$781,157	$–

Total	$182,076,858	$67,207,992	$(82,845,747)	$–	$–	$166,439,104		$3,623,777	$–

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Core Fixed Income Fund	$572,143,876	$28,477,687	$564,947,823	$21,443,683

Goldman Sachs Trend Driven Allocation Fund	—	29,330,695	—	35,539,147

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2024, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Core Fixed Income Fund	Trend Driven Allocation Fund

Capital loss carryforwards:

Perpetual Short-Term	$(4,639,816)	$—

Perpetual Long-Term	(4,934,326)	(5,737,882)

Total capital loss carryforwards	(9,574,142)	(5,737,882)

Timing differences (Post October Loss Deferral and Straddle Loss Deferrals)	(747,727)	(34,855)

As of June 30, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Trend Driven Allocation Fund

Tax Cost	$221,611,468	$200,270,729

Gross unrealized gain	17,715,639	67,908,847

Gross unrealized loss	(20,520,335)	(40,005,221)

Net unrealized gain (loss)	$(2,804,696)	$27,903,626

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, swap transactions, and differences in the tax treatment of market discount accretion and premium amortization.

36

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

7. TAX INFORMATION (continued)

GSAM has reviewed the Funds tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

37

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

Tax Diversification Risk — The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements (whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for more information.

U.S. Government Securities Risk — The U.S. government may not provide support to U.S. government agencies, instrumentalities or sponsored enterprises if it not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities or sponsored enterprises, including those issued by the Federal National Mortgage Association, Federal Home Loan mortgage corporation and the Federal Home Loan Banks, are neither issued not guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

38

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Fixed Income Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	1,350,303	$12,852,112	2,339,517	$22,272,717

Reinvestment of distributions	175,625	1,676,246	233,542	2,236,977

Shares redeemed	(318,956)	(3,046,442)	(232,260)	(2,209,904)

	1,206,972	11,481,916	2,340,799	22,299,790

Service Shares

Shares sold	763,449	7,256,336	1,894,338	18,015,825

Reinvestment of distributions	227,762	2,170,572	363,632	3,476,734

Shares redeemed	(705,026)	(6,702,769)	(742,982)	(7,101,996)

	286,185	2,724,139	1,514,988	14,390,563

NET INCREASE IN SHARES	1,493,157	$14,206,055	3,855,787	$36,690,353

	Trend Driven Allocation Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	64	$777	2,075	$26,395

Reinvestment of distributions	—	—	970	12,289

Shares redeemed	(388)	(4,720)	(11,281)	(135,876)

	(324)	(3,943)	(8,236)	(97,192)

Service Shares

Shares sold	435,909	5,300,480	915,092	11,234,364

Reinvestment of distributions	—	—	655,926	8,251,555

Shares redeemed	(2,162,726)	(26,404,027)	(4,740,600)	(57,982,824)

	(1,726,817)	(21,103,547)	(3,169,582)	(38,496,905)

NET DECREASE IN SHARES	(1,727,141)	$(21,107,490)	(3,177,818)	$(38,594,097)

39

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Core Fixed Income Fund and Goldman Sachs Trend Driven Allocation Fund (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; in the case of the Core Fixed Income Fund a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services, as applicable;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, (in the case of the Trend Driven Allocation Fund) an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

40

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Core Fixed Income Fund’s performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Trend Driven Allocation Fund, they noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

41

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees observed that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period and in the third quartile for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the one-, five-, and ten-year periods and underperformed for the three-year period ended March 31, 2025. They also noted that the Core Fixed Income Fund had experienced certain portfolio management changes in 2021, 2022, and 2024. The Trustees observed that the Trend Driven Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five- and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also noted that in December 2021 the Fund had been repositioned from the Global Trends Allocation Fund, which involved changes to the Fund’s investment strategy and name, and that in April 2015 the Fund had been repositioned from the Global Markets Navigator Fund, which involved changes to the Fund’s investment objective, investment strategy, and benchmark. The Trustees further observed that the Trend Driven Allocation Fund had experienced certain portfolio management changes in 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Core Fixed Income Fund	Trend Driven Allocation Fund

First $1 billion	0.40%	0.79%

Next $1 billion	0.36	0.71

Next $3 billion	0.34	0.68

Next $3 billion	0.33	0.66

42

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Core Fixed Income Fund	Trend Driven Allocation Fund

Over $8 billion	0.32%	0.65%

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to thes Trend Driven Allocation Fund) and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the Trend Driven Allocation Fund (and fees earned by the Investment Adviser for managing the fund in which the Trend Driven Allocation Fund’s cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Trend Driven Allocation Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the

43

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

44

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282 © 2025 Goldman Sachs. All rights reserved. VITFISAR-25

Goldman Sachs Variable Insurance Trust Goldman Sachs International Equity Insights Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Growth Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Equity Insights Fund Goldman Sachs Strategic Growth Fund Goldman Sachs U.S. Equity Insights Fund Semi-Annual Financial Statements June 30, 2025

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%

Australia – 7.2%
24,551	ANZ Group Holdings Ltd. (Banks)	$470,809
4,785	Aristocrat Leisure Ltd. (Consumer Services)	205,012
53,528	BHP Group Ltd. (Materials)	1,287,756
7,409	Commonwealth Bank of Australia (Banks)	901,737
30,129	Computershare Ltd. (Commercial & Professional Services)	790,407
19,997	Evolution Mining Ltd. (Materials)	104,110
97,688	Glencore PLC (Materials)*	380,655
285	Macquarie Group Ltd. (Financial Services)	42,866
21,045	National Australia Bank Ltd. (Banks)	545,440
43,323	Northern Star Resources Ltd. (Materials)	535,132
2,904	Pro Medicus Ltd. (Health Care Equipment & Services)	543,439
107,292	Qantas Airways Ltd. (Transportation)	757,972
656	REA Group Ltd. (Media & Entertainment)	103,884
42,288	Suncorp Group Ltd. (Insurance)	602,674
296,292	Telstra Group Ltd. (Telecommunication Services)	944,764
7,312	Westpac Banking Corp. (Banks)	162,959

		8,379,616

Austria – 0.1%
865	BAWAG Group AG (Banks)*(a)	110,618

Belgium – 0.2%
361	Deme Group NV (Capital Goods)	54,948
2,027	KBC Ancora (Banks)	139,540

		194,488

Brazil – 0.1%
1,903	Yara International ASA (Materials)	70,226

China – 1.4%
110,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	132,901
21,648	Prosus NV (Consumer Discretionary Distribution & Retail)*	1,214,594
142,900	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	249,375

		1,596,870

Denmark – 2.4%
2,690	Cementir Holding NV (Materials)	47,010
2,008	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	416,998

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
24,276	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$1,682,182
840	Pandora A/S (Consumer Durables & Apparel)	148,004
2,191	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(a)	29,079
254	Sydbank AS (Banks)	18,840
27,465	Vestas Wind Systems A/S (Capital Goods)	412,551

		2,754,664

Finland – 1.9%
109,761	Nokia OYJ (Technology Hardware & Equipment)	569,509
81,927	Nordea Bank Abp (Banks)	1,215,610
4,377	Sampo OYJ, Class A (Insurance)	47,108
17,770	Wartsila OYJ Abp (Capital Goods)	419,983

		2,252,210

France – 10.6%
8,035	Air Liquide SA (Materials)	1,656,827
1,082	Airbus SE (Capital Goods)	226,355
30,726	AXA SA (Insurance)	1,508,802
462	Capgemini SE (Software & Services)	79,111
1,275	Cie de Saint-Gobain SA (Capital Goods)	149,781
25,757	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	958,012
5,178	Covivio SA REIT (Equity Real Estate Investment Trusts (REITs))	328,307
10,543	Danone SA (Food, Beverage & Tobacco)	862,664
1,961	Dassault Aviation SA (Capital Goods)	693,355
9,728	Dassault Systemes (Software & Services)	352,559
442	Eiffage SA (Capital Goods)	62,107
45,781	Engie SA (Utilities)	1,075,982
263	Gaztransport Et Technigaz SA (Energy)	52,028
7,029	Legrand SA (Capital Goods)	942,087
1,103	Quadient SA (Technology Hardware & Equipment)	20,676
5,670	Safran SA (Capital Goods)	1,849,125
305	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	72,975
3,098	Thales SA (Capital Goods)	914,761
4,122	TotalEnergies SE (Energy)	251,948
6,662	Valeo SE (Automobiles & Components)	73,128
1,606	Vinci SA (Capital Goods)	236,838

		12,367,428

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Georgia – 0.1%
1,088	TBC Bank Group PLC (Banks)	$69,320

Germany – 11.1%
3,715	Allianz SE (Insurance)	1,507,672
6,518	BASF SE (Materials)	322,377
8,503	Continental AG (Automobiles & Components)	742,123
21,510	Deutsche Bank AG (Financial Services)	637,674
1,314	Deutsche Boerse AG (Financial Services)	429,270
7,519	Deutsche Post AG (Transportation)	348,279
33,746	E.ON SE (Utilities)	621,792
3,532	Fresenius Medical Care AG (Health Care Equipment & Services)	202,932
11,829	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	595,269
1,690	FUCHS SE (Materials)	70,193
1,322	GEA Group AG (Capital Goods)	92,672
2,299	Hannover Rueck SE (Insurance)	724,446
6,131	Henkel AG & Co. KGaA (Household & Personal Products)	444,653
17,043	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	727,260
3,922	Knorr-Bremse AG (Capital Goods)	380,422
1,832	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	1,189,581
225	Rheinmetall AG (Capital Goods)	476,483
5,327	SAP SE (Software & Services)	1,628,888
1,398	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)	290,870
4,356	Scout24 SE (Media & Entertainment)(a)	601,341
137	Siemens AG (Capital Goods)	35,190
5,487	Siemens Energy AG (Capital Goods)*	641,326
2,064	Siemens Healthineers AG (Health Care Equipment & Services)(a)	114,582
862	Symrise AG (Materials)	90,393

		12,915,688

Hong Kong – 2.1%
52,200	AIA Group Ltd. (Insurance)	472,851
11,300	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	607,788

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
34,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	$200,219
22,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	259,269
225,000	Swire Pacific Ltd., Class B (Capital Goods)	318,932
46,200	Swire Properties Ltd. (Real Estate Management & Development)	115,483
530,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	510,810

		2,485,352

Italy – 2.9%
23,895	A2A SpA (Utilities)	64,362
19,814	Banca Mediolanum SpA (Financial Services)	341,459
9,384	Banca Monte dei Paschi di Siena SpA (Banks)	79,591
17,468	Banco BPM SpA (Banks)	203,896
3,859	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	201,604
48,172	Enel SpA (Utilities)	457,186
4,054	FinecoBank Banca Fineco SpA (Banks)	89,932
8,889	Hera SpA (Utilities)	42,937
139,020	Intesa Sanpaolo SpA (Banks)	800,813
1,785	Leonardo SpA (Capital Goods)	100,722
771	Prysmian SpA (Capital Goods)	54,586
9,564	RAI Way SpA (Telecommunication Services)(a)	68,497
29,840	Saipem SpA (Energy)	81,577
276,108	Telecom Italia SpA (Telecommunication Services)*	136,429
9,598	UniCredit SpA (Banks)	643,867

		3,367,458

Ivory Coast (Cote D’Ivoire) – 0.0%
1,050	Endeavour Mining PLC (Materials)	32,255

Japan – 22.0%
5,000	Advantest Corp. (Semiconductors & Semiconductor Equipment)	370,655
6,500	Aichi Corp. (Capital Goods)	60,957
4,700	Aisin Corp. (Automobiles & Components)	60,124
39,400	Asia Pile Holdings Corp. (Materials)	266,556
54,300	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	531,649
36,700	Avex, Inc. (Media & Entertainment)	323,975
1,000	Base Co. Ltd. (Software & Services)	23,910

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
6,900	Broadleaf Co. Ltd. (Software & Services)	$34,978
17,800	Central Japan Railway Co. (Transportation)	397,912
3,000	Chubu Steel Plate Co. Ltd. (Materials)	43,992
9,100	Chudenko Corp. (Capital Goods)	209,770
17,200	Computer Engineering & Consulting Ltd. (Software & Services)	261,242
4,800	Cresco Ltd. (Software & Services)	57,766
6,400	Curves Holdings Co. Ltd. (Consumer Services)	30,736
73,100	Dai-ichi Life Holdings, Inc. (Insurance)	555,751
5,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	134,375
1,400	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	48,108
99,600	Daiwa Securities Group, Inc. (Financial Services)	707,362
2,700	Denso Corp. (Automobiles & Components)	36,437
2,600	EDION Corp. (Consumer Discretionary Distribution & Retail)	38,060
53,800	EXEO Group, Inc. (Capital Goods)	684,892
2,000	FALCO HOLDINGS Co. Ltd. (Health Care Equipment & Services)	31,542
4,700	Fuji Electric Co. Ltd. (Capital Goods)	216,444
9,800	Fujitsu Ltd. (Software & Services)	237,742
7,700	Furyu Corp. (Consumer Durables & Apparel)	54,029
27,100	GREE Holdings, Inc. (Media & Entertainment)	97,925
21,200	Heiwa Corp. (Consumer Services)	309,085
600	Heiwado Co. Ltd. (Consumer Staples Distribution & Retail)	11,781
29,400	Hitachi Ltd. (Capital Goods)	854,492
2,300	Hochiki Corp. (Technology Hardware & Equipment)	49,722
9,700	Hokuriku Electric Power Co. (Utilities)	48,490
3,700	Hoya Corp. (Health Care Equipment & Services)	439,420
4,500	Innotech Corp. (Technology Hardware & Equipment)	44,147
7,200	Inter Action Corp. (Semiconductors & Semiconductor Equipment)	68,550

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
17,600	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	$267,984
2,400	Isuzu Motors Ltd. (Automobiles & Components)	30,403
6,600	Iyogin Holdings, Inc. (Banks)	72,316
78,700	Japan Post Holdings Co. Ltd. (Insurance)	728,937
35,200	KDDI Corp. (Telecommunication Services)	604,405
1,000	Keyence Corp. (Technology Hardware & Equipment)	399,828
22,200	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	311,103
3,400	Life Corp. (Consumer Staples Distribution & Retail)	52,149
3,300	Lion Corp. (Household & Personal Products)	34,120
7,600	Mitsubishi Chemical Group Corp. (Materials)	39,946
34,300	Mitsubishi Corp. (Capital Goods)	685,379
28,800	Mitsubishi Electric Corp. (Capital Goods)	619,458
53,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	730,761
2,900	MIXI, Inc. (Media & Entertainment)	70,015
5,000	Mizuho Financial Group, Inc. (Banks)	138,800
6,500	Modec, Inc. (Energy)	278,609
25,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	574,539
18,600	NEC Corp. (Software & Services)	542,656
6,400	NGK Insulators Ltd. (Capital Goods)	80,330
33	Nippon Building Fund, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	30,471
28,000	Nippon Signal Co. Ltd. (Technology Hardware & Equipment)	209,111
4,900	Nippon Steel Corp. (Materials)	92,668
330,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	353,662
5,100	Nippon Yusen KK (Transportation)	183,472
700	Nissei ASB Machine Co. Ltd. (Capital Goods)	28,437
3,600	NOK Corp. (Automobiles & Components)	53,114
103,200	Nomura Holdings, Inc. (Financial Services)	680,057
18,900	Obayashi Corp. (Capital Goods)	286,369
3,500	Oita Bank Ltd. (The) (Banks)	97,044
4,300	Okamura Corp. (Commercial & Professional Services)	66,212

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
5,100	Oracle Corp. Japan (Software & Services)	$607,872
12,600	ORIX Corp. (Financial Services)	284,340
700	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	34,705
1,400	Pan Pacific International Holdings Corp. (Consumer Discretionary Distribution & Retail)	48,153
4,500	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	80,078
3,000	PCA Corp. (Software & Services)	37,482
5,800	PIA Corp. (Consumer Services)*	118,469
13,900	PS Construction Co. Ltd. (Capital Goods)	166,719
6,200	Rakuten Group, Inc. (Consumer Discretionary Distribution & Retail)*	34,163
2,900	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	170,539
1,600	RS Technologies Co. Ltd. (Semiconductors & Semiconductor Equipment)	35,146
2,900	Sakai Chemical Industry Co. Ltd. (Materials)	53,567
6,900	Sanrio Co. Ltd. (Consumer Discretionary Distribution & Retail)	333,654
2,700	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	34,344
5,900	SBI Holdings, Inc. (Financial Services)	205,586
900	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	73,180
600	SCSK Corp. (Software & Services)	18,077
3,200	Shimizu Corp. (Capital Goods)	35,743
16,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	300,638
2,100	Socionext, Inc. (Semiconductors & Semiconductor Equipment)	40,232
1,400	SoftBank Group Corp. (Telecommunication Services)	101,788
6,700	Solasto Corp. (Health Care Equipment & Services)	19,373
7,600	Sompo Holdings, Inc. (Insurance)	229,024
4,300	Sony Group Corp. (Consumer Durables & Apparel)	111,801

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
42,200	Sumitomo Electric Industries Ltd. (Automobiles & Components)	$904,912
10,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	259,364
16,100	Sumitomo Mitsui Trust Group, Inc. (Banks)	428,219
5,400	Suzuki Motor Corp. (Automobiles & Components)	65,104
1,300	Taiheiyo Cement Corp. (Materials)	32,255
16,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	503,230
15,100	Tanseisha Co. Ltd. (Commercial & Professional Services)	139,131
5,900	Toa Corp. (Capital Goods)	61,821
3,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	727,736
4,800	Tokyo Tekko Co. Ltd. (Materials)	180,735
14,100	Tosho Co. Ltd. (Consumer Services)	59,148
1,200	TOTO Ltd. (Capital Goods)	30,217
6,600	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	136,958
1,400	Toyo Kanetsu KK (Energy)	38,458
90,700	Toyota Motor Corp. (Automobiles & Components)	1,562,125
5,000	TRE Holdings Corp. (Commercial & Professional Services)	47,380
12,900	Tsugami Corp. (Capital Goods)	165,973
5,000	Tsukishima Holdings Co. Ltd. (Capital Goods)	73,815
7,700	Tsuruha Holdings, Inc. (Consumer Staples Distribution & Retail)	601,042
2,600	Wellneo Sugar Co. Ltd. (Food, Beverage & Tobacco)	40,682
3,700	Yahagi Construction Co. Ltd. (Capital Goods)	43,670
24,200	Yamaha Motor Co. Ltd. (Automobiles & Components)	181,090
6,200	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	114,744
12,900	Yokogawa Electric Corp. (Technology Hardware & Equipment)	344,609

		25,602,022

Luxembourg – 0.3%
4,319	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	307,795

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Netherlands – 3.9%
9,082	Aegon Ltd. (Insurance)	$65,815
2,751	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,204,479
1,931	Euronext NV (Financial Services)(a)	330,861
8,115	Heineken Holding NV (Food, Beverage & Tobacco)	605,539
37,682	ING Groep NV (Banks)	825,903
2,513	Wolters Kluwer NV (Commercial & Professional Services)	420,269

		4,452,866

New Zealand – 0.1%
4,522	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	99,325
478	Xero Ltd. (Software & Services)*	56,561

		155,886

Norway – 1.4%
38,354	DNB Bank ASA (Banks)	1,060,664
6,315	Kongsberg Gruppen ASA (Capital Goods)	244,877
2,706	Mowi ASA (Food, Beverage & Tobacco)	52,262
22,084	Orkla ASA (Food, Beverage & Tobacco)	240,528

		1,598,331

Singapore – 1.7%
15,400	CapitaLand Ascendas REIT REIT (Equity Real Estate Investment Trusts (REITs))	32,496
53,600	Singapore Exchange Ltd. (Financial Services)	627,614
40,800	Singapore Technologies Engineering Ltd. (Capital Goods)	250,173
186,100	Singapore Telecommunications Ltd. (Telecommunication Services)	561,052
6,522	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	199,978
8,500	United Overseas Bank Ltd. (Banks)	240,582

		1,911,895

Spain – 0.3%
11,840	Banco Bilbao Vizcaya Argentaria SA (Banks)	182,316
459	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	23,944

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
50,284	Prosegur Cia de Seguridad SA (Commercial & Professional Services)	$172,820

		379,080

Sweden – 2.9%
5,920	AcadeMedia AB (Consumer Services)(a)	52,227
1,668	Alfa Laval AB (Capital Goods)	70,254
20,403	Atlas Copco AB, Class B (Capital Goods)	290,387
7,363	Boliden AB (Materials)*	230,090
4,562	Epiroc AB, Class B (Capital Goods)	87,465
3,167	Evolution AB (Consumer Services)(a)	251,533
2,197	Hemnet Group AB (Media & Entertainment)	64,506
4,807	Investor AB, Class B (Financial Services)	142,448
836	Saab AB, Class B (Capital Goods)	46,743
5,834	Sectra AB, Class B (Health Care Equipment & Services)*	216,266
15,416	SSAB AB, Class A (Materials)	92,772
26,199	Svenska Handelsbanken AB, Class A (Banks)	350,734
29,240	Swedbank AB, Class A (Banks)	774,460
86,358	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	737,957

		3,407,842

Switzerland – 5.1%
17,746	ABB Ltd. (Capital Goods)	1,063,497
5,212	Cie Financiere Richemont SA (Consumer Durables & Apparel)	986,282
1,327	DSM-Firmenich AG (Materials)	141,173
1,698	Kuehne + Nagel International AG (Transportation)	367,690
810	Schindler Holding AG (Capital Goods)	294,262
1,990	Schindler Holding AG Participation Certificates (Capital Goods)	741,017
625	SGS SA (Commercial & Professional Services)	63,460
1,582	Sika AG (Materials)	430,437
606	Sonova Holding AG (Health Care Equipment & Services)	180,724
276	TX Group AG (Media & Entertainment)	72,293
47,445	UBS Group AG (Financial Services)	1,610,842

		5,951,677

United Kingdom – 11.4%
5,229	3i Group PLC (Financial Services)	295,921
1,404	Admiral Group PLC (Insurance)	63,049

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
4,276	Associated British Foods PLC (Food, Beverage & Tobacco)	$120,816
23,144	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,617,303
31,706	Aviva PLC (Insurance)	269,556
9,610	Babcock International Group PLC (Capital Goods)	151,357
35,218	BAE Systems PLC (Capital Goods)	914,009
36,013	Beazley PLC (Insurance)	462,408
8,737	Entain PLC (Consumer Services)	108,213
10,877	Halma PLC (Technology Hardware & Equipment)	478,089
4,922	Hiscox Ltd. (Insurance)	84,957
99,361	HSBC Holdings PLC (Banks)	1,201,890
28,047	Imperial Brands PLC (Food, Beverage & Tobacco)	1,108,142
2,581	Keller Group PLC (Capital Goods)	51,924
18,313	Lancashire Holdings Ltd. (Insurance)	144,540
397,625	Lloyds Banking Group PLC (Banks)	418,110
9,299	M&G PLC (Financial Services)	32,869
42,706	National Grid PLC (Utilities)	626,867
118,353	NatWest Group PLC (Banks)	831,188
3,362	Next PLC (Consumer Discretionary Distribution & Retail)	574,210
13,541	Playtech PLC (Consumer Services)	69,887
21,586	RELX PLC (Commercial & Professional Services)	1,169,912
47,108	Rolls-Royce Holdings PLC (Capital Goods)	624,306
1,675	Smiths Group PLC (Capital Goods)	51,664
12,428	SSE PLC (Utilities)	312,939
197,897	Tesco PLC (Consumer Staples Distribution & Retail)	1,091,110
40,890	Vodafone Group PLC ADR (Telecommunication Services)	435,888

		13,311,124

United States – 8.6%
8,497	Amrize Ltd. (Materials)*	423,859
14,596	BP PLC ADR (Energy)	436,858
3,147	Carnival PLC ADR (Consumer Services)*	80,280
19,105	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	733,632
8,497	Holcim AG (Materials)*	630,980
23,544	Nestle SA (Food, Beverage & Tobacco)	2,340,895
15,855	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,924,434

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
2,305	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$752,398
8,719	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	844,119
3,473	Schneider Electric SE (Capital Goods)	932,449
24,674	Shell PLC (Energy)	866,539

		9,966,443

TOTAL COMMON STOCKS (Cost $94,706,045)		113,641,154

Shares	Description	Rate	Value

Preferred Stock – 0.3%

Germany – 0.3%
1,301	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)
(Cost $317,407)		0.34%	331,362

TOTAL INVESTMENTS – 98.1% (Cost $95,023,452)			$113,972,516

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			2,214,775

NET ASSETS – 100.0%			$116,187,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

% of
Market
Sector Name	Value

Financials	25.7%
Industrials	20.7
Health Care	11.6
Information Technology	10.0
Consumer Discretionary	8.6
Consumer Staples	7.6
Materials	6.4
Communication Services	3.9
Utilities	2.9
Energy	1.8
Real Estate	0.8

TOTAL INVESTMENTS	100.0%

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	10	09/19/25	$627,494	$4,502
FTSE 100 Index	2	09/19/25	241,298	(2,006)
MSCI Singapore Index	1	07/30/25	32,344	979
SPI 200 Index	1	09/18/25	140,466	365
TOPIX Index	2	09/11/25	396,583	9,905
Total Futures Contracts				$13,745

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Aerospace & Defense – 2.5%
20,723	Boeing Co. (The)*	$4,342,090
9,009	Woodward, Inc.	2,208,016

		6,550,106

Automobile Components – 0.7%
28,964	Aptiv PLC (Jersey)*	1,975,924

Banks – 9.3%
163,090	Bank of America Corp.	7,717,419
29,544	Citigroup, Inc.	2,514,785
37,702	JPMorgan Chase & Co.	10,930,187
41,010	Wells Fargo & Co.	3,285,721

		24,448,112

Beverages – 0.7%
26,887	Coca-Cola Co. (The)	1,902,255

Biotechnology – 0.7%
16,952	BioNTech SE ADR (Germany)*	1,804,879

Broadline Retail – 2.9%
34,434	Amazon.com, Inc.*	7,554,475

Capital Markets – 5.1%
4,465	Blackrock, Inc.	4,684,902
35,834	Morgan Stanley	5,047,577
43,043	Nasdaq, Inc.	3,848,905

		13,581,384

Chemicals – 2.8%
14,834	Air Products and Chemicals, Inc.	4,184,078
9,562	Sherwin-Williams Co. (The)	3,283,208

		7,467,286

Communications Equipment – 1.0%
6,318	Motorola Solutions, Inc.	2,656,466

Construction Materials – 0.9%
4,115	Martin Marietta Materials, Inc.	2,258,970

Consumer Finance – 2.7%
7,583	American Express Co.	2,418,825
21,522	Capital One Financial Corp.	4,579,021

		6,997,846

Consumer Staples Distribution & Retail – 2.9%
78,342	Walmart, Inc.	7,660,281

Containers & Packaging – 1.1%
64,876	International Paper Co.	3,038,143

Electric Utilities – 3.6%
54,638	Exelon Corp.	2,372,382
56,907	NextEra Energy, Inc.	3,950,484
96,212	PPL Corp.	3,260,625

		9,583,491

Electrical Equipment – 4.6%
15,598	Eaton Corp. PLC	5,568,330
5,693	GE Vernova, Inc.	3,012,451
10,745	Rockwell Automation, Inc.	3,569,167

		12,149,948

Entertainment – 1.6%
33,222	Walt Disney Co. (The)	4,119,860

Shares	Description	Value

Common Stocks – (continued)

Financial Services – 3.1%
11,522	Berkshire Hathaway, Inc., Class B*	5,597,042
15,312	Fiserv, Inc.*	2,639,942

		8,236,984

Ground Transportation – 1.3%
20,712	Old Dominion Freight Line, Inc.	3,361,558

Health Care Equipment & Supplies – 3.6%
37,296	Abbott Laboratories	5,072,629
40,134	Boston Scientific Corp.*	4,310,793

		9,383,422

Health Care Providers & Services – 2.7%
22,543	UnitedHealth Group, Inc.	7,032,740

Hotels, Restaurants & Leisure – 2.0%
32,856	Chipotle Mexican Grill, Inc.*	1,844,864
38,854	Starbucks Corp.	3,560,192

		5,405,056

Household Products – 2.1%
35,539	Procter & Gamble Co. (The)	5,662,074

Industrial Conglomerates – 3.7%
31,154	3M Co.	4,742,885
21,442	Honeywell International, Inc.	4,993,413

		9,736,298

Industrial REITs – 1.9%
46,490	Prologis, Inc. REIT	4,887,029

Insurance – 3.1%
19,061	Marsh & McLennan Cos., Inc.	4,167,497
14,794	Travelers Cos., Inc. (The)	3,957,987

		8,125,484

Interactive Media & Services – 3.5%
18,143	Alphabet, Inc., Class A	3,197,341
8,131	Meta Platforms, Inc., Class A	6,001,410

		9,198,751

IT Services – 1.4%
12,204	Accenture PLC, Class A (Ireland)	3,647,654

Life Sciences Tools & Services – 2.5%
20,560	Danaher Corp.	4,061,422
6,367	Thermo Fisher Scientific, Inc.	2,581,564

		6,642,986

Machinery – 1.7%
11,635	Caterpillar, Inc.	4,516,823

Multi-Utilities – 1.2%
32,453	Ameren Corp.	3,116,786

Office REITs – 0.9%
36,723	BXP, Inc. REIT	2,477,701

Oil, Gas & Consumable Fuels – 5.5%
18,852	DT Midstream, Inc.	2,072,023
30,733	Expand Energy Corp.	3,593,917
82,802	Exxon Mobil Corp.	8,926,056

		14,591,996

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Personal Care Products – 1.3%
165,696	Kenvue, Inc.	3,468,017

Pharmaceuticals – 2.9%
50,056	Johnson & Johnson	7,646,054

Residential REITs – 1.0%
13,550	AvalonBay Communities, Inc.
	REIT	2,757,425

Semiconductors & Semiconductor Equipment – 4.1%
29,339	Marvell Technology, Inc.	2,270,838
25,675	Microchip Technology, Inc.	1,806,750
16,926	NVIDIA Corp.	2,674,139
19,077	Texas Instruments, Inc.	3,960,767

		10,712,494

Software – 3.3%
4,320	Cadence Design Systems, Inc.*	1,331,208
47,766	Dynatrace, Inc.*	2,637,161
17,638	Salesforce, Inc.	4,809,706

		8,778,075

Specialty Retail – 2.3%
17,831	Lowe’s Cos., Inc.	3,956,164
17,464	TJX Cos., Inc. (The)	2,156,629

		6,112,793

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services – 1.5%
16,440	T-Mobile US, Inc.	3,916,994

TOTAL COMMON STOCKS (Cost $214,381,837)		263,164,620

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,156	4.231%	3,156
(Cost $3,156)

TOTAL INVESTMENTS – 99.7% (Cost $214,384,993)		$263,167,776

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		796,628

NET ASSETS – 100.0%		$263,964,404

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Aerospace & Defense – 7.4%
2,609	Axon Enterprise, Inc.*	$2,160,095
10,630	Howmet Aerospace, Inc.	1,978,562
3,233	Woodward, Inc.	792,376

		4,931,033

Beverages – 1.3%
8,923	Coca-Cola Europacific Partners PLC (United Kingdom)	827,341

Biotechnology – 4.8%
3,815	Alnylam Pharmaceuticals, Inc.*	1,244,033
2,800	BioNTech SE ADR (Germany)*	298,116
4,940	Insmed, Inc.*	497,162
5,388	Neurocrine Biosciences, Inc.*	677,218
38,878	Roivant Sciences Ltd.*	438,155

		3,154,684

Capital Markets – 5.3%
47,384	Blue Owl Capital, Inc.	910,247
1,317	Coinbase Global, Inc., Class A*	461,595
2,672	MSCI, Inc.	1,541,049
6,358	Nasdaq, Inc.	568,533

		3,481,424

Construction & Engineering – 2.3%
3,992	Quanta Services, Inc.	1,509,295

Construction Materials – 1.7%
2,054	Martin Marietta Materials, Inc.	1,127,564

Consumer Staples Distribution & Retail – 1.7%
10,635	BJ’s Wholesale Club Holdings, Inc.*	1,146,772

Electrical Equipment – 4.9%
3,362	AMETEK, Inc.	608,388
3,095	Rockwell Automation, Inc.	1,028,066
12,701	Vertiv Holdings Co., Class A	1,630,935

		3,267,389

Entertainment – 5.4%
9,278	Live Nation Entertainment, Inc.*	1,403,576
15,890	ROBLOX Corp., Class A*	1,671,628
2,750	TKO Group Holdings, Inc.	500,362

		3,575,566

Financial Services – 4.4%
3,192	Corpay, Inc.*	1,059,169
20,518	Equitable Holdings, Inc.	1,151,060
8,522	Fidelity National Information Services, Inc.	693,776

		2,904,005

Food Products – 0.7%
9,360	Lamb Weston Holdings, Inc.	485,316

Ground Transportation – 1.5%
6,091	Old Dominion Freight Line, Inc.	988,569

Health Care Equipment & Supplies – 5.0%
2,631	Align Technology, Inc.*	498,127
4,725	Cooper Cos., Inc. (The)*	336,231
13,166	Dexcom, Inc.*	1,149,260

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
4,252	Insulet Corp.*	1,335,894

		3,319,512

Health Care Providers & Services – 3.5%
7,773	Cencora, Inc.	2,330,734

Health Care Technology – 2.0%
4,517	Veeva Systems, Inc., Class A*	1,300,806

Hotels, Restaurants & Leisure – 11.3%
6,930	Cava Group, Inc.*	583,714
1,431	Domino’s Pizza, Inc.	644,809
2,701	DoorDash, Inc., Class A*	665,824
18,715	DraftKings, Inc., Class A*	802,686
3,936	Hilton Worldwide Holdings, Inc.	1,048,314
6,597	Royal Caribbean Cruises Ltd.	2,065,785
5,302	Texas Roadhouse, Inc.	993,648
2,079	Wingstop, Inc.	700,082

		7,504,862

Household Durables – 0.8%
4,966	Lennar Corp., Class A	549,289

Independent Power and Renewable Electricity Producers – 2.9%
10,005	Vistra Corp.	1,939,069

IT Services – 3.7%
7,598	Cloudflare, Inc., Class A*	1,487,916
2,457	Gartner, Inc.*	993,169

		2,481,085

Life Sciences Tools & Services – 2.3%
4,136	Agilent Technologies, Inc.	488,089
484	Mettler-Toledo International, Inc.*	568,565
2,256	West Pharmaceutical Services, Inc.	493,613

		1,550,267

Machinery – 0.5%
2,178	ITT, Inc.	341,576

Oil, Gas & Consumable Fuels – 3.4%
2,736	Cheniere Energy, Inc.	666,270
8,992	DT Midstream, Inc.	988,311
4,818	Expand Energy Corp.	563,417

		2,217,998

Personal Care Products – 1.0%
5,177	elf Beauty, Inc.*	644,226

Professional Services – 1.3%
8,101	Booz Allen Hamilton Holding Corp.	843,557

Semiconductors & Semiconductor Equipment – 2.3%
6,003	Entegris, Inc.	484,142
7,737	Marvell Technology, Inc.	598,844
6,121	Microchip Technology, Inc.	430,735

		1,513,721

Software – 13.0%
2,758	Atlassian Corp., Class A*	560,122
12,091	Datadog, Inc., Class A*	1,624,184
12,565	Dynatrace, Inc.*	693,714

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
838	Fair Isaac Corp.*	1,531,830
1,804	HubSpot, Inc.*	1,004,160
1,599	Monday.com Ltd.*	502,854
1,775	Tyler Technologies, Inc.*	1,052,291
9,272	Varonis Systems, Inc.*	470,554
3,770	Zscaler, Inc.*	1,183,554

		8,623,263

Specialty Retail – 1.6%
280	AutoZone, Inc.*	1,039,424

Trading Companies & Distributors – 3.1%
33,303	Fastenal Co.	1,398,726
893	United Rentals, Inc.	672,786

		2,071,512

TOTAL COMMON STOCKS (Cost $51,928,663)		65,669,859

Shares	Dividend Rate	Value

Investment Company – 2.6%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,698,723	4.231%	1,698,723
(Cost $1,698,723)

TOTAL INVESTMENTS – 101.7% (Cost $53,627,386)		$67,368,582

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(1,141,474)

NET ASSETS – 100.0%		$66,227,108

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%

Aerospace & Defense – 2.2%
25,981	L3Harris Technologies, Inc.	$6,517,074
13,378	Woodward, Inc.	3,278,814

		9,795,888

Automobile Components – 0.6%
39,684	Aptiv PLC (Jersey)*	2,707,242

Banks – 6.8%
145,821	Citizens Financial Group, Inc.	6,525,490
124,970	Fifth Third Bancorp	5,140,016
148,749	First Horizon Corp.	3,153,479
258,658	Huntington Bancshares, Inc.	4,335,108
33,010	M&T Bank Corp.	6,403,610
34,951	Wintrust Financial Corp.	4,333,225

		29,890,928

Beverages – 2.4%
98,190	Coca-Cola Europacific Partners PLC (United Kingdom)	9,104,177
31,143	Molson Coors Beverage Co., Class B	1,497,667

		10,601,844

Capital Markets – 2.5%
44,582	Nasdaq, Inc.	3,986,522
44,321	Raymond James Financial, Inc.	6,797,512

		10,784,034

Chemicals – 2.6%
137,105	Chemours Co. (The)	1,569,852
33,097	LyondellBasell Industries NV, Class A	1,914,993
43,483	RPM International, Inc.	4,776,173
42,968	Westlake Corp.	3,262,560

		11,523,578

Commercial Services & Supplies – 0.6%
13,697	Waste Connections, Inc.	2,557,504

Communications Equipment – 1.0%
112,450	Juniper Networks, Inc.	4,490,129

Construction Materials – 1.8%
13,989	Martin Marietta Materials, Inc.	7,679,401

Consumer Staples Distribution & Retail – 3.1%
78,058	BJ’s Wholesale Club Holdings, Inc.*	8,416,994
56,650	Performance Food Group Co.*	4,955,176

		13,372,170

Containers & Packaging – 1.1%
103,371	International Paper Co.	4,840,864

Electric Utilities – 3.7%
46,009	Entergy Corp.	3,824,268
52,098	Exelon Corp.	2,262,095
12,051	NRG Energy, Inc.	1,935,149
196,335	PG&E Corp.	2,736,910
158,675	PPL Corp.	5,377,496

		16,135,918

Electrical Equipment – 5.1%
56,064	AMETEK, Inc.	10,145,341

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
30,068	Rockwell Automation, Inc.	$9,987,688
16,886	Vertiv Holdings Co., Class A	2,168,331

		22,301,360

Entertainment – 1.2%
28,098	TKO Group Holdings, Inc.	5,112,431

Financial Services – 3.2%
95,633	Corebridge Financial, Inc.	3,394,972
99,087	Fidelity National Information Services, Inc.	8,066,673
31,066	Global Payments, Inc.	2,486,522

		13,948,167

Food Products – 0.4%
33,596	Lamb Weston Holdings, Inc.	1,741,953

Gas Utilities – 0.4%
45,834	UGI Corp.	1,669,274

Ground Transportation – 0.6%
9,883	Saia, Inc.*	2,707,843

Health Care Equipment & Supplies – 0.9%
54,276	Cooper Cos., Inc. (The)*	3,862,280

Health Care Providers & Services – 1.6%
13,700	Cencora, Inc.	4,107,945
11,530	Humana, Inc.	2,818,854

		6,926,799

Health Care REITs – 0.5%
36,450	Ventas, Inc. REIT	2,301,818

Hotels, Restaurants & Leisure – 1.4%
30,368	Boyd Gaming Corp.	2,375,689
12,157	Royal Caribbean Cruises Ltd.	3,806,843

		6,182,532

Household Durables – 2.2%
63,522	D.R. Horton, Inc.	8,189,256
14,239	Lennar Corp., Class A	1,574,976

		9,764,232

Independent Power and Renewable Electricity Producers – 0.9%
49,480	Ormat Technologies, Inc.	4,144,445

Industrial REITs – 0.6%
153,091	Americold Realty Trust, Inc. REIT	2,545,903

Insurance – 5.3%
25,412	Allstate Corp. (The)	5,115,690
23,505	American Financial Group, Inc.	2,966,566
36,955	Arch Capital Group Ltd.	3,364,753
25,966	Globe Life, Inc.	3,227,314
40,650	Prudential Financial, Inc.	4,367,436
52,259	Unum Group	4,220,437

		23,262,196

Life Sciences Tools & Services – 1.9%
15,551	Agilent Technologies, Inc.	1,835,173
2,973	Mettler-Toledo International, Inc.*	3,492,443

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
13,833	West Pharmaceutical Services, Inc.	$3,026,660

		8,354,276

Machinery – 2.8%
13,880	IDEX Corp.	2,436,911
54,882	Ingersoll Rand, Inc.	4,565,085
17,434	ITT, Inc.	2,734,174
34,745	Stanley Black & Decker, Inc.	2,353,974

		12,090,144

Media – 0.7%
44,295	Omnicom Group, Inc.	3,186,582

Metals & Mining – 1.2%
40,242	Steel Dynamics, Inc.	5,151,378

Multi-Utilities – 4.1%
75,066	CMS Energy Corp.	5,200,573
168,172	NiSource, Inc.	6,784,058
70,911	Public Service Enterprise Group, Inc.	5,969,288

		17,953,919

Oil, Gas & Consumable Fuels – 8.4%
89,570	BKV Corp. (Thailand)*	2,160,428
19,689	Cheniere Energy, Inc.	4,794,665
68,369	Devon Energy Corp.	2,174,818
24,094	Diamondback Energy, Inc.	3,310,516
38,417	DT Midstream, Inc.	4,222,413
46,847	Expand Energy Corp.	5,478,288
44,743	Kinetik Holdings, Inc.	1,970,929
35,941	Ovintiv, Inc.	1,367,555
322,515	Permian Resources Corp.	4,392,654
55,405	Phillips 66	6,609,817

		36,482,083

Passenger Airlines – 1.3%
72,499	United Airlines Holdings, Inc.*	5,773,095

Personal Care Products – 0.9%
180,588	Kenvue, Inc.	3,779,707

Pharmaceuticals – 0.4%
54,170	Organon & Co.	524,366
33,083	Royalty Pharma PLC, Class A	1,191,980

		1,716,346

Professional Services – 0.7%
30,043	Booz Allen Hamilton Holding Corp.	3,128,378

Residential REITs – 3.3%
79,970	American Homes 4 Rent, Class A REIT	2,884,518
27,149	AvalonBay Communities, Inc. REIT	5,524,822
25,873	Camden Property Trust REIT	2,915,628
48,340	Equity LifeStyle Properties, Inc. REIT	2,981,128

		14,306,096

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – 3.1%
64,427	Marvell Technology, Inc.	$4,986,650
89,142	Microchip Technology, Inc.	6,272,923
21,562	MKS, Inc.	2,142,400

		13,401,973

Software – 3.0%
121,649	Dynatrace, Inc.*	6,716,241
20,150	Monday.com Ltd.*	6,336,772

		13,053,013

Specialized REITs – 3.7%
30,501	Digital Realty Trust, Inc. REIT	5,317,239
31,416	Extra Space Storage, Inc. REIT	4,631,975
185,286	VICI Properties, Inc. REIT	6,040,324

		15,989,538

Specialty Retail – 2.9%
720	AutoZone, Inc.*	2,672,805
13,809	Burlington Stores, Inc.*	3,212,526
20,402	Floor & Decor Holdings, Inc., Class A*	1,549,736
23,536	Ross Stores, Inc.	3,002,723
46,046	Wayfair, Inc., Class A*	2,354,792

		12,792,582

Technology Hardware, Storage & Peripherals – 1.8%
186,224	Hewlett Packard Enterprise Co.	3,808,281
4,768	Sandisk Corp.*	216,229
62,947	Western Digital Corp.	4,027,978

		8,052,488

Trading Companies & Distributors – 2.9%
141,256	Fastenal Co.	5,932,752
8,719	United Rentals, Inc.	6,568,895

		12,501,647

TOTAL COMMON STOCKS (Cost $351,686,705)		418,563,978

Shares	Dividend Rate	Value

Investment Company – 3.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
13,187,911	4.231%	13,187,911
(Cost $13,187,911)

TOTAL INVESTMENTS – 98.8% (Cost $364,874,616)		$431,751,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		5,102,951

NET ASSETS – 100.0%		$436,854,840

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Investment Abbreviations:

PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%

Aerospace & Defense – 0.8%
30,215	Archer Aviation, Inc., Class A*	$327,833
6,779	Mercury Systems, Inc.*	365,117
2,086	Moog, Inc., Class A	377,504
4,242	Park Aerospace Corp.	62,654
2,126	V2X, Inc.*	103,217

		1,236,325

Automobile Components – 0.5%
64,907	American Axle & Manufacturing Holdings, Inc.*	264,821
562	Cooper-Standard Holdings, Inc.*	12,083
5,326	Motorcar Parts of America, Inc.*	59,651
8,743	Phinia, Inc.	388,976

		725,531

Banks – 9.5%
715	1st Source Corp.	44,380
336	Amalgamated Financial Corp.	10,483
11,104	Ameris Bancorp	718,429
28,743	Associated Banc-Corp.	701,042
3,077	BancFirst Corp.	380,379
1,838	Bancorp, Inc. (The)*	104,711
3,699	Bank of Hawaii Corp.	249,793
2,786	BankUnited, Inc.	99,154
450	Business First Bancshares, Inc.	11,093
24,307	Cadence Bank	777,338
74,435	Capitol Federal Financial, Inc.	454,054
843	Carter Bankshares, Inc.*	14,618
3,166	Central Pacific Financial Corp.	88,743
1,151	Chemung Financial Corp.	55,789
3,484	Community Trust Bancorp, Inc.	184,373
24,359	CVB Financial Corp.	482,065
3,523	Dime Community Bancshares, Inc.	94,910
5,922	Equity Bancshares, Inc., Class A	241,618
925	Esquire Financial Holdings, Inc.	87,561
5,989	FB Financial Corp.	271,302
500	Fidelity D&D Bancorp, Inc.	23,000
584	First Bancorp, Inc. (The)	14,839
19,186	First Financial Bankshares, Inc.	690,312
2,862	First Internet Bancorp	76,988
10,678	First Merchants Corp.	408,967
935	Flushing Financial Corp.	11,108
4,582	Fulton Financial Corp.	82,659
12,651	Hancock Whitney Corp.	726,167
13,961	Hanmi Financial Corp.	344,558
11,085	Hilltop Holdings, Inc.	336,430
1,621	Home Bancorp, Inc.	83,935
3,269	HomeTrust Bancshares, Inc.	122,293
9,722	International Bancshares Corp.	647,096
1,321	Investar Holding Corp.	25,522
9,571	Live Oak Bancshares, Inc.	285,216
449	Metrocity Bankshares, Inc.	12,832
475	Northeast Bank	42,270
2,818	Northeast Community Bancorp, Inc.	65,504
2,169	Northrim BanCorp, Inc.	202,281
5,385	Origin Bancorp, Inc.	192,460
1,011	Park National Corp.	169,100

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
530	Plumas Bancorp	$23,564
15,407	Provident Financial Services, Inc.	270,085
7,525	Red River Bancshares, Inc.	441,718
417	Republic Bancorp, Inc., Class A	30,487
2,897	ServisFirst Bancshares, Inc.	224,546
1,919	Sierra Bancorp	56,975
773	SmartFinancial, Inc.	26,112
5,807	Southern First Bancshares, Inc.*	220,840
8,890	Southside Bancshares, Inc.	261,633
1,205	Stock Yards Bancorp, Inc.	95,171
7,810	Texas Capital Bancshares, Inc.*	620,114
6,668	Triumph Financial, Inc.*	367,473
11,526	TrustCo Bank Corp.	385,199
7,864	Trustmark Corp.	286,721
4,420	UMB Financial Corp.	464,807
21,919	United Community Banks, Inc.	652,967
16,940	WesBanco, Inc.	535,812
3,496	Westamerica BanCorp	169,346

		14,768,942

Biotechnology – 6.8%
26,440	ACADIA Pharmaceuticals, Inc.*	570,311
24,658	ADMA Biologics, Inc.*	449,022
2,164	Agios Pharmaceuticals, Inc.*	71,975
4,972	Altimmune, Inc.*	19,242
106,768	Amicus Therapeutics, Inc.*	611,781
772	Arcellx, Inc.*	50,836
4,183	Arcturus Therapeutics Holdings, Inc.*	54,421
5,228	Arcus Biosciences, Inc.*	42,556
40,747	Ardelyx, Inc.*	159,728
12,939	Arrowhead Pharmaceuticals, Inc.*	204,436
6,954	Astria Therapeutics, Inc.*	37,273
6,213	Beam Therapeutics, Inc.*	105,683
13,385	BioCryst Pharmaceuticals, Inc.*	119,930
1,906	Biohaven Ltd.*	26,894
2,043	Bridgebio Pharma, Inc.*	88,217
25,164	CareDx, Inc.*	491,705
34,616	Catalyst Pharmaceuticals, Inc.*	751,167
1,267	Celldex Therapeutics, Inc.*	25,783
8,779	Cogent Biosciences, Inc.*	63,033
3,346	CRISPR Therapeutics AG (Switzerland)*	162,749
4,465	Cullinan Therapeutics, Inc.*	33,621
4,475	Cytokinetics, Inc.*	147,854
11,134	Denali Therapeutics, Inc.*	155,765
9,376	Design Therapeutics, Inc.*	31,597
20,045	Dyne Therapeutics, Inc.*	190,828
6,690	Entrada Therapeutics, Inc.*	44,957
95,153	Erasca, Inc.*	120,844
35,537	Heron Therapeutics, Inc.*(a)	73,562
782	Janux Therapeutics, Inc.*	18,064
24,735	Keros Therapeutics, Inc.*	330,212
1,607	Krystal Biotech, Inc.*	220,898
4,101	Larimar Therapeutics, Inc.*	11,852
1,068	Madrigal Pharmaceuticals, Inc.*	323,219
26,920	MannKind Corp.*	100,681
2,956	MeiraGTx Holdings PLC*	19,273

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
24,812	Myriad Genetics, Inc.*	$131,752
11,361	Nurix Therapeutics, Inc.*	129,402
3,527	Nuvalent, Inc., Class A*	269,110
10,949	ORIC Pharmaceuticals, Inc.*	111,132
674	Protagonist Therapeutics, Inc.*	37,252
11,977	PTC Therapeutics, Inc.*	584,957
6,269	Recursion Pharmaceuticals, Inc., Class A*(a)	31,721
26,324	Relay Therapeutics, Inc.*	91,081
12,007	Replimune Group, Inc.*	111,545
2,616	Rhythm Pharmaceuticals, Inc.*	165,305
7,731	Rigel Pharmaceuticals, Inc.*	144,802
3,493	Solid Biosciences, Inc.*	17,011
5,746	Spyre Therapeutics, Inc.*	86,018
16,607	TG Therapeutics, Inc.*	597,686
4,764	Travere Therapeutics, Inc.*	70,507
16,831	Twist Bioscience Corp.*	619,212
3,384	Vaxcyte, Inc.*	110,014
33,295	Veracyte, Inc.*	899,964
5,798	Vericel Corp.*	246,705

		10,385,145

Broadline Retail – 0.1%
6,043	Groupon, Inc.*	202,138

Building Products – 0.8%
12,606	Griffon Corp.	912,296
6,399	Janus International Group, Inc.*	52,088
4,052	Tecnoglass, Inc.	313,463

		1,277,847

Capital Markets – 2.3%
58,029	BGC Group, Inc., Class A	593,637
50,169	DigitalBridge Group, Inc.	519,249
2,892	Piper Sandler Cos.	803,803
11,958	StepStone Group, Inc., Class A	663,669
10,478	Victory Capital Holdings, Inc., Class A	667,134
27,887	WisdomTree, Inc.	320,979

		3,568,471

Chemicals – 0.8%
14,935	American Vanguard Corp.*	58,545
64,987	Aspen Aerogels, Inc.*	384,723
8,899	Avient Corp.	287,527
1,306	Hawkins, Inc.	185,583
605	Ingevity Corp.*	26,069
690	Innospec, Inc.	58,022
2,354	PureCycle Technologies, Inc.*	32,250
2,533	Stepan Co.	138,251
14,439	Tronox Holdings PLC	73,206

		1,244,176

Commercial Services & Supplies – 1.1%
1,249	BrightView Holdings, Inc.*	20,796
13,805	Deluxe Corp.	219,637
63,525	Healthcare Services Group, Inc.*	954,781
387	Liquidity Services, Inc.*	9,129
18,201	Montrose Environmental Group, Inc.*	398,420
915	OPENLANE, Inc.*	22,372

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
4,056	Pitney Bowes, Inc.	$44,251

		1,669,386

Communications Equipment – 0.8%
2,140	Applied Optoelectronics, Inc.*	54,977
53,682	CommScope Holding Co., Inc.*	444,487
4,186	Harmonic, Inc.*	39,641
5,105	NETGEAR, Inc.*	148,402
19,381	NetScout Systems, Inc.*	480,843

		1,168,350

Construction & Engineering – 3.1%
3,193	IES Holdings, Inc.*	945,862
2,716	Limbach Holdings, Inc.*	380,512
19,805	Matrix Service Co.*	267,566
2,397	MYR Group, Inc.*	434,936
6,566	Orion Group Holdings, Inc.*	59,554
10,045	Primoris Services Corp.	782,907
5,161	Sterling Infrastructure, Inc.*	1,190,797
14,572	Tutor Perini Corp.*	681,678

		4,743,812

Construction Materials – 0.6%
2,057	Knife River Corp.*	167,933
8,082	United States Lime & Minerals, Inc.	806,584

		974,517

Consumer Finance – 1.5%
7,552	Encore Capital Group, Inc.*	292,338
6,129	Enova International, Inc.*	683,506
2,244	FirstCash Holdings, Inc.	303,254
9,790	OppFi, Inc.	136,962
12,335	Regional Management Corp.	360,305
6,444	Upstart Holdings, Inc.*	416,798
729	World Acceptance Corp.*	120,373

		2,313,536

Diversified Consumer Services – 2.6%
8,083	Adtalem Global Education, Inc.*	1,028,400
97,100	Coursera, Inc.*	850,596
66,005	European Wax Center, Inc., Class A*	371,608
724	Graham Holdings Co., Class B	685,027
32,618	Laureate Education, Inc.*	762,609
27,606	Mister Car Wash, Inc.*	165,912
19,419	Udemy, Inc.*	136,515
631	Universal Technical Institute, Inc.*	21,385

		4,022,052

Diversified REITs – 1.0%
2,577	Alpine Income Property Trust, Inc. REIT	37,908
24,702	American Assets Trust, Inc. REIT	487,865
27,137	Armada Hoffler Properties, Inc. REIT	186,431
58,634	Broadstone Net Lease, Inc. REIT	941,076

		1,653,280

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Diversified Telecommunication Services – 0.4%
4,722	ATN International, Inc.	$76,732
27,040	Bandwidth, Inc., Class A*	429,936
217	Cogent Communications Holdings, Inc.	10,462
334	IDT Corp., Class B	22,819

		539,949

Electric Utilities – 0.3%
5,889	Genie Energy Ltd., Class B	158,296
5,356	Oklo, Inc.*	299,883

		458,179

Electrical Equipment – 2.2%
14,569	American Superconductor Corp.*	534,537
3,203	Array Technologies, Inc.*	18,898
215	Atkore, Inc.	15,168
15,947	Bloom Energy Corp., Class A*	381,452
2,651	Enovix Corp.*	27,411
16,833	NEXTracker, Inc., Class A*	915,210
4,756	NuScale Power Corp.*(a)	188,147
19,316	Plug Power, Inc.*(a)	28,781
2,797	Powell Industries, Inc.	588,629
17,548	Shoals Technologies Group, Inc., Class A*	74,579
52,490	Sunrun, Inc.*	429,368
8,443	Thermon Group Holdings, Inc.*	237,080

		3,439,260

Electronic Equipment, Instruments & Components – 2.5%
36,488	Arlo Technologies, Inc.*	618,836
475	ePlus, Inc.*	34,248
3,412	Fabrinet (Thailand)*	1,005,448
3,465	Itron, Inc.*	456,098
13,914	Knowles Corp.*	245,165
9,061	Napco Security Technologies, Inc.	269,021
406	OSI Systems, Inc.*	91,293
17,120	Ouster, Inc.*	415,160
26,152	Powerfleet, Inc.*	112,715
4,381	Richardson Electronics Ltd.	42,277
31,914	Vishay Intertechnology, Inc.	506,794

		3,797,055

Energy Equipment & Services – 1.5%
44,060	Borr Drilling Ltd. (Mexico)*	80,630
47,325	Expro Group Holdings NV*	406,522
3,370	Helix Energy Solutions Group, Inc.*	21,029
19,194	Kodiak Gas Services, Inc.	657,778
2,393	Liberty Energy, Inc.	27,472
3,011	Natural Gas Services Group, Inc.*	77,714
5,238	Noble Corp. PLC	139,069
31,644	Oceaneering International, Inc.*	655,664
3,186	Oil States International, Inc.*	17,077
24,343	TETRA Technologies, Inc.*	81,792
457	Tidewater, Inc.*	21,081
21,970	Transocean Ltd.*	56,902

		2,242,730

Shares	Description	Value

Common Stocks – (continued)

Entertainment – 0.8%
30,846	AMC Entertainment Holdings, Inc., Class A*	$95,623
11,886	IMAX Corp.*	332,332
20,785	Madison Square Garden Entertainment Corp.*	830,776

		1,258,731

Financial Services – 3.0%
2,904	Alerus Financial Corp.	62,843
23,931	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	964,419
7,591	Burford Capital Ltd.	108,248
10,720	Enact Holdings, Inc.	398,248
13,241	Jackson Financial, Inc., Class A	1,175,668
50,236	Marqeta, Inc., Class A*	292,876
3,988	NCR Atleos Corp.*	113,778
48,445	Pagseguro Digital Ltd., Class A (Brazil)	467,010
36,087	Remitly Global, Inc.*	677,353
419	Sezzle, Inc.*	75,106
11,697	Velocity Financial, Inc.*	216,862

		4,552,411

Food Products – 0.7%
37,970	BRC, Inc., Class A*	49,741
10,191	Cal-Maine Foods, Inc.	1,015,329
727	J & J Snack Foods Corp.	82,449

		1,147,519

Gas Utilities – 0.4%
8,533	ONE Gas, Inc.	613,181

Ground Transportation – 0.1%
29,314	FTAI Infrastructure, Inc.	180,867
2,022	PAMT Corp.*	26,023

		206,890

Health Care Equipment & Supplies – 3.1%
20,197	Accuray, Inc.*	27,670
11,195	Alphatec Holdings, Inc.*	124,264
27,698	AtriCure, Inc.*	907,663
106,048	Cerus Corp.*	149,528
6,074	Delcath Systems, Inc.*	82,606
12,159	Embecta Corp.	117,821
5,514	Haemonetics Corp.*	411,400
12,160	Inogen, Inc.*	85,485
14,396	Integra LifeSciences Holdings Corp.*	176,639
8,246	iRadimed Corp.	493,028
2,053	iRhythm Technologies, Inc.*	316,080
832	LeMaitre Vascular, Inc.	69,098
9,648	LivaNova PLC*	434,353
5,800	PROCEPT BioRobotics Corp.*	334,080
10,864	Pulmonx Corp.*	28,138
5,358	QuidelOrtho Corp.*	154,418
1,456	Semler Scientific, Inc.*(a)	56,405
24,907	Tandem Diabetes Care, Inc.*	464,266
907	TransMedics Group, Inc.*	121,547
1,504	Treace Medical Concepts, Inc.*	8,843
668	UFP Technologies, Inc.*	163,099

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
4,955	Zimvie, Inc.*	$46,329

		4,772,760

Health Care Providers & Services – 2.3%
118,963	agilon health, Inc.*	273,615
47,660	Ardent Health, Inc.*	651,036
9,129	Aveanna Healthcare Holdings, Inc.*	47,745
1,963	CorVel Corp.*	201,757
20,074	Enhabit, Inc.*	193,513
14,686	Hims & Hers Health, Inc.*	732,097
15,685	Joint Corp. (The)*	181,005
84,139	LifeStance Health Group, Inc.*	434,999
1,706	National Research Corp.	28,661
164	Nutex Health, Inc.*	20,416
9,466	Pennant Group, Inc. (The)*	282,560
15,555	Privia Health Group, Inc.*	357,765
15,577	Viemed Healthcare, Inc.*	107,637

		3,512,806

Health Care REITs – 0.5%
7,578	Community Healthcare Trust, Inc. REIT	126,022
33,897	Global Medical REIT, Inc. REIT	234,906
11,981	Sabra Health Care REIT, Inc. REIT	220,930
4,694	Universal Health Realty Income Trust REIT	187,619

		769,477

Health Care Technology – 1.0%
16,692	Health Catalyst, Inc.*	62,929
17,894	Phreesia, Inc.*	509,263
23,442	Waystar Holding Corp.*	958,075

		1,530,267

Hotel & Resort REITs – 1.2%
48,726	Apple Hospitality REIT, Inc. REIT	568,632
49,182	Chatham Lodging Trust REIT	342,799
90,152	RLJ Lodging Trust REIT	656,307
95,655	Service Properties Trust REIT	228,615
1,987	Summit Hotel Properties, Inc. REIT	10,114
1,875	Xenia Hotels & Resorts, Inc. REIT	23,569

		1,830,036

Hotels, Restaurants & Leisure – 1.9%
1,582	Brinker International, Inc.*	285,282
5,331	Dine Brands Global, Inc.	129,703
1,111	Hilton Grand Vacations, Inc.*	46,140
49,445	International Game Technology PLC	781,725
1,821	Lindblad Expeditions Holdings, Inc.*	21,251
24,573	Portillo’s, Inc., Class A*	286,767
3,276	RCI Hospitality Holdings, Inc.	124,881
17,582	Red Rock Resorts, Inc., Class A	914,792
1,681	Shake Shack, Inc., Class A*	236,349

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
6,064	Sweetgreen, Inc., Class A*	$90,232

		2,917,122

Household Durables – 0.8%
10,352	Beazer Homes USA, Inc.*	231,574
5,146	Green Brick Partners, Inc.*	323,580
7,218	LGI Homes, Inc.*	371,871
1,196	M/I Homes, Inc.*	134,096
2,042	Meritage Homes Corp.	136,753

		1,197,874

Household Products – 0.4%
31,558	Energizer Holdings, Inc.	636,209

Independent Power and Renewable Electricity Producers – 0.6%
10,700	Ormat Technologies, Inc.	896,232

Industrial REITs – 0.6%
112,294	LXP Industrial Trust REIT	927,548

Insurance – 2.0%
2,768	Ambac Financial Group, Inc.*	19,653
13,015	AMERISAFE, Inc.	569,146
462	Enstar Group Ltd.*	155,398
39,946	Fidelis Insurance Holdings Ltd. (United Kingdom)	662,305
6,374	Lemonade, Inc.*	279,245
4,225	Oscar Health, Inc., Class A*	90,584
762	Palomar Holdings, Inc.*	117,538
195	Root, Inc., Class A*	24,954
4,282	Selective Insurance Group, Inc.	371,035
1,428	Stewart Information Services Corp.	92,963
5,797	Trupanion, Inc.*	320,864
11,120	Universal Insurance Holdings, Inc.	308,358

		3,012,043

Interactive Media & Services – 0.5%
11,319	Grindr, Inc. (Singapore)*	256,941
10,415	QuinStreet, Inc.*	167,682
104,933	Vimeo, Inc.*	423,929

		848,552

IT Services – 0.7%
3,403	Applied Digital Corp.*	34,268
2,293	Backblaze, Inc., Class A*	12,611
4,226	BigBear.ai Holdings, Inc.*	28,695
16,967	BigCommerce Holdings, Inc., Series 1*	84,835
19,146	DigitalOcean Holdings, Inc.*	546,810
59,269	Fastly, Inc., Class A*	418,439

		1,125,658

Leisure Products – 1.2%
4,862	Acushnet Holdings Corp.	354,051
6,892	Latham Group, Inc.*	43,971
4,642	MasterCraft Boat Holdings, Inc.*	86,248
126,677	Peloton Interactive, Inc., Class A*	879,139
40,196	Smith & Wesson Brands, Inc.	348,901

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – (continued)
12,025	Topgolf Callaway Brands Corp.*	$96,801

		1,809,111

Life Sciences Tools & Services – 0.9%
58,386	Adaptive Biotechnologies Corp.*	680,197
10,090	Alpha Teknova, Inc.*	49,542
4,279	BioLife Solutions, Inc.*	92,170
4,720	CryoPort, Inc.*	35,211
55,928	Cytek Biosciences, Inc.*	190,155
3,144	Mesa Laboratories, Inc.	296,228
12,209	Personalis, Inc.*	80,091

		1,423,594

Machinery – 2.4%
577	Alamo Group, Inc.	126,005
678	Astec Industries, Inc.	28,266
2,290	Chart Industries, Inc.*	377,048
2,596	ESCO Technologies, Inc.	498,095
6,953	Federal Signal Corp.	739,938
6,430	Gencor Industries, Inc.*	90,020
1,192	Gorman-Rupp Co. (The)	43,770
11,908	Helios Technologies, Inc.	397,370
7,658	Hillenbrand, Inc.	153,696
16,132	Kennametal, Inc.	370,391
4,704	Manitowoc Co., Inc. (The)*	56,542
11,750	Microvast Holdings, Inc.*	42,653
8,715	Miller Industries, Inc.	387,469
2,618	Omega Flex, Inc.	84,771
833	Park-Ohio Holdings Corp.	14,877
2,660	Shyft Group, Inc. (The)	33,356
888	SPX Technologies, Inc.*	148,900
1,213	Worthington Enterprises, Inc.	77,195

		3,670,362

Marine Transportation – 0.5%
28,879	Costamare, Inc. (Monaco)	263,088
7,825	Genco Shipping & Trading Ltd.	102,273
7,634	Pangaea Logistics Solutions Ltd.	35,880
106,017	Safe Bulkers, Inc. (Monaco)	382,721

		783,962

Media – 0.5%
14,049	AMC Networks, Inc., Class A*	88,087
614	Cable One, Inc.	83,387
50,042	Entravision Communications Corp., Class A	116,098
27,024	Gannett Co., Inc.*	96,746
70,800	Gray Media, Inc.	320,724
5,331	Thryv Holdings, Inc.*	64,825

		769,867

Metals & Mining – 0.7%
34,147	Coeur Mining, Inc.*	302,543
2,923	Constellium SE*	38,876
45,646	Hecla Mining Co.	273,420
5,356	Olympic Steel, Inc.	174,552
1,948	Ryerson Holding Corp.	42,018
22,300	United States Antimony Corp.*	48,614
10,633	Worthington Steel, Inc.	317,182

		1,197,205

Shares	Description	Value

Common Stocks – (continued)

Mortgage Real Estate Investment Trusts (REITs) – 0.7%
39,485	BrightSpire Capital, Inc. REIT	$199,399
11,924	MFA Financial, Inc. REIT	112,801
6,202	Nexpoint Real Estate Finance, Inc. REIT	85,526
30,193	Orchid Island Capital, Inc. REIT	211,653
54,338	TPG RE Finance Trust, Inc. REIT	419,489

		1,028,868

Multi-Utilities – 0.6%
15,534	Black Hills Corp.	871,457

Office REITs – 0.5%
93,984	Empire State Realty Trust, Inc., Class A REIT	760,331
16,829	Hudson Pacific Properties, Inc. REIT*	46,112

		806,443

Oil, Gas & Consumable Fuels – 3.6%
44,688	Clean Energy Fuels Corp.*	87,142
63,009	Crescent Energy Co., Class A	541,877
55,486	Diversified Energy Co. PLC	813,980
12,161	Excelerate Energy, Inc., Class A	356,560
19,831	Golar LNG Ltd. (Cameroon)	816,839
44,291	Magnolia Oil & Gas Corp., Class A	995,662
154,744	Nordic American Tankers Ltd.	406,977
1,536	PBF Energy, Inc., Class A	33,285
3,190	Peabody Energy Corp.	42,810
4,779	Sable Offshore Corp.*	105,042
14,624	Scorpio Tankers, Inc. (Monaco)	572,237
48,860	SFL Corp. Ltd. (Norway)	407,004
938	SM Energy Co.	23,178
10,502	VAALCO Energy, Inc.	37,912
14,572	Vital Energy, Inc.*	234,463

		5,474,968

Passenger Airlines – 1.0%
5,620	Allegiant Travel Co.*	308,819
1,929	Joby Aviation, Inc.*	20,351
9,711	SkyWest, Inc.*	999,942
11,799	Sun Country Airlines Holdings, Inc.*	138,638

		1,467,750

Personal Care Products – 0.2%
40,325	Herbalife Ltd.*	347,602

Pharmaceuticals – 2.9%
60,207	Amneal Pharmaceuticals, Inc.*	487,075
14,626	Amphastar Pharmaceuticals, Inc.*	335,813
9,386	ANI Pharmaceuticals, Inc.*	612,436
10,022	Atea Pharmaceuticals, Inc.*	36,079
2,916	Axsome Therapeutics, Inc.*	304,401
8,422	Collegium Pharmaceutical, Inc.*	249,039
4,015	Edgewise Therapeutics, Inc.*	52,637
6,673	Evolus, Inc.*	61,458
429	Ligand Pharmaceuticals, Inc.*	48,769

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
7,989	Phibro Animal Health Corp., Class A	$204,039
11,625	Prestige Consumer Healthcare, Inc.*	928,256
30,108	SIGA Technologies, Inc.	196,304
27,803	Supernus Pharmaceuticals, Inc.*	876,351
21,908	Xeris Biopharma Holdings, Inc.*	102,310

		4,494,967

Professional Services – 2.1%
167,478	Alight, Inc., Class A	947,925
6,601	BlackSky Technology, Inc.*	135,849
35,297	Conduent, Inc.*	93,184
12,326	Franklin Covey Co.*	281,279
5,853	IBEX Holdings Ltd.*	170,322
679	ICF International, Inc.	57,518
4,436	Korn Ferry	325,292
8,145	Legalzoom.com, Inc.*	72,572
16,867	Planet Labs PBC*	102,889
3,491	TriNet Group, Inc.	255,332
54,427	Upwork, Inc.*	731,499

		3,173,661

Real Estate Management & Development – 0.6%
12,157	Anywhere Real Estate, Inc.*	44,008
8,773	Compass, Inc., Class A*	55,094
27,524	Douglas Elliman, Inc.*	63,856
14,722	FRP Holdings, Inc.*	395,875
37,820	Kennedy-Wilson Holdings, Inc.	257,176
2,044	RE/MAX Holdings, Inc., Class A*	16,720
1,723	St Joe Co. (The)	82,187

		914,916

Residential REITs – 0.7%
20,060	NexPoint Residential Trust, Inc. REIT	668,399
31,842	Veris Residential, Inc. REIT	474,127

		1,142,526

Retail REITs – 1.2%
2,268	CBL & Associates Properties, Inc. REIT	57,585
9,735	FrontView REIT, Inc. REIT	116,820
25,012	Kite Realty Group Trust REIT	566,522
5,516	Macerich Co. (The) REIT	89,249
14,448	Phillips Edison & Co., Inc. REIT	506,113
4,097	Tanger, Inc. REIT	125,286
19,966	Whitestone REIT	249,176

		1,710,751

Semiconductors & Semiconductor Equipment – 3.2%
17,978	ACM Research, Inc., Class A*	465,630
1,426	Alpha & Omega Semiconductor Ltd.*	36,591
7,980	Ambarella, Inc.*	527,199
2,579	CEVA, Inc.*	56,686
8,257	Credo Technology Group Holding Ltd.*	764,516
3,250	Diodes, Inc.*	171,892

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
1,893	Impinj, Inc.*	$210,255
13,939	MaxLinear, Inc.*	198,073
7,254	Power Integrations, Inc.	405,499
10,567	Rigetti Computing, Inc.*(a)	125,325
13,386	Semtech Corp.*	604,244
5,360	Silicon Laboratories, Inc.*	789,850
2,838	SiTime Corp.*	604,721

		4,960,481

Software – 6.9%
15,340	Alarm.com Holdings, Inc.*	867,784
7,078	Alkami Technology, Inc.*	213,331
31,133	Asana, Inc., Class A*	420,295
2,202	AvePoint, Inc.*	42,521
6,991	BlackLine, Inc.*	395,830
25,718	C3.ai, Inc., Class A*	631,891
17,240	Cleanspark, Inc.*(a)	190,157
34,192	Clearwater Analytics Holdings, Inc., Class A*	749,831
7,605	Commvault Systems, Inc.*	1,325,780
14,930	Consensus Cloud Solutions, Inc.*	344,286
35,160	Digital Turbine, Inc.*	207,444
17,387	D-Wave Quantum, Inc. (Canada)*(a)	254,546
28,383	Freshworks, Inc., Class A*	423,190
1,578	Hut 8 Corp. (Canada)*	29,351
15,607	MARA Holdings, Inc.*	244,718
23,635	Olo, Inc., Class A*	210,351
1,586	Ooma, Inc.*	20,459
3,001	PagerDuty, Inc.*	45,855
1,004	PROS Holdings, Inc.*	15,723
2,329	Q2 Holdings, Inc.*	217,971
4,768	Red Violet, Inc.	234,586
12,629	Riot Platforms, Inc.*	142,708
28,411	Sapiens International Corp. NV (Israel)	831,022
14,350	SoundHound AI, Inc., Class A*(a)	153,975
1,537	SoundThinking, Inc.*	20,066
7,629	Sprout Social, Inc., Class A*	159,522
22,239	Varonis Systems, Inc.*	1,128,629
33,124	Verint Systems, Inc.*	651,549
5,153	Vertex, Inc., Class A*	182,081
9,344	Zeta Global Holdings Corp., Class A*	144,739

		10,500,191

Specialized REITs – 0.3%
3,314	Gladstone Land Corp. REIT	33,703
93,498	Uniti Group, Inc. REIT*	403,911

		437,614

Specialty Retail – 4.2%
30,356	American Eagle Outfitters, Inc.	292,025
430	America’s Car-Mart, Inc.*	24,097
4,902	Arko Corp.	20,735
2,029	Asbury Automotive Group, Inc.*	483,998
7,185	Beyond, Inc.*	49,433
6,051	Boot Barn Holdings, Inc.*	919,752
4,656	Buckle, Inc. (The)	211,149
4,695	Citi Trends, Inc.*	156,766

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
19,432	EVgo, Inc.*	$70,927
18,825	Haverty Furniture Cos., Inc.	383,089
22,658	Monro, Inc.	337,831
26,823	RealReal, Inc. (The)*	128,482
35,139	Revolve Group, Inc.*	704,537
12,690	Sonic Automotive, Inc., Class A	1,014,312
27,099	Stitch Fix, Inc., Class A*	100,266
41,583	Warby Parker, Inc., Class A*	911,915
677	Winmark Corp.	255,642
18,751	Zumiez, Inc.*	248,638

		6,313,594

Technology Hardware, Storage & Peripherals – 0.6%
10,901	Corsair Gaming, Inc.*	102,797
15,490	IonQ, Inc.*	665,605
2,383	Quantum Computing, Inc.*	45,682
8,028	Turtle Beach Corp.*	111,027

		925,111

Textiles, Apparel & Luxury Goods – 0.8%
12,073	Kontoor Brands, Inc.	796,456
25,069	Movado Group, Inc.	382,302

		1,178,758

Trading Companies & Distributors – 0.4%
11,798	Custom Truck One Source, Inc.*	58,282
2,360	DXP Enterprises, Inc.*	206,854
3,261	Rush Enterprises, Inc., Class A	167,974
2,997	Xometry, Inc., Class A*	101,269

		534,379

Water Utilities – 0.9%
7,746	American States Water Co.	593,808
14,366	Consolidated Water Co. Ltd.	431,267
1,234	Global Water Resources, Inc.	12,575
5,672	Middlesex Water Co.	307,309
4,374	Pure Cycle Corp.*	46,889

		1,391,848

Wireless Telecommunication Services – 0.4%
22,343	Spok Holdings, Inc.	395,024

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services – (continued)
5,018	Telephone and Data Systems, Inc.	$178,541

		573,565

TOTAL COMMON STOCKS (Cost $141,232,506)		150,089,548

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
725,644	4.231%	725,644
(Cost $725,644)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $141,958,150)		150,815,192

Securities Lending Reinvestment Vehicle – 0.7%(b)

Goldman Sachs Financial Square Government Fund – Institutional Shares
1,053,167	4.231%	1,053,167
(Cost $1,053,167)

TOTAL INVESTMENTS – 99.0% (Cost $143,011,317)		$151,868,359

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,516,780

NET ASSETS – 100.0%		$153,385,139

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	25	09/19/25	$ 2,739,625	$ 89,609

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%

Aerospace & Defense – 1.4%
24,307	General Electric Co.	$6,256,379

Automobiles – 1.8%
24,631	Tesla, Inc.*	7,824,283

Banks – 0.8%
74,244	Bank of America Corp.	3,513,226

Biotechnology – 3.5%
46,866	AbbVie, Inc.	8,699,267
8,236	Alnylam Pharmaceuticals, Inc.*	2,685,677
3,516	Argenx SE ADR (Netherlands)*	1,938,090
15,196	Neurocrine Biosciences, Inc.*	1,909,985

		15,233,019

Broadline Retail – 5.3%
105,617	Amazon.com, Inc.*	23,171,314

Capital Markets – 0.5%
3,900	S&P Global, Inc.	2,056,431

Chemicals – 1.0%
12,617	Sherwin-Williams Co. (The)	4,332,173

Commercial Services & Supplies – 0.4%
10,492	Waste Connections, Inc.	1,959,066

Construction Materials – 0.6%
5,153	Martin Marietta Materials, Inc.	2,828,791

Consumer Staples Distribution & Retail – 2.2%
9,995	Costco Wholesale Corp.	9,894,450

Electrical Equipment – 4.4%
13,271	AMETEK, Inc.	2,401,520
11,043	Eaton Corp. PLC	3,942,241
15,913	GE Vernova, Inc.	8,420,364
13,968	Rockwell Automation, Inc.	4,639,750

		19,403,875

Entertainment – 4.3%
9,863	Netflix, Inc.*	13,207,839
7,494	Spotify Technology SA*	5,750,446

		18,958,285

Financial Services – 3.0%
23,909	Mastercard, Inc., Class A	13,435,424

Ground Transportation – 0.5%
13,557	Old Dominion Freight Line, Inc.	2,200,301

Health Care Equipment & Supplies – 2.7%
16,974	Abbott Laboratories	2,308,634
41,812	Boston Scientific Corp.*	4,491,027
8,960	Intuitive Surgical, Inc.*	4,868,953

		11,668,614

Hotels, Restaurants & Leisure – 1.4%
28,155	Cava Group, Inc.*	2,371,496
15,643	DoorDash, Inc., Class A*	3,856,156

		6,227,652

Household Durables – 0.4%
15,460	Lennar Corp., Class A	1,710,031

Interactive Media & Services – 8.0%
31,563	Alphabet, Inc., Class A	5,562,348

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)
42,829	Alphabet, Inc., Class C	$7,597,436
30,087	Meta Platforms, Inc., Class A	22,206,914

		35,366,698

IT Services – 2.6%
14,913	Cloudflare, Inc., Class A*	2,920,413
37,885	Snowflake, Inc., Class A*	8,477,526

		11,397,939

Oil, Gas & Consumable Fuels – 1.5%
27,792	Cheniere Energy, Inc.	6,767,908

Pharmaceuticals – 3.2%
29,159	AstraZeneca PLC ADR (United
	Kingdom)	2,037,631
15,727	Eli Lilly & Co.	12,259,668

		14,297,299

Semiconductors & Semiconductor Equipment – 19.8%
65,964	Broadcom, Inc.	18,182,977
5,802	KLA Corp.	5,197,083
60,274	Marvell Technology, Inc.	4,665,208
17,184	Micron Technology, Inc.	2,117,928
344,278	NVIDIA Corp.	54,392,481
12,452	Texas Instruments, Inc.	2,585,284

		87,140,961

Software – 19.3%
17,733	AppLovin Corp., Class A*	6,207,969
13,307	Atlassian Corp., Class A*	2,702,519
31,434	Datadog, Inc., Class A*	4,222,529
50,184	Dynatrace, Inc.*	2,770,659
5,174	HubSpot, Inc.*	2,880,003
114,210	Microsoft Corp.	56,809,196
18,523	Salesforce, Inc.	5,051,037
39,858	Samsara, Inc., Class A*	1,585,551
9,026	Zscaler, Inc.*	2,833,622

		85,063,085

Specialty Retail – 1.0%
10,977	Lowe’s Cos., Inc.	2,435,467
13,982	Ross Stores, Inc.	1,783,823

		4,219,290

Technology Hardware, Storage & Peripherals – 9.1%
195,335	Apple, Inc.	40,076,882

TOTAL COMMON STOCKS (Cost $189,427,088)		435,003,376

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
5,929,362	4.231%	$5,929,362
(Cost $5,929,362)

TOTAL INVESTMENTS – 100.0% (Cost $195,356,450)		$440,932,738

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(32,106)

NET ASSETS – 100.0%		$440,900,632

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Aerospace & Defense – 2.1%
5,142	General Dynamics Corp.	$1,499,716
14,378	General Electric Co.	3,700,753
12,352	Howmet Aerospace, Inc.	2,299,078
950	RTX Corp.	138,719
1,598	Textron, Inc.	128,303

		7,766,569

Air Freight & Logistics – 0.9%
34,566	United Parcel Service, Inc., Class B	3,489,092

Automobiles – 1.8%
21,600	Tesla, Inc.*	6,861,456

Banks – 5.9%
27,731	Bank of America Corp.	1,312,231
49,344	Citigroup, Inc.	4,200,161
25,995	Citizens Financial Group, Inc.	1,163,276
8,149	Cullen/Frost Bankers, Inc.	1,047,473
62,701	Huntington Bancshares, Inc.	1,050,869
23,653	JPMorgan Chase & Co.	6,857,241
22,911	PNC Financial Services Group,
	Inc. (The)	4,271,069
3,681	Synovus Financial Corp.	190,492
17,655	Truist Financial Corp.	758,988
23,341	US Bancorp	1,056,180

		21,907,980

Beverages – 0.7%
35,465	Coca-Cola Co. (The)	2,509,149

Biotechnology – 2.6%
6,039	AbbVie, Inc.	1,120,959
18,212	BioMarin Pharmaceutical, Inc.*	1,001,114
15,932	Exact Sciences Corp.*	846,627
11,961	Natera, Inc.*	2,020,691
6,645	Regeneron Pharmaceuticals, Inc.	3,488,625
2,444	Vertex Pharmaceuticals, Inc.*	1,088,069

		9,566,085

Broadline Retail – 4.0%
65,078	Amazon.com, Inc.*	14,277,462
21,291	Coupang, Inc. (South Korea)*	637,878

		14,915,340

Building Products – 0.5%
24,669	Carrier Global Corp.	1,805,524

Capital Markets – 3.9%
4,944	Ameriprise Financial, Inc.	2,638,761
16,070	CME Group, Inc.	4,429,213
2,188	Coinbase Global, Inc., Class A*	766,872
71,396	Invesco Ltd.	1,125,915
34,678	Morgan Stanley	4,884,743
465	Morningstar, Inc.	145,978
667	MSCI, Inc.	384,686

		14,376,168

Chemicals – 1.4%
11,297	Linde PLC	5,300,327

Commercial Services & Supplies – 0.2%
3,546	Cintas Corp.	790,297

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – 1.1%
32,900	Arista Networks, Inc.*	$3,365,999
1,801	Motorola Solutions, Inc.	757,249

		4,123,248

Construction & Engineering – 0.7%
10,386	AECOM	1,172,164
411	Comfort Systems USA, Inc.	220,382
5,956	MasTec, Inc.*	1,015,081

		2,407,627

Construction Materials – 0.2%
3,344	Vulcan Materials Co.	872,182

Consumer Finance – 0.8%
13,640	Capital One Financial Corp.	2,902,046

Consumer Staples Distribution & Retail – 1.5%
2,422	Costco Wholesale Corp.	2,397,635
24,358	Sysco Corp.	1,844,875
15,582	Target Corp.	1,537,164

		5,779,674

Diversified Consumer Services – 0.6%
12,571	Bright Horizons Family Solutions, Inc.*	1,553,650
9,543	H&R Block, Inc.	523,815

		2,077,465

Diversified Telecommunication Services – 0.9%
80,972	Verizon Communications, Inc.	3,503,659

Electric Utilities – 1.1%
57,516	NextEra Energy, Inc.	3,992,761

Electrical Equipment – 0.9%
19,003	AMETEK, Inc.	3,438,783

Electronic Equipment, Instruments & Components – 0.5%
1,418	Jabil, Inc.	309,266
3,117	Teledyne Technologies, Inc.*	1,596,870

		1,906,136

Energy Equipment & Services – 0.1%
7,319	TechnipFMC PLC (United Kingdom)	252,066

Entertainment – 2.3%
5,481	Netflix, Inc.*	7,339,772
5,185	ROBLOX Corp., Class A*	545,462
7,588	Roku, Inc.*	666,909

		8,552,143

Financial Services – 4.6%
12,709	Affirm Holdings, Inc.*	878,700
9,261	Berkshire Hathaway, Inc., Class B*	4,498,716
4,098	Euronet Worldwide, Inc.*	415,455
5,869	Mastercard, Inc., Class A	3,298,026
22,485	Visa, Inc., Class A	7,983,299

		17,074,196

Food Products – 0.3%
31,699	Kraft Heinz Co. (The)	818,468

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
3,225	Pilgrim’s Pride Corp.	$145,061

		963,529

Ground Transportation – 0.7%
23,568	Lyft, Inc., Class A*	371,432
23,233	Uber Technologies, Inc.*	2,167,639

		2,539,071

Health Care Equipment & Supplies – 2.4%
39,427	Abbott Laboratories	5,362,466
6,471	GE HealthCare Technologies,
	Inc.	479,307
4,160	Intuitive Surgical, Inc.*	2,260,586
8,072	Medtronic PLC	703,636

		8,805,995

Health Care Providers & Services – 1.8%
19,143	CVS Health Corp.	1,320,484
1,319	Molina Healthcare, Inc.*	392,930
5,733	UnitedHealth Group, Inc.	1,788,524
17,844	Universal Health Services, Inc.,
	Class B	3,232,441

		6,734,379

Health Care REITs – 1.2%
28,647	Welltower, Inc. REIT	4,403,903

Health Care Technology – 0.5%
8,829	Doximity, Inc., Class A*	541,571
3,954	Veeva Systems, Inc., Class A*	1,138,673

		1,680,244

Hotels, Restaurants & Leisure – 1.7%
10,762	Airbnb, Inc., Class A*	1,424,243
389	Booking Holdings, Inc.	2,252,014
1,410	Darden Restaurants, Inc.	307,338
7,970	DoorDash, Inc., Class A*	1,964,685
1,966	Royal Caribbean Cruises Ltd.	615,633

		6,563,913

Household Products – 1.7%
39,131	Procter & Gamble Co. (The)	6,234,351

Insurance – 1.6%
1,932	Arthur J Gallagher & Co.	618,472
944	Erie Indemnity Co., Class A	327,370
2,952	MetLife, Inc.	237,400
5,583	Principal Financial Group, Inc.	443,457
8,144	Progressive Corp. (The)	2,173,308
8,432	Travelers Cos., Inc. (The)	2,255,897

		6,055,904

Interactive Media & Services – 7.2%
22,505	Alphabet, Inc., Class A	3,966,056
66,876	Alphabet, Inc., Class C	11,863,134
11,121	Meta Platforms, Inc., Class A	8,208,299
32,041	Pinterest, Inc., Class A*	1,148,990
9,658	Reddit, Inc., Class A*	1,454,205

		26,640,684

IT Services – 0.9%
2,663	Gartner, Inc.*	1,076,438
990	GoDaddy, Inc., Class A*	178,259

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
3,563	MongoDB, Inc.*	$748,194
9,421	Twilio, Inc., Class A*	1,171,596

		3,174,487

Leisure Products – 0.1%
23,513	Mattel, Inc.*	463,676

Life Sciences Tools & Services – 0.9%
18,680	IQVIA Holdings, Inc.*	2,943,781
487	Mettler-Toledo International, Inc.*	572,089

		3,515,870

Machinery – 0.9%
3,888	Caterpillar, Inc.	1,509,360
6,740	Otis Worldwide Corp.	667,395
1,827	Parker-Hannifin Corp.	1,276,105

		3,452,860

Media – 0.1%
10,682	News Corp., Class A	317,469

Metals & Mining – 0.4%
14,329	Southern Copper Corp. (Mexico)	1,449,665

Multi-Utilities – 0.1%
3,008	Public Service Enterprise Group, Inc.	253,213

Oil, Gas & Consumable Fuels – 2.0%
18,813	Antero Midstream Corp.	356,506
27,674	Antero Resources Corp.*	1,114,709
11,044	Chevron Corp.	1,581,391
61,712	Kinder Morgan, Inc.	1,814,333
15,193	Marathon Petroleum Corp.	2,523,709

		7,390,648

Passenger Airlines – 0.3%
19,505	Alaska Air Group, Inc.*	965,107

Pharmaceuticals – 1.9%
1,553	Eli Lilly & Co.	1,210,610
9,872	Johnson & Johnson	1,507,948
14,617	Pfizer, Inc.	354,316
25,970	Zoetis, Inc.	4,050,022

		7,122,896

Professional Services – 0.8%
1,352	Broadridge Financial Solutions, Inc.	328,577
8,698	Equifax, Inc.	2,256,000
3,293	Genpact Ltd.	144,925
5,398	Parsons Corp.*	387,414

		3,116,916

Real Estate Management & Development – 0.1%
6,881	Zillow Group, Inc., Class C*	482,014

Semiconductors & Semiconductor Equipment – 11.7%
32,711	Broadcom, Inc.	9,016,787
5,105	Enphase Energy, Inc.*	202,413
34,703	Intel Corp.	777,347
1,073	MACOM Technology Solutions Holdings, Inc.*	153,750

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
164,101	NVIDIA Corp.	$25,926,317
16,322	QUALCOMM, Inc.	2,599,442
22,782	Texas Instruments, Inc.	4,729,999

		43,406,055

Software – 9.3%
11,457	Datadog, Inc., Class A*	1,539,019
1,233	Docusign, Inc.*	96,038
6,168	Dolby Laboratories, Inc., Class A	458,036
332	Fair Isaac Corp.*	606,883
2,162	Intuit, Inc.	1,702,856
45,853	Microsoft Corp.	22,807,741
2,851	Palantir Technologies, Inc., Class A*	388,648
10,383	Palo Alto Networks, Inc.*	2,124,777
44,657	RingCentral, Inc., Class A*	1,266,026
2,875	Samsara, Inc., Class A*	114,367
1,263	ServiceNow, Inc.*	1,298,465
9,035	Workday, Inc., Class A*	2,168,400

		34,571,256

Specialized REITs – 2.2%
4,676	Digital Realty Trust, Inc. REIT	815,167
2,176	Equinix, Inc. REIT	1,730,943
8,905	Extra Space Storage, Inc. REIT	1,312,953
1,755	Iron Mountain, Inc. REIT	180,010
10,130	Lamar Advertising Co., Class A REIT	1,229,377
10,159	Public Storage REIT	2,980,854

		8,249,304

Specialty Retail – 0.9%
602	Carvana Co.*	202,850
3,781	Chewy, Inc., Class A*	161,146
11,509	Gap, Inc. (The)	251,011
5,612	Home Depot, Inc. (The)	2,057,584
2,137	Lithia Motors, Inc.	721,922

		3,394,513

Technology Hardware, Storage & Peripherals – 6.7%
121,025	Apple, Inc.	24,830,699

Textiles, Apparel & Luxury Goods – 0.5%
30,870	Birkenstock Holding PLC (Germany)*	1,518,187
1,825	Lululemon Athletica, Inc.*	433,583

		1,951,770

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services – 0.9%
13,730	T-Mobile US, Inc.	$3,271,310

TOTAL INVESTMENTS – 99.1% (Cost $254,815,181)		$368,171,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		3,356,283

NET ASSETS – 100.0%		$371,527,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	7	09/19/25	$ 2,188,813	$ 72,827

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $95,023,452, $214,381,837, $51,928,663 and $351,686,705, respectively)	$113,972,516	$263,164,620	$65,669,859	$418,563,978
Investments in affiliated issuers, at value (cost $–, $3,156, $1,698,723 and $13,187,911, respectively)	—	3,156	1,698,723	13,187,911
Cash	581,544	463,303	65,950	793,307
Foreign Currency, at value (cost $849,908, $–, $– and $–, respectively)	856,683	—	—	—
Receivables:
Investments sold	2,856,431	—	882,735	—
Collateral on certain derivative contracts	655,529	—	—	—
Foreign tax reclaims	590,150	5,032	—	878
Dividends	134,968	165,959	14,422	561,317
Reimbursement from investment adviser	12,144	8,570	7,666	4,096
Securities lending income	44	—	—	—
Fund shares sold	—	391,428	758	4,373,526
Other assets	331	272	2,570	161

Total assets	119,660,340	264,202,340	68,342,683	437,485,174

Liabilities:

Variation margin on futures contracts	253	—	—	—
Payables:
Investments purchased	2,670,176	—	1,929,692	—
Due to broker	546,006	—	—	—
Fund shares redeemed	126,560	80,761	101,941	317,871
Management fees	36,588	72,330	21,534	132,882
Distribution and Service fees and Transfer Agency fees	4,837	19,138	6,902	13,626
Accrued expenses	88,629	65,707	55,506	165,955

Total liabilities	3,473,049	237,936	2,115,575	630,334

Net Assets:

Paid-in capital	89,272,279	184,177,833	42,203,432	334,602,727
Total distributable earnings	26,915,012	79,786,571	24,023,676	102,252,113

NET ASSETS	$116,187,291	$263,964,404	$66,227,108	$436,854,840
Net Assets:
Institutional	$77,713,186	$80,452,514	$2,895,425	$328,628,955
Service	38,474,105	183,511,890	63,331,683	108,225,885
Total Net Assets	$116,187,291	$263,964,404	$66,227,108	$436,854,840
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	7,199,142	9,004,357	220,073	19,084,552
Service	3,547,769	20,529,464	5,236,297	6,207,707
Net asset value, offering and redemption price per share:
Institutional	$10.79	$8.93	$13.16	$17.22
Service	10.84	8.94	12.09	17.43

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities (continued) June 30, 2025 (Unaudited)

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $141,232,506, $189,427,088 and $254,815,181, respectively)(a)	$150,089,548	$435,003,376	$368,171,674
Investments in affiliated issuers, at value (cost $725,644, $5,929,362 and $–, respectively)	725,644	5,929,362	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,053,167	—	—
Cash	2,431,350	519,382	3,582,149
Receivables:
Fund shares sold	169,506	181,795	273,378
Dividends	157,125	10,712	72,268
Investments sold	11,736	—	—
Reimbursement from investment adviser	3,444	9,096	9,061
Foreign tax reclaims	2,224	2,821	1,006
Securities lending income	1,556	—	—
Collateral on certain derivative contracts	—	—	175,910
Variation margin on futures contracts	3,625	—	10,543
Other assets	274	912	1,192

Total assets	154,649,199	441,657,456	372,297,181

Liabilities:
Payables:
Payable upon return of securities loaned	1,053,167	—	—
Fund shares redeemed	72,548	533,225	603,480
Management fees	43,174	119,106	80,290
Collateral on certain derivative contracts	23,772	—	—
Distribution and Service fees and Transfer Agency fees	5,554	27,200	7,445
Accrued expenses	65,845	77,293	78,009

Total liabilities	1,264,060	756,824	769,224

Net Assets:
Paid-in capital	140,107,042	144,448,133	240,051,603
Total distributable earnings	13,278,097	296,452,499	131,476,354

NET ASSETS	$153,385,139	$440,900,632	$371,527,957
Net Assets:
Institutional	$110,424,865	$202,952,838	$326,771,132
Service	42,960,274	237,947,794	44,756,825
Total Net Assets	$153,385,139	$440,900,632	$371,527,957
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	8,320,096	12,429,639	14,563,467
Service	3,287,541	14,808,160	1,976,448
Net asset value, offering and redemption price per share:
Institutional	$13.27	$16.33	$22.44
Service	13.07	16.07	22.65

(a)	Includes loaned securities having a market value of $1,053,806, $– and $– for Small Cap Equity Insights Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations June 30, 2025 (Unaudited)

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $267,966, $–, $– and $1,580, respectively)	$2,395,521	$2,432,082	$176,968	$4,002,526

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	4,408	—	—	338

Dividends — affiliated issuers	2,823	16,001	17,344	100,437

Total Investment Income	2,402,752	2,448,083	194,312	4,103,301

Expenses:

Management fees	431,590	942,808	261,703	1,589,873

Custody, accounting and administrative services	68,835	29,399	17,334	29,598

Professional fees	63,117	55,848	53,569	52,767

Distribution and/or Service (12b-1) fees	44,750	225,339	72,399	117,641

Trustee fees	13,719	13,915	13,681	14,109

Transfer Agency fees(a)	10,657	26,189	6,016	41,295

Printing and mailing costs	6,968	11,888	12,607	5,000

Registration fees	—	45	9	—

Other	3,259	5,002	2,211	8,504

Total expenses	642,895	1,310,433	439,529	1,858,787

Less — expense reductions	(169,874)	(181,902)	(145,853)	(23,023)

Net expenses	473,021	1,128,531	293,676	1,835,764

NET INVESTMENT INCOME (LOSS)	1,929,731	1,319,552	(99,364)	2,267,537

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	5,465,701	25,698,299	6,552,262	26,810,291

Foreign currency transactions	35,449	—	165	1,816

Futures contracts	159,355	—	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	14,298,047	(18,354,534)	(738,780)	(21,916,912)

Foreign currency translations	116,631	265	—	27

Futures contracts	16,325	—	—	—

Net realized and unrealized gain	20,091,508	7,344,030	5,813,647	4,895,222

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,021,239	$8,663,582	$5,714,283	$7,162,759

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
International Equity Insights Fund	$7,077	$3,580
Large Cap Value Fund	8,162	18,027
Mid Cap Growth Fund	224	5,792
Mid Cap Value Fund	31,884	9,411

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations (continued) June 30, 2025 (Unaudited)

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $5,415, $948 and $–, respectively)	$1,215,697	$959,585	$2,310,911

Dividends — affiliated issuers	23,698	81,277	817

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	14,940	—	—

Total Investment Income	1,254,335	1,040,862	2,311,728

Expenses:

Management fees	509,953	1,382,455	1,098,947

Professional fees	56,022	54,682	55,839

Distribution and/or Service (12b-1) fees	48,246	257,565	53,944

Custody, accounting and administrative services	32,748	32,122	33,951

Transfer Agency fees(a)	14,571	38,942	35,450

Trustee fees	13,778	14,061	14,010

Printing and mailing costs	10,799	17,859	15,545

Registration fees	236	44	198

Other	4,445	5,743	5,669

Total expenses	690,798	1,803,473	1,313,553

Less — expense reductions	(50,451)	(178,257)	(268,580)

Net expenses	640,347	1,625,216	1,044,973

NET INVESTMENT INCOME (LOSS)	613,988	(584,354)	1,266,755

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	603,124	36,052,555	4,643,000

Foreign currency transactions	—	27	—

Futures contracts	(383,764)	—	(362,110)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(2,962,012)	(14,061,532)	6,056,951

Futures contracts	217,101	—	162,283

Foreign currency translations	—	149	—

Net realized and unrealized gain (loss)	(2,525,551)	21,991,199	10,500,124

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,911,563)	$21,406,845	$11,766,879

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Small Cap Equity Insights Fund	$10,711	$3,860
Strategic Growth Fund	18,337	20,605
U.S. Equity Insights Fund	31,134	4,316

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets June 30, 2025 (Unaudited)

	International Equity Insights Fund		Large Cap Value Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$1,929,731	$2,237,632	$1,319,552	$3,135,982

Net realized gain	5,660,505	11,876,070	25,698,299	34,945,091

Net change in unrealized gain (loss)	14,431,003	(7,732,163)	(18,354,269)	6,843,102

Net increase in net assets resulting from operations	22,021,239	6,381,539	8,663,582	44,924,175

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(4,359,207)	–	(11,419,934)

Service Shares	–	(2,118,195)	–	(24,965,024)

Total distributions to shareholders	–	(6,477,402)	–	(36,384,958)

From share transactions:

Proceeds from sales of shares	10,281,265	5,340,662	6,687,485	6,554,512

Reinvestment of distributions	–	6,477,402	–	36,384,958

Cost of shares redeemed	(14,162,887)	(18,577,626)	(24,242,099)	(59,320,824)

Net decrease in net assets resulting from share transactions	(3,881,622)	(6,759,562)	(17,554,614)	(16,381,354)

TOTAL INCREASE (DECREASE)	18,139,617	(6,855,425)	(8,891,032)	(7,842,137)

Net Assets:

Beginning of period	$98,047,674	$104,903,099	$272,855,436	$280,697,573

End of period	$116,187,291	$98,047,674	$263,964,404	$272,855,436

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued) June 30, 2025 (Unaudited)

	Mid Cap Growth Fund		Mid Cap Value Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income (loss)	$(99,364)	$(229,634)	$2,267,537	$4,071,636

Net realized gain	6,552,427	11,515,918	26,812,107	39,385,202

Net change in unrealized gain (loss)	(738,780)	536,961	(21,916,885)	9,439,108

Net increase in net assets resulting from operations	5,714,283	11,823,245	7,162,759	52,895,946

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(183,376)	–	(22,346,482)

Service Shares	–	(7,178,874)	–	(7,562,396)

Total distributions to shareholders	–	(7,362,250)	–	(29,908,878)

From share transactions:

Proceeds from sales of shares	6,984,392	4,869,881	50,804,857	24,974,652

Reinvestment of distributions	–	7,362,250	–	29,908,878

Cost of shares redeemed	(10,965,521)	(14,460,582)	(70,481,776)	(77,492,627)

Net decrease in net assets resulting from share transactions	(3,981,129)	(2,228,451)	(19,676,919)	(22,609,097)

TOTAL INCREASE (DECREASE)	1,733,154	2,232,544	(12,514,160)	377,971

Net Assets:

Beginning of period	$64,493,954	$62,261,410	$449,369,000	$448,991,029

End of period	$66,227,108	$64,493,954	$436,854,840	$449,369,000

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued) June 30, 2025 (Unaudited)

	Small Cap Equity Insights Fund		Strategic Growth Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income (loss)	$613,988	$662,738	$(584,354)	$(1,061,758)

Net realized gain	219,360	27,355,340	36,052,582	45,117,308

Net change in unrealized gain (loss)	(2,744,911)	(4,876,916)	(14,061,383)	66,730,570

Net increase (decrease) in net assets resulting from operations	(1,911,563)	23,141,162	21,406,845	110,786,120

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(9,967,498)	–	(14,116,534)

Service Shares	–	(3,285,027)	–	(17,717,139)

Total distributions to shareholders	–	(13,252,525)	–	(31,833,673)

From share transactions:

Proceeds from sales of shares	14,295,187	28,899,945	73,976,458	29,714,042

Reinvestment of distributions	–	13,252,525	–	31,833,672

Cost of shares redeemed	(11,623,146)	(23,052,447)	(81,670,674)	(80,063,168)

Net increase (decrease) in net assets resulting from share transactions	2,672,041	19,100,023	(7,694,216)	(18,515,454)

TOTAL INCREASE	760,478	28,988,660	13,712,629	60,436,993

Net Assets:

Beginning of period	$152,624,661	$123,636,001	$427,188,003	$366,751,010

End of period	$153,385,139	$152,624,661	$440,900,632	$427,188,003

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued) June 30, 2025 (Unaudited)

	U.S. Equity Insights Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$1,266,755	$1,926,403

Net realized gain	4,280,890	61,281,367

Net change in unrealized gain	6,219,234	23,941,033

Net increase in net assets resulting from operations	11,766,879	87,148,803

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(45,338,169)

Service Shares	–	(6,364,126)

Total distributions to shareholders	–	(51,702,295)

From share transactions:

Proceeds from sales of shares	11,757,590	20,868,263

Reinvestment of distributions	–	51,702,296

Cost of shares redeemed	(25,446,290)	(58,156,442)

Net increase (decrease) in net assets resulting from share transactions	(13,688,700)	14,414,117

TOTAL INCREASE (DECREASE)	(1,921,821)	49,860,625

Net Assets:

Beginning of period	$373,449,778	$323,589,153

End of period	$371,527,957	$373,449,778

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$8.79		$8.86	$7.66		$9.16		$8.62	$8.19

Net investment income(a)	0.18		0.21 (b)	0.20	(c)	0.25	(d)	0.21	0.12

Net realized and unrealized gain (loss)	1.82		0.35	1.23		(1.49)		0.83	0.43

Total from investment operations	2.00		0.56	1.43		(1.24)		1.04	0.55

Distributions to shareholders from net investment income	–		(0.29)	(0.23)		(0.26)		(0.27)	(0.12)

Distributions to shareholders from net realized gains	–		(0.34)	–		–		(0.23)	–

Total distributions	–		(0.63)	(0.23)		(0.26)		(0.50)	(0.12)

Net asset value, end of period	$10.79		$8.79	$8.86		$7.66		$9.16	$8.62

Total Return(e)	22.75%		6.13%	18.71%		(13.55)%		12.17%	6.79%

Net assets, end of period (in 000’s)	$77,713		$64,825	$67,221		$59,170		$63,179	$50,114

Ratio of net expenses to average net assets	0.80	%(f)	0.81%	0.82%		0.83%		0.85%	0.87%

Ratio of total expenses to average net assets	1.12	%(f)	1.09%	1.10%		0.99%		1.14%	1.37%

Ratio of net investment income to average net assets	3.70	%(f)	2.19%	2.38	%(c)	3.09	%(d)	2.22%	1.59%

Portfolio turnover rate(g)	78%		151%	162%		164%		167%	175%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of period	$8.84		$8.90	$7.70		$9.20		$8.66	$8.23

Net investment income(a)	0.17		0.19 (b)	0.18	(c)	0.22	(d)	0.19	0.10

Net realized and unrealized gain (loss)	1.83		0.35	1.23		(1.48)		0.83	0.44

Total from investment operations	2.00		0.54	1.41		(1.26)		1.02	0.54

Distributions to shareholders from net investment income	–		(0.26)	(0.21)		(0.24)		(0.25)	(0.11)

Distributions to shareholders from net realized gains	–		(0.34)	–		–		(0.23)	–

Total distributions	–		(0.60)	(0.21)		(0.24)		(0.48)	(0.11)

Net asset value, end of period	$10.84		$8.84	$8.90		$7.70		$9.20	$8.66

Total Return(e)	22.62%		5.81%	18.43%		(13.72)%		11.81%	6.53%

Net assets, end of period (in 000’s)	$38,474		$33,223	$37,682		$34,154		$44,372	$47,685

Ratio of net expenses to average net assets	1.05	%(f)	1.06%	1.07%		1.09%		1.10%	1.12%

Ratio of total expenses to average net assets	1.37	%(f)	1.34%	1.35%		1.25%		1.40%	1.61%

Ratio of net investment income to average net assets	3.47	%(f)	1.98%	2.14	%(c)	2.74	%(d)	1.97%	1.30%

Portfolio turnover rate(g)	78%		151%	162%		164%		167%	175%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.62		$8.43	$8.34	$9.97	$9.27	$9.19

Net investment income(a)	0.05		0.12	0.11	0.13	0.11	0.12

Net realized and unrealized gain (loss)	0.26		1.39	0.93	(0.72)	2.09	0.24

Total from investment operations	0.31		1.51	1.04	(0.59)	2.20	0.36

Distributions to shareholders from net investment income	–		(0.14)	(0.16)	(0.13)	(0.13)	(0.12)

Distributions to shareholders from net realized gains	–		(1.18)	(0.79)	(0.91)	(1.37)	(0.16)

Total distributions	–		(1.32)	(0.95)	(1.04)	(1.50)	(0.28)

Net asset value, end of period	$8.93		$8.62	$8.43	$8.34	$9.97	$9.27

Total Return(b)	3.60%		17.10%	13.01%	(6.37)%	24.13%	3.97%

Net assets, end of period (in 000’s)	$80,453		$85,065	$80,219	$145,165	$179,541	$160,076

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.71%	0.70%	0.69%	0.71%

Ratio of total expenses to average net assets	0.83	%(c)	0.81%	0.79%	0.80%	0.79%	0.81%

Ratio of net investment income to average net assets	1.21	%(c)	1.26%	1.33%	1.38%	1.08%	1.44%

Portfolio turnover rate(d)	48%		57%	58%	46%	54%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.63		$8.44	$8.35	$9.98	$9.27	$9.19

Net investment income(a)	0.04		0.10	0.10	0.11	0.09	0.10

Net realized and unrealized gain (loss)	0.27		1.38	0.91	(0.72)	2.09	0.24

Total from investment operations	0.31		1.48	1.01	(0.61)	2.18	0.34

Distributions to shareholders from net investment income	–		(0.11)	(0.13)	(0.11)	(0.10)	(0.10)

Distributions to shareholders from net realized gains	–		(1.18)	(0.79)	(0.91)	(1.37)	(0.16)

Total distributions	–		(1.29)	(0.92)	(1.02)	(1.47)	(0.26)

Net asset value, end of period	$8.94		$8.63	$8.44	$8.35	$9.98	$9.27

Total Return(b)	3.59%		16.79%	12.71%	(6.57)%	23.93%	3.73%

Net assets, end of period (in 000’s)	$183,512		$187,791	$200,479	$238,371	$307,721	$299,564

Ratio of net expenses to average net assets	0.93	%(c)	0.93%	0.94%	0.93%	0.92%	0.94%

Ratio of total expenses to average net assets	1.08	%(c)	1.06%	1.04%	1.05%	1.04%	1.06%

Ratio of net investment income to average net assets	0.98	%(c)	1.03%	1.12%	1.15%	0.84%	1.21%

Portfolio turnover rate(d)	48%		57%	58%	46%	54%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.97		$10.99	$9.32	$13.05	$13.93	$11.50

Net investment loss(a)	(0.01)		(0.03)	(0.01)	(0.02)	(0.07)	(0.04)

Net realized and unrealized gain (loss)	1.20		2.38	1.75	(3.38)	1.71	5.06

Total from investment operations	1.19		2.35	1.74	(3.40)	1.64	5.02

Distributions to shareholders from net realized gains	–		(1.37)	(0.07)	(0.33)	(2.52)	(2.59)

Net asset value, end of period	$13.16		$11.97	$10.99	$9.32	$13.05	$13.93

Total Return(b)	9.94%		20.48%	18.68%	(26.20)%	11.65%	44.33%

Net assets, end of period (in 000’s)	$2,895		$1,768	$1,408	$1,132	$483	$151

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.82%	0.83%	0.85%

Ratio of total expenses to average net assets	1.22	%(c)	1.13%	1.15%	1.20%	1.33%	1.23%

Ratio of net investment loss to average net assets	(0.16	)%(c)	(0.22)%	(0.06)%	(0.16)%	(0.47)%	(0.34)%

Portfolio turnover rate(d)	43%		73%	63%	59%	50%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.01		$10.21	$8.68	$12.20	$13.19	$11.00

Net investment loss(a)	(0.02)		(0.04)	(0.02)	(0.03)	(0.09)	(0.06)

Net realized and unrealized gain (loss)	1.10		2.21	1.62	(3.16)	1.62	4.84

Total from investment operations	1.08		2.17	1.60	(3.19)	1.53	4.78

Distributions to shareholders from net realized gains	–		(1.37)	(0.07)	(0.33)	(2.52)	(2.59)

Net asset value, end of period	$12.09		$11.01	$10.21	$8.68	$12.20	$13.19

Total Return(b)	9.81%		20.29%	18.45%	(26.30)%	11.48%	44.16%

Net assets, end of period (in 000’s)	$63,332		$62,726	$60,854	$51,286	$76,986	$82,134

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.98%	0.99%	1.01%

Ratio of total expenses to average net assets	1.47	%(c)	1.38%	1.40%	1.51%	1.43%	1.48%

Ratio of net investment loss to average net assets	(0.34	)%(c)	(0.37)%	(0.22)%	(0.36)%	(0.62)%	(0.50)%

Portfolio turnover rate(d)	43%		73%	63%	59%	50%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.87		$16.01	$14.89	$19.53	$17.23	$16.22

Net investment income(a)	0.11		0.16	0.14	0.16	0.09	0.10

Net realized and unrealized gain (loss)	0.24		1.90	1.53	(1.98)	5.20	1.26

Total from investment operations	0.35		2.06	1.67	(1.82)	5.29	1.36

Distributions to shareholders from net investment income	–		(0.18)	(0.16)	(0.13)	(0.10)	(0.10)

Distributions to shareholders from net realized gains	–		(1.02)	(0.39)	(2.69)	(2.89)	(0.25)

Total distributions	–		(1.20)	(0.55)	(2.82)	(2.99)	(0.35)

Net asset value, end of period	$17.22		$16.87	$16.01	$14.89	$19.53	$17.23

Total Return(b)	2.07%		12.40%	11.42%	(9.99)%	30.95%	8.38%

Net assets, end of period (in 000’s)	$328,629		$331,816	$326,257	$311,440	$383,315	$327,376

Ratio of net expenses to average net assets	0.83	%(c)	0.84%	0.84%	0.83%	0.83%	0.84%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.85%	0.85%	0.85%	0.90%

Ratio of net investment income to average net assets	1.32	%(c)	0.96%	0.96%	0.89%	0.46%	0.68%

Portfolio turnover rate(d)	49%		62%	92%	75%	63%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.10		$16.21	$15.07	$19.73	$17.39	$16.37

Net investment income(a)	0.09		0.12	0.11	0.10	0.04	0.06

Net realized and unrealized gain (loss)	0.24		1.92	1.54	(1.99)	5.24	1.28

Total from investment operations	0.33		2.04	1.65	(1.89)	5.28	1.34

Distributions to shareholders from net investment income	–		(0.13)	(0.12)	(0.08)	(0.05)	(0.07)

Distributions to shareholders from net realized gains	–		(1.02)	(0.39)	(2.69)	(2.89)	(0.25)

Total distributions	–		(1.15)	(0.51)	(2.77)	(2.94)	(0.32)

Net asset value, end of period	$17.43		$17.10	$16.21	$15.07	$19.73	$17.39

Total Return(b)	1.93%		12.16%	11.11%	(10.23)%	30.57%	8.17%

Net assets, end of period (in 000’s)	$108,226		$117,553	$122,734	$89,460	$169,283	$158,909

Ratio of net expenses to average net assets	1.08	%(c)	1.08%	1.09%	1.08%	1.08%	1.09%

Ratio of total expenses to average net assets	1.09	%(c)	1.09%	1.10%	1.10%	1.10%	1.14%

Ratio of net investment income to average net assets	1.10	%(c)	0.71%	0.73%	0.56%	0.21%	0.39%

Portfolio turnover rate(d)	49%		62%	92%	75%	63%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023		2022		2021		2020

Per Share Data

Net asset value, beginning of period	$13.44		$12.28	$10.40		$13.08		$13.51		$12.62

Net investment income(a)	0.06		0.07	0.08	(b)	0.07	(c)	0.05	(d)	0.05

Net realized and unrealized gain (loss)	(0.23)		2.37	1.92		(2.59)		3.17		1.03

Total from investment operations	(0.17)		2.44	2.00		(2.52)		3.22		1.08

Distributions to shareholders from net investment income	–		(0.14)	(0.12)		(0.04)		(0.08)		(0.03)

Distributions to shareholders from net realized gains	–		(1.14)	–		(0.12)		(3.57)		(0.16)

Total distributions	–		(1.28)	(0.12)		(0.16)		(3.65)		(0.19)

Net asset value, end of period	$13.27		$13.44	$12.28		$10.40		$13.08		$13.51

Total Return(e)	(1.26)%		19.05%	19.28%		(19.38)%		23.79%		8.56%

Net assets, end of period (in 000’s)	$110,425		$114,090	$95,809		$87,877		$108,716		$84,887

Ratio of net expenses to average net assets	0.81	%(f)	0.81%	0.82%		0.81%		0.81%		0.81%

Ratio of total expenses to average net assets	0.88	%(f)	0.87%	0.87%		0.95%		0.93%		1.08%

Ratio of net investment income to average net assets	0.90	%(f)	0.54%	0.75	%(b)	0.65	%(c)	0.34	%(d)	0.46%

Portfolio turnover rate(g)	79%		158%	152%		163%		172%		147%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023		2022		2021		2020

Per Share Data

Net asset value, beginning of period	$13.25		$12.12	$10.27		$12.93		$13.39		$12.51

Net investment income(a)	0.04		0.04	0.06	(b)	0.05	(c)	0.01	(d)	0.02

Net realized and unrealized gain (loss)	(0.22)		2.34	1.88		(2.58)		3.14		1.02

Total from investment operations	(0.18)		2.38	1.94		(2.53)		3.15		1.04

Distributions to shareholders from net investment income	–		(0.11)	(0.09)		(0.01)		(0.04)		–

Distributions to shareholders from net realized gains	–		(1.14)	–		(0.12)		(3.57)		(0.16)

Total distributions	–		(1.25)	(0.09)		(0.13)		(3.61)		(0.16)

Net asset value, end of period	$13.07		$13.25	$12.12		$10.27		$12.93		$13.39

Total Return(e)	(1.36)%		18.82%	18.95%		(19.64)%		23.50%		8.34%

Net assets, end of period (in 000’s)	$42,960		$38,534	$27,827		$21,617		$22,114		$17,239

Ratio of net expenses to average net assets	1.06	%(f)	1.06%	1.07%		1.06%		1.06%		1.06%

Ratio of total expenses to average net assets	1.13	%(f)	1.12%	1.12%		1.20%		1.18%		1.33%

Ratio of net investment income to average net assets	0.68	%(f)	0.29%	0.50	%(b)	0.43	%(c)	0.09	%(d)	0.22%

Portfolio turnover rate(g)	79%		158%	152%		163%		172%		147%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.39		$12.54	$9.20	$16.63	$15.43	$11.90

Net investment loss(a)	(0.01)		(0.02)	(0.01)	(0.01)	(0.05)	– (b)

Net realized and unrealized gain (loss)	0.95		4.08	3.84	(5.24)	3.46	4.79

Total from investment operations	0.94		4.06	3.83	(5.25)	3.41	4.79

Distributions to shareholders from net investment income	–		–	–	–	–	(0.01)

Distributions to shareholders from net realized gains	–		(1.21)	(0.49)	(2.18)	(2.21)	(1.25)

Total distributions	–		(1.21)	(0.49)	(2.18)	(2.21)	(1.26)

Net asset value, end of period	$16.33		$15.39	$12.54	$9.20	$16.63	$15.43

Total Return(c)	6.11%		32.37%	41.94%	(32.52)%	21.93%	40.37%

Net assets, end of period (in 000’s)	$202,953		$191,210	$160,030	$122,077	$187,144	$167,930

Ratio of net expenses to average net assets	0.70	%(d)	0.72%	0.75%	0.74%	0.73%	0.74%

Ratio of total expenses to average net assets	0.79	%(d)	0.79%	0.79%	0.82%	0.79%	0.81%

Ratio of net investment loss to average net assets	(0.17	)%(d)	(0.13)%	(0.06)%	(0.11)%	(0.27)%	(0.01)%

Portfolio turnover rate(e)	31%		39%	47%	29%	20%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.17		$12.40	$9.12	$16.55	$15.41	$11.91

Net investment loss(a)	(0.03)		(0.05)	(0.03)	(0.05)	(0.09)	(0.03)

Net realized and unrealized gain (loss)	0.93		4.03	3.80	(5.20)	3.44	4.78

Total from investment operations	0.90		3.98	3.77	(5.25)	3.35	4.75

Distributions to shareholders from net realized gains	–		(1.21)	(0.49)	(2.18)	(2.21)	(1.25)

Total distributions	–		(1.21)	(0.49)	(2.18)	(2.21)	(1.25)

Net asset value, end of period	$16.07		$15.17	$12.40	$9.12	$16.55	$15.41

Total Return(b)	5.93%		32.09%	41.65%	(32.68)%	21.56%	39.98%

Net assets, end of period (in 000’s)	$237,948		$235,978	$206,721	$115,205	$262,782	$257,714

Ratio of net expenses to average net assets	0.95	%(c)	0.97%	1.00%	0.99%	0.98%	0.99%

Ratio of total expenses to average net assets	1.04	%(c)	1.04%	1.03%	1.07%	1.04%	1.06%

Ratio of net investment loss to average net assets	(0.42	)%(c)	(0.38)%	(0.31)%	(0.38)%	(0.52)%	(0.24)%

Portfolio turnover rate(d)	31%		39%	47%	29%	20%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.68		$19.53	$15.88	$20.06	$20.08	$17.93

Net investment income(a)	0.08		0.13	0.15	0.15	0.18	0.15

Net realized and unrealized gain (loss)	0.68		5.47	3.63	(4.10)	5.61	2.98

Total from investment operations	0.76		5.60	3.78	(3.95)	5.79	3.13

Distributions to shareholders from net investment income	–		(0.15)	(0.13)	(0.14)	(0.19)	(0.16)

Distributions to shareholders from net realized gains	–		(3.30)	–	(0.09)	(5.62)	(0.82)

Total distributions	–		(3.45)	(0.13)	(0.23)	(5.81)	(0.98)

Net asset value, end of period	$22.44		$21.68	$19.53	$15.88	$20.06	$20.08

Total Return(b)	3.51%		28.32%	23.81%	(19.74)%	29.41%	17.49%

Net assets, end of period (in 000’s)	$326,771		$326,795	$279,958	$242,239	$317,468	$267,592

Ratio of net expenses to average net assets	0.56	%(c)	0.56%	0.57%	0.56%	0.55%	0.56%

Ratio of total expenses to average net assets	0.71	%(c)	0.70%	0.69%	0.72%	0.71%	0.75%

Ratio of net investment income to average net assets	0.74	%(c)	0.57%	0.83%	0.86%	0.81%	0.85%

Portfolio turnover rate(d)	98%		204%	201%	203%	206%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.90		$19.71	$16.02	$20.23	$20.21	$18.04

Net investment income(a)	0.06		0.08	0.11	0.11	0.14	0.12

Net realized and unrealized gain (loss)	0.69		5.51	3.66	(4.13)	5.64	2.99

Total from investment operations	0.75		5.59	3.77	(4.02)	5.78	3.11

Distributions to shareholders from net investment income	–		(0.10)	(0.08)	(0.10)	(0.14)	(0.12)

Distributions to shareholders from net realized gains	–		(3.30)	–	(0.09)	(5.62)	(0.82)

Total distributions	–		(3.40)	(0.08)	(0.19)	(5.76)	(0.94)

Net asset value, end of period	$22.65		$21.90	$19.71	$16.02	$20.23	$20.21

Total Return(b)	3.42%		28.00%	23.59%	(19.90)%	29.11%	17.27%

Net assets, end of period (in 000’s)	$44,757		$46,655	$43,631	$41,870	$61,849	$54,149

Ratio of net expenses to average net assets	0.77	%(c)	0.77%	0.78%	0.77%	0.77%	0.77%

Ratio of total expenses to average net assets	0.96	%(c)	0.95%	0.94%	0.97%	0.93%	1.00%

Ratio of net investment income to average net assets	0.53	%(c)	0.36%	0.62%	0.64%	0.60%	0.63%

Portfolio turnover rate(d)	98%		204%	201%	203%	206%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs International Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Large Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Growth Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Small Cap Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Strategic Growth Fund	Institutional and Service	Non-Diversified

Goldman Sachs U.S. Equity Insights Fund	Institutional and Service	Diversified

Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

51

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing

52

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

53

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

International Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3
Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$32,255	$—
Asia	200,219	31,465,240	—
Europe	2,580,992	61,121,639	—
North America	1,674,629	8,291,814	—
Oceania	—	8,535,502	—
South America	—	70,226	—
Total	$4,455,840	$109,516,676	$—

Derivative Type

Assets
Futures Contracts(b)	$15,751	$—	$—

Liabilities
Futures Contracts(b)	$(2,006)	$—	$—

Large Cap Value Fund
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,428,457	$—	$—
North America	255,736,163	—	—
Investment Company	3,156	—	—
Total	$263,167,776	$—	$—

Mid Cap Growth Fund
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,125,457	$—	$—
North America	64,544,402	—	—
Investment Company	1,698,723	—	—
Total	$67,368,582	$—	$—

54

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Mid Cap Value Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$2,160,428	$—	$—
Europe	11,811,419	—	—
North America	404,592,131	—	—
Investment Company	13,187,911	—	—
Total	$431,751,889	$—	$—

Small Cap Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$816,839	$—	$—
Asia	2,093,411	—	—
Europe	2,450,104	—	—
North America	144,262,184	—	—
South America	467,010	—	—
Investment Company	725,644	—	—
Securities Lending Reinvestment Vehicle	1,053,167	—	—
Total	$151,868,359	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$89,609	$—	$—

Strategic Growth Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$3,975,721	$—	$—
North America	431,027,655	—	—
Investment Company	5,929,362	—	—
Total	$440,932,738	$—	$—

U.S. Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$637,878	$—	$—
Europe	1,770,253	—	—
North America	365,763,543	—	—
Total	$368,171,674	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$72,827	$—	$—

55

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

International Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$15,751	Variation margin on futures contracts	$(2,006)
Small Cap Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$89,609	Variation margin on futures contracts	$—
U.S. Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$72,827	Variation margin on futures contracts	$—

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

56

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

International Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$159,355	$16,325

Small Cap Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(383,764)	217,101

U.S. Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(362,110)	162,283

For the six months ended June 30, 2025, the relevant values for each derivative type were as follows:

Average number of Contracts(a)
Fund	Futures Contracts
International Equity Insights Fund	20
Small Cap Equity Insights Fund	49
U.S. Equity Insights Fund	20

(a)

Amounts disclosed represent average number of contracts for future contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

57

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
International Equity Insights Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.78%*
Large Cap Value Fund	0.72	0.65	0.62	0.60	0.59	0.72	0.68 *
Mid Cap Growth Fund	0.87	0.87	0.78	0.74	0.73	0.87	0.81 *
Mid Cap Value Fund	0.77	0.77	0.69	0.66	0.65	0.77	0.77
Small Cap Equity Insights Fund	0.70	0.70	0.63	0.60	0.59	0.70	0.70
Strategic Growth Fund	0.71	0.64	0.61	0.59	0.58	0.71	0.68 *
U.S. Equity Insights Fund	0.62	0.59	0.56	0.55	0.54	0.62	0.54 *

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM has agreed to waive a portion of its management fee in order to achieve effective net management fee rates of 0.78%, 0.68%, 0.81%, 0.68% and 0.54% of International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively. These arrangements will remain in effect through at least April 30, 2026 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2025, with respect to the Funds’ investments in an affiliated Underlying Fund GSAM waived $115, $637, $638, $3,772, $902, $3,121 and $27 of the International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Equity Insights Fund, Strategic Growth Fund, and U.S. Equity Insights Fund management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of each Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares. For the six months ended June 30, 2025 for the U.S. Equity Insights Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.21% of average daily net assets attributable to Service Shares. For the six months ended June 30, 2025 for the Mid Cap Growth Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.15% of average daily net assets attributable to Service Shares. These distribution and service fee waivers will remain in place through at least April 30, 2026, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive its transfer agency fee attributable to the Service Shares of the Large Cap Value Fund. This arrangement will remain in place through at least April 30, 2026, and prior to such date Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

D. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value,

58

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds are 0.004%, 0.004%, 0.004%, 0.024%, 0.094%, 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to April 30, 2025, the Other Expense limitation was 0.054% for Mid Cap Value Fund. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

International Equity Insights Fund	$16,106	$–	$–	$153,768	$169,874

Large Cap Value Fund	53,015	18,027	–	110,860	181,902

Mid Cap Growth Fund	18,687	–	28,957	98,209	145,853

Mid Cap Value Fund	3,772	–	–	19,251	23,023

Small Cap Equity Insights Fund	902	–	–	49,549	50,451

Strategic Growth Fund	61,535	–	–	116,722	178,257

U.S. Equity Insights Fund	141,827	–	8,631	118,122	268,580

E. Line of Credit Facility — As of June 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000,000.

F. Other Transactions with Affiliates — For the six months ended June 30, 2025, Goldman Sachs did not earn brokerage commissions from portfolio transactions.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2025:

International Equity Insights Fund

Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$81	$2,478,041	$(2,478,122)	$–	–	$2,823

Large Cap Value Fund
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	2,137	13,611,290	(13,610,271)	3,156	3,156	16,001

59

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Mid Cap Growth Fund

Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$211,545	$13,223,520	$(11,736,342)	$1,698,723	1,698,723	$17,344

Mid Cap Value Fund
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,607,866	57,048,124	(45,468,079)	13,187,911	13,187,911	100,437

Small Cap Equity Insights Fund
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,209,171	11,618,386	(12,101,913)	725,644	725,644	23,698

Strategic Growth Fund
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	2,883,077	59,480,266	(56,433,981)	5,929,362	5,929,362	81,277

U.S. Equity Insights Fund
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	1,108,312	(1,108,312)	–	–	817

60

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal period ended June 30, 2025, were as follows:

Fund	Purchases	Sales

International Equity Insights Fund	$82,123,208	$84,011,999

Large Cap Value Fund	127,988,662	144,647,364

Mid Cap Growth Fund	25,961,946	30,374,663

Mid Cap Value Fund	204,584,187	237,572,395

Small Cap Equity Insights Fund	118,565,366	115,139,303

Strategic Growth Fund	120,930,647	132,143,767

U.S. Equity Insights Fund	350,349,939	363,207,010

7. SECURITIES LENDING

The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights

61

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

7. SECURITIES LENDING (continued)

are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2025

			Amounts Payable to
	Earnings of GSAL	Amounts Received	Goldman Sachs
	Relating to	by the Funds	Upon Return of
	Securities	from Lending to	Securities Loaned as of
Fund	Loaned	Goldman Sachs	June 30, 2025

International Equity Insights Fund	$600	$120	$—

Small Cap Equity Insights Fund	3,023	1,877	47,277

U.S. Equity Insights Fund	42	37	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2025.

	Beginning value as	Purchases	Proceeds	Ending value as
Fund	of December 31, 2024	at Cost	from Sales	of June 30, 2025

International Equity Insights Fund	$1,041,900	$8,448,347	$(9,490,247)	$—

Small Cap Equity Insights Fund	1,943,370	14,330,279	(15,220,482)	1,053,167

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2024, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	International
	Equity Insights	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap Equity
	Fund	Fund	Fund	Fund	Insights Fund

Timing differences — (Real Estate Investment Trusts, late year ordinary loss deferral, and post October loss deferral)	$—	$(36,468)	$—	$214,392	$53,655

	Strategic Growth	U.S. Equity
	Fund	Insights Fund

Timing differences	$(4)	$—

62

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

8. TAX INFORMATION (continued)

As of June 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity
	Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund

Tax Cost	$95,806,314	$215,093,488	$53,892,647

Gross unrealized gain	19,992,086	56,167,786	14,785,319

Gross unrealized loss	(1,825,884)	(8,093,498)	(1,309,384)

Net unrealized gain (loss)	$18,166,202	$48,074,288	$13,475,935

		Small Cap Equity
	Mid Cap Value Fund	Insights Fund	Strategic Growth Fund

Tax Cost	$369,856,541	$143,856,563	$196,054,228

Gross unrealized gain	80,746,182	18,370,585	246,460,158

Gross unrealized loss	(18,850,834)	(10,358,789)	(1,581,648)

Net unrealized gain (loss)	$61,895,348	$8,011,796	$244,878,510

			U.S. Equity Insights
			Fund

Tax Cost			$255,986,812

Gross unrealized gain			118,720,276

Gross unrealized loss			(6,535,414)

Net unrealized gain (loss)			$112,184,862

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or

63

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

9. OTHER RISKS (continued)

prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax Diversification Risk — The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements (whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for more information.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Insights Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	440,689	$3,983,935	306,482	$ 2,913,239

Reinvestment of distributions	—	—	475,376	4,359,207

Shares redeemed	(619,136)	(5,962,753)	(995,179)	(9,393,442)

	(178,447)	(1,978,818)	(213,321)	(2,120,996)

Service Shares

Shares sold	658,092	6,297,330	258,995	2,427,423

Reinvestment of distributions	—	—	229,739	2,118,195

Shares redeemed	(869,203)	(8,200,134)	(962,763)	(9,184,184)

	(211,111)	(1,902,804)	(474,029)	(4,638,566)

NET DECREASE IN SHARES	(389,558)	$(3,881,622)	(687,350)	$ (6,759,562)

	Large Cap Value Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	261,537	$2,257,838	590,812	$ 5,454,648

Reinvestment of distributions	—	—	1,260,478	11,419,934

Shares redeemed	(1,124,024)	(9,265,695)	(1,503,373)	(13,970,849)

	(862,487)	(7,007,857)	347,917	2,903,733

Service Shares

Shares sold	515,097	4,429,647	119,393	1,099,864

Reinvestment of distributions	—	—	2,749,452	24,965,024

Shares redeemed	(1,733,765)	(14,976,404)	(4,878,616)	(45,349,975)

	(1,218,668)	(10,546,757)	(2,009,771)	(19,285,087)

65

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

NET DECREASE IN SHARES	(2,081,155)	$(17,554,614)	(1,661,854)	$ (16,381,354)

	Mid Cap Growth Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	72,568	$782,356	29,601	$ 340,916

Reinvestment of distributions	—	—	14,182	183,376

Shares redeemed	(245)	(2,881)	(24,149)	(276,573)

	72,323	779,475	19,634	247,719

Service Shares

Shares sold	568,377	6,202,036	423,473	4,528,965

Reinvestment of distributions	—	—	603,774	7,178,874

Shares redeemed	(1,029,465)	(10,962,640)	(1,290,465)	(14,184,009)

	(461,088)	(4,760,604)	(263,218)	(2,476,170)

NET DECREASE IN SHARES	(388,765)	$(3,981,129)	(243,584)	$ (2,228,451)

	Mid Cap Value Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	557,551	$9,055,275	1,232,116	$ 21,006,206

Reinvestment of distributions	—	—	1,239,405	22,346,482

Shares redeemed	(1,146,480)	(19,055,654)	(3,179,541)	(54,305,638)

	(588,929)	(10,000,379)	(708,020)	(10,952,950)

Service Shares

Shares sold	2,441,917	41,749,582	228,427	3,968,446

Reinvestment of distributions	—	—	413,472	7,562,396

Shares redeemed	(3,109,687)	(51,426,122)	(1,335,992)	(23,186,989)

	(667,770)	(9,676,540)	(694,093)	(11,656,147)

NET DECREASE IN SHARES	(1,256,699)	$(19,676,919)	(1,402,113)	$ (22,609,097)

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	527,609	$6,785,406	1,314,235	$ 18,193,349

Reinvestment of distributions	—	—	686,940	9,967,498

Shares redeemed	(698,248)	(8,827,976)	(1,315,237)	(17,803,778)

	(170,639)	(2,042,570)	685,938	10,357,069

Service Shares

Shares sold	599,751	7,509,781	774,701	10,706,596

Reinvestment of distributions	—	—	229,562	3,285,027

Shares redeemed	(221,226)	(2,795,170)	(390,842)	(5,248,669)

	378,525	4,714,611	613,421	8,742,954

NET INCREASE IN SHARES	207,886	$2,672,041	1,299,359	$ 19,100,023

	Strategic Growth Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	775,106	$10,424,025	437,949	$ 6,140,517

Reinvestment of distributions	—	—	914,283	14,116,534

Shares redeemed	(768,488)	(11,431,396)	(1,687,991)	(24,085,712)

	6,618	(1,007,371)	(335,759)	(3,828,661)

Service Shares

Shares sold	4,304,837	63,552,433	1,674,997	23,573,525

Reinvestment of distributions	—	—	1,164,070	17,717,138

Shares redeemed	(5,056,276)	(70,239,278)	(3,946,733)	(55,977,456)

	(751,439)	(6,686,845)	(1,107,666)	(14,686,793)

NET DECREASE IN SHARES	(744,821)	$(7,694,216)	(1,443,425)	$ (18,515,454)

	U.S. Equity Insights Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	493,417	$10,620,543	830,157	$ 18,611,634

Reinvestment of distributions	—	—	2,048,720	45,338,169

Shares redeemed	(1,002,696)	(21,057,257)	(2,137,416)	(47,602,217)

	(509,279)	(10,436,714)	741,461	16,347,586

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Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	53,274	$1,137,047	101,127	$ 2,256,629

Reinvestment of distributions	—	—	284,621	6,364,127

Shares redeemed	(206,755)	(4,389,033)	(469,429)	(10,554,225)

	(153,481)	(3,251,986)	(83,681)	(1,933,469)

NET INCREASE (DECREASE) IN SHARES	(662,760)	$(13,688,700)	657,780	$ 14,414,117

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Insights Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs U.S. Equity Insights Fund (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and in the case of the Mid Cap Value Fund and U.S. Equity Insights Fund, a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending (in the case of the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund), portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices (in the case of the Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and Strategic Growth Fund), other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the performance of the Mid Cap Value Fund and U.S. Equity Insight Fund to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. In the case of International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2025. They also noted that in April 2018 the International Equity Insights Fund had been repositioned from the Strategic International Equity Fund, which involved changes to the Fund’s investment strategy and portfolio management. The Trustees observed that the Large Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period, in the third quartile for the one- and five-year periods, and in the fourth quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2025. They noted that the Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They further noted that the Mid Cap Growth Fund had experienced certain portfolio management changes in early 2025. The Trustees considered that the Mid Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods and in the third quartile for the three- and ten-year periods, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2025. They noted that the Small Cap Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees observed that the Strategic Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2025. They considered that the Strategic Growth Fund had experienced certain portfolio management changes in 2024 and 2025. The Trustees noted that the U.S. Equity Insights Fund had placed in the top half of the Fund’s peer group for the one-year period and in the third quartile for the three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of Strategic Growth Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	International
Average Daily	Equity Insights	Large Cap Value	Strategic Growth	U.S. Equity
Net Assets	Fund	Fund	Fund	Insights Fund

First $1 billion	0.81%	0.72%	0.71%	0.62%

Next $1 billion	0.73	0.65	0.64	0.59

Next $3 billion	0.69	0.62	0.61	0.56

Next $3 billion	0.68	0.60	0.59	0.55

Over $8 billion	0.67	0.59	0.58	0.54

Average Daily	Mid Cap Growth	Mid Cap Value	Small Cap Equity
Net Assets	Fund	Fund	Insights Fund

First $2 billion	0.87%	0.77%	0.70%

Next $3 billion	0.78	0.69	0.63

Next $3 billion	0.74	0.66	0.60

Over $8 billion	0.73	0.65	0.59

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Strategic Growth Fund and U.S. Equity Insights Fund) and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the Distribution and Service fees paid by the Mid Cap Growth Fund and U.S. Equity Insights Fund, and the transfer agency fees paid by the Large Cap Value Fund and Strategic Growth Fund. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and Strategic Growth Fund; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund and fees earned by the Investment Adviser for managing the fund in which the Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of

74

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the ability of the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

75

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN L.P. SACHS ASSET MANAGEMENT, Investment Adviser 200 West Street, New York New York 10282 © 2025 Goldman Sachs. All rights reserved. VITEQTYSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 24, 2022.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 22, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Variable Insurance Trust

Date:	August 22, 2025